AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2018

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 120                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 124                             /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /       Immediately upon filing pursuant to paragraph (b)
          /X/       On January 28, 2018 pursuant to paragraph (b)
          / /       60 days after filing pursuant to paragraph (a)(1)
          / /       75 days after filing pursuant to paragraph (a)(2)
          / /       On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                      THE ADVISORS' INNER CIRCLE FUND III

                                   PROSPECTUS


                                JANUARY 28, 2018


                BNP PARIBAS AM ABSOLUTE RETURN FIXED INCOME FUND
                         (INSTITUTIONAL SHARES: BNPFX)
                            (INVESTOR SHARES: BNPGX)
                             (RETAIL SHARES: BNPHX)

                BNP PARIBAS AM GLOBAL INFLATION-LINKED BOND FUND
                         (INSTITUTIONAL SHARES: BNPIX)
                            (INVESTOR SHARES: BNPJX)
                             (RETAIL SHARES: BNPKX)

                  BNP PARIBAS AM EMERGING MARKETS EQUITY FUND
                         (INSTITUTIONAL SHARES: BNPOX)
                            (INVESTOR SHARES: BNPPX)
                             (RETAIL SHARES: BNPQX)

                            BNP PARIBAS AM MBS FUND
                         (INSTITUTIONAL SHARES: BNPRX)
                            (INVESTOR SHARES: BNPSX)
                             (RETAIL SHARES: BNPTX)

                   BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND
                         (INSTITUTIONAL SHARES: BNPUX)
                            (INVESTOR SHARES: BNPVX)
                             (RETAIL SHARES: BNPWX)


         BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND
                         (INSTITUTIONAL SHARES: BNPLX)
                            (INVESTOR SHARES: BNPMX)
                             (RETAIL SHARES: BNPNX)

                 BNP PARIBAS AM U.S. INFLATION-LINKED BOND FUND
                         (INSTITUTIONAL SHARES: BNPBX)
                            (INVESTOR SHARES: BNPDX)
                             (RETAIL SHARES: BNPEX)

                              INVESTMENT ADVISER:
                     BNP PARIBAS ASSET MANAGEMENT USA, INC.


  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                            PAGE

BNP PARIBAS AM ABSOLUTE RETURN FIXED INCOME FUND ............................  1
       INVESTMENT OBJECTIVE .................................................  1
       FUND FEES AND EXPENSES ...............................................  1
       PRINCIPAL INVESTMENT STRATEGIES ......................................  2
       PRINCIPAL RISKS ......................................................  3
       PERFORMANCE INFORMATION ..............................................  7
       INVESTMENT ADVISER ...................................................  7
       PORTFOLIO MANAGERS ...................................................  7
BNP PARIBAS AM GLOBAL INFLATION-LINKED BOND FUND ............................  8
       INVESTMENT OBJECTIVE .................................................  8
       FUND FEES AND EXPENSES ...............................................  8
       PRINCIPAL INVESTMENT STRATEGIES ......................................  9
       PRINCIPAL RISKS ...................................................... 10
       PERFORMANCE INFORMATION .............................................. 12
       INVESTMENT ADVISER ................................................... 12
       PORTFOLIO MANAGERS ................................................... 13
BNP PARIBAS AM EMERGING MARKETS EQUITY FUND ................................. 14
       INVESTMENT OBJECTIVE ................................................. 14
       FUND FEES AND EXPENSES ............................................... 14
       PRINCIPAL INVESTMENT STRATEGIES ...................................... 15
       PRINCIPAL RISKS ...................................................... 16
       PERFORMANCE INFORMATION .............................................. 18
       INVESTMENT ADVISER ................................................... 18
       PORTFOLIO MANAGER .................................................... 18
BNP PARIBAS AM MBS FUND ..................................................... 20
       INVESTMENT OBJECTIVE ................................................. 20
       FUND FEES AND EXPENSES ............................................... 20
       PRINCIPAL INVESTMENT STRATEGIES ...................................... 21
       PRINCIPAL RISKS ...................................................... 22
       PERFORMANCE INFORMATION .............................................. 24
       INVESTMENT ADVISER ................................................... 24
       PORTFOLIO MANAGERS ................................................... 25
BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND ................................... 26
       INVESTMENT OBJECTIVE ................................................. 26
       FUND FEES AND EXPENSES ............................................... 26
       PRINCIPAL INVESTMENT STRATEGIES ...................................... 27
       PRINCIPAL RISKS ...................................................... 28
       PERFORMANCE INFORMATION .............................................. 29
       INVESTMENT ADVISER ................................................... 29
       PORTFOLIO MANAGERS ................................................... 29

BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND .............  30
      INVESTMENT OBJECTIVE .................................................  30
      FUND FEES AND EXPENSES ...............................................  30
      PRINCIPAL INVESTMENT STRATEGIES ......................................  31
      PRINCIPAL RISKS ......................................................  32
      PERFORMANCE INFORMATION ..............................................  34
      INVESTMENT ADVISERS ..................................................  35
      PORTFOLIO MANAGERS ...................................................  35
BNP PARIBAS AM U.S. INFLATION-LINKED BOND FUND .............................  36
      INVESTMENT OBJECTIVE .................................................  36
      FUND FEES AND EXPENSES ...............................................  36
      PRINCIPAL INVESTMENT STRATEGIES ......................................  37
      PRINCIPAL RISKS ......................................................  37
      PERFORMANCE INFORMATION ..............................................  39
      INVESTMENT ADVISER ...................................................  40
      PORTFOLIO MANAGERS ...................................................  40
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES
  AND FINANCIAL INTERMEDIARY COMPENSATION ..................................  41
MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES
  AND STRATEGIES ...........................................................  42
MORE INFORMATION ABOUT RISK ................................................  43
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................  51
INVESTMENT ADVISER .........................................................  51
INVESTMENT SUB-ADVISER .....................................................  53
PORTFOLIO MANAGERS .........................................................  53
PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................  55
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  63
OTHER POLICIES .............................................................  64
DIVIDENDS AND DISTRIBUTIONS ................................................  68
TAXES ......................................................................  68
ADDITIONAL INFORMATION .....................................................  70
FINANCIAL HIGHLIGHTS .......................................................  71
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS ...................... Back Cover

As of the date of this prospectus, the BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund, and Retail Shares of the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, are not available for purchase.

                BNP PARIBAS AM ABSOLUTE RETURN FIXED INCOME FUND

INVESTMENT OBJECTIVE

The BNP Paribas AM Absolute Return Fixed Income Fund (the "Absolute Return Fixed Income Fund" or the "Fund") seeks absolute return (i.e. positive total return in diverse market environments over time).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)

--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if shares redeemed 2.00% have been held for less than 30 days)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

---------------------------------------------------------------------------------------------
                               INSTITUTIONAL SHARES       INVESTOR SHARES       RETAIL SHARES
---------------------------------------------------------------------------------------------
Management Fees                       0.35%                    0.35%                 0.35%
---------------------------------------------------------------------------------------------
Distribution and/or                   None                     None                  0.25%
Service (12b-1) Fees
---------------------------------------------------------------------------------------------
Other Expenses                        0.81%                    0.96%                 0.96%
                                      -----                    -----                 -----
---------------------------------------------------------------------------------------------
     Shareholder         None                       0.15%                 0.15%
     Servicing Fees
---------------------------------------------------------------------------------------------
     Other Operating     0.81%                      0.81%                 0.81%
     Expenses(1)
---------------------------------------------------------------------------------------------
Total Annual Fund                     1.16%                    1.31%                 1.56%
Operating Expenses
---------------------------------------------------------------------------------------------
Less Fee Reductions                  (0.81)%                  (0.81)%               (0.81)%
and/or Expense                       -----                    -----                 -----
Reimbursements(2)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.35%                    0.50%                 0.75%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
---------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.


(2) BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.35% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                           1 YEAR      3 YEARS
--------------------------------------------------------------------------------
            Institutional Shares            $36         $288
--------------------------------------------------------------------------------
            Investor Shares                 $51         $335
--------------------------------------------------------------------------------
            Retail Shares                   $77         $413
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.


The fixed income securities in which the Fund invests are primarily securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of foreign governments, foreign government agencies or supranational organizations; corporate obligations; residential and commercial mortgage-backed securities; collateralized mortgage obligations ("CMOs"); and stripped mortgage-backed securities. For purposes of the Fund's 80% investment policy, however, fixed income securities also include derivatives and other instruments, principally exchange-traded funds ("ETFs"), with economic characteristics similar to fixed income securities. The Fund may invest in interest-only ("IO"), principal-only ("PO"), inverse interest-only ("IIO"), floating rate ("floater") and inverse floating rate ("inverse floater") tranches of CMOs, as well as IO, PO and IIO stripped mortgage-backed securities. The Fund may utilize derivatives, principally options, futures contracts, forward contracts and swap agreements, to gain or hedge (i.e. offset) exposure to securities, markets, currencies, or other instruments.


The Fund may invest in U.S. and non-U.S. (including both developed and emerging market) companies, countries and currencies, and may invest in securities of any maturity, duration or credit quality, including those that are rated below investment grade ("high yield" or "junk" bonds). From time to time, the Fund may focus its investments in a particular country or geographic region.

In selecting investments to buy for the Fund, the Adviser uses a risk-budgeting process to combine and implement the top-down themes and bottom-up security selections of a set of independent investment teams, each of which seeks to generate returns for the Fund through quantitative analyses and qualitative research focused on a particular trading strategy (e.g., global macro and sector rotation) or asset class. The Adviser will generally allocate assets away from a team's ideas if the team's losses exceed certain thresholds, and will generally sell a security when the security reaches its price target, loss limit or investment horizon, or the Adviser identifies a more attractive investment opportunity. The Fund may buy and sell investments frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

PREPAYMENT AND EXTENSION RISK -- When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.


CMOS RISK -- CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. CMO tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO tranche. Certain CMO tranches may represent a right to receive interest only ("IOs"), principal only ("POs") or an amount that remains after floating-rate tranches are paid (an "inverse floater"). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates.


STRIPPED MORTGAGE-BACKED SECURITIES RISK -- Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. One type of stripped mortgage-backed security pays to one class all of the interest from the mortgage assets (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the assets underlying the IO class experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, PO class securities tend to decline in value if prepayments are slower than anticipated. The Fund may also invest in inverse interest-only stripped mortgage-backed securities ("IIOs"). Interest payments on IIOs vary inversely with changes in interest rates. IIOs pay higher interest (and therefore generally increase in value) when interest rates decline, and vice versa. An IIO may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

COMMERCIAL MORTGAGE-BACKED SECURITIES RISK -- Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The Fund's investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

FOREIGN GOVERNMENT AGENCIES RISK -- Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency's operations and financial condition are influenced by the foreign government's economic and other policies.

SUPRANATIONAL ENTITIES RISK -- Government members, or "stockholders," usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.


FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.


EMERGING MARKETS SECURITIES RISK -- The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

DERIVATIVES RISK -- The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.


ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser's systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.


LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION


The Fund has not commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726).

INVESTMENT ADVISER

BNP PARIBAS ASSET MANAGEMENT USA, Inc.

PORTFOLIO MANAGERS


Alex Johnson, Head of Absolute Return, is expected to manage the Fund upon its inception.

Robert Brauns, CFA, Portfolio Manager, is expected to manage the Fund upon its inception.

Adnan Akant, Head of Currencies, is expected to manage the Fund upon its inception.

John Carey, CFA, Head of Structured Securities, is expected to manage the Fund upon its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 41 OF THE PROSPECTUS.

                BNP PARIBAS AM GLOBAL INFLATION-LINKED BOND FUND

INVESTMENT OBJECTIVE

The BNP Paribas AM Global Inflation-Linked Bond Fund (the "Global
Inflation-Linked Bond Fund" or the "Fund") seeks to outperform its benchmark index over time.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)

--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if shares              2.00%
redeemed have been held for less than 30 days)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

---------------------------------------------------------------------------------------------
                               INSTITUTIONAL SHARES       INVESTOR SHARES       RETAIL SHARES
---------------------------------------------------------------------------------------------
Management Fees                       0.25%                    0.25%                 0.25%
---------------------------------------------------------------------------------------------
Distribution and/or                   None                     None                  0.25%
Service (12b-1) Fees
---------------------------------------------------------------------------------------------
Other Expenses                        0.76%                    0.91%                 0.91%
                                      -----                    -----                 -----
---------------------------------------------------------------------------------------------
     Shareholder         None                       0.15%                 0.15%
     Servicing Fees
---------------------------------------------------------------------------------------------
     Other Operating     0.76%                      0.76%                 0.76%
     Expenses(1)
---------------------------------------------------------------------------------------------
Total Annual Fund                     1.01%                    1.16%                 1.41%
Operating Expenses
---------------------------------------------------------------------------------------------
Less Fee Reductions                  (0.76)%                  (0.76)%               (0.76)%
and/or Expense                       -----                    -----                 -----
Reimbursements(2)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.25%                    0.40%                 0.65%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
---------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.


(2) BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.25% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                           1 YEAR      3 YEARS
--------------------------------------------------------------------------------
             Institutional Shares            $26         $246
--------------------------------------------------------------------------------
             Investor Shares                 $41         $293
--------------------------------------------------------------------------------
             Retail Shares                   $66         $371
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-linked bonds. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.

The Fund primarily invests in Treasury Inflation-Protected Securities ("TIPS") and other investment-grade inflation-protected securities issued by the U.S. government, foreign governments, or their agencies or instrumentalities. For purposes of the Fund's 80% investment policy, however, inflation-linked bonds include all varieties of fixed income securities that are structured to provide protection against inflation, as well as derivatives and other instruments with economic characteristics similar to such securities. The Fund may also invest in non-inflation-linked bonds issued by the U.S. government, foreign governments, or their agencies or instrumentalities. The Fund may utilize derivatives, principally options, futures contracts, forward contracts and swap agreements, to gain or hedge (i.e. offset) exposure to securities, markets, currencies, or other instruments.

Under normal circumstances, the Fund invests in at least three countries, including the United States, and invests at least 40% (or, if conditions are not favorable, at least 30%) of its total assets in non-U.S. (including both developed and emerging market) countries. The Fund may invest in securities denominated in any currency, and may invest in securities of any maturity or duration. From time to time, the Fund may focus its investments in a particular country, such as the United Kingdom.

In selecting investments to buy for the Fund, the Adviser combines qualitative research and quantitative analyses of macroeconomic and microeconomic, including supply and demand, factors to seek to identify securities that will be recognized as undervalued by the market, and increase in price, in the medium- to long-term (generally, greater than one year). The Adviser will generally sell a security for risk or liquidity management purposes, or when there is a change in the factors supporting the investment rationale, the security reaches its price target or loss limit, or the Adviser identifies a more attractive investment opportunity. The Fund may buy and sell investments frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

INFLATION-LINKED SECURITIES RISK -- Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the "CPI")). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.


FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The Fund's investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.


FOREIGN GOVERNMENT AGENCIES RISK -- Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency's operations and financial condition are influenced by the foreign government's economic and other policies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.


RISKS OF INVESTING IN THE UNITED KINGDOM -- The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. The United Kingdom has provided the EU with notice of its intention to withdraw in March 2019 and significant uncertainty exists regarding the effects such withdrawal will have on economies, financial markets and asset valuations in the EU and around the world.

DERIVATIVES RISK -- The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.


SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser's systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

UNDERVALUED SECURITIES RISK -- The Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.


LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION


The Fund has not commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726).

INVESTMENT ADVISER


BNP PARIBAS ASSET MANAGEMENT USA, Inc.

PORTFOLIO MANAGERS


Jenny Yiu, Head of Global Inflation-Linked Bond Portfolios, is expected to manage the Fund upon its inception.

Cedric Scholtes, Head of Global Rates, is expected to manage the Fund upon its inception.

Ashay Khandelwal, CFA, Deputy Portfolio Manager, is expected to manage the Fund upon its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 41 OF THE PROSPECTUS.

                  BNP PARIBAS AM EMERGING MARKETS EQUITY FUND

INVESTMENT OBJECTIVE

The BNP Paribas AM Emerging Markets Equity Fund (the "Emerging Markets Equity Fund" or the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)

--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if shares              2.00%
redeemed have been held for less than 30 days)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

---------------------------------------------------------------------------------------------
                               INSTITUTIONAL SHARES       INVESTOR SHARES       RETAIL SHARES
---------------------------------------------------------------------------------------------
Management Fees                       0.75%                    0.75%                 0.75%
---------------------------------------------------------------------------------------------
Distribution and/or                   None                     None                  0.25%
Service (12b-1) Fees
---------------------------------------------------------------------------------------------
Other Expenses                        0.73%                    0.88%                 0.88%
                                      -----                    -----                 -----
---------------------------------------------------------------------------------------------
     Shareholder         None                       0.15%                 0.15%
     Servicing Fees
---------------------------------------------------------------------------------------------
     Other Operating     0.73%                      0.73%                 0.73%
     Expenses(1)
---------------------------------------------------------------------------------------------
Total Annual Fund                     1.48%                    1.63%                 1.88%
Operating Expenses
---------------------------------------------------------------------------------------------
Less Fee Reductions                  (0.73)%                  (0.73)%               (0.73)%
and/or Expense                        -----                    -----                 -----
Reimbursements(2)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.75%                    0.90%                 1.15%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
---------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.


(2) BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.75% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                              1 YEAR      3 YEARS
--------------------------------------------------------------------------------
               Institutional Shares            $77         $396
--------------------------------------------------------------------------------
               Investor Shares                 $92         $443
--------------------------------------------------------------------------------
               Retail Shares                  $117         $520
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund's 80% investment policy, however, equity securities also include American Depositary Receipts ("ADRs"), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participatory notes ("P-Notes"), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in securities of companies with any market capitalization.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company's assets are located in emerging market countries; (ii) at least 50% of the company's revenue is generated in emerging market countries;
(iii) the company is organized or maintains its principal place of business in an emerging market country; or (iv) the company's securities are traded principally in an emerging market country. The Fund considers every country except the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and the countries in Western Europe to be emerging market countries. From time to time, the Fund may focus its investments in a particular country, such as the People's Republic of China ("China"), or a particular sector, such as the information technology or financials sector.

In selecting investments to buy for the Fund, the Adviser uses fundamental research to seek to identify quality growth companies with strong management, corporate governance and financial health. The Adviser will generally sell a stock if the investment has achieved its objectives, there is a significant change in the company's fundamentals, there is an adverse shift in the political or regulatory environment, there was a flaw in the initial investment analysis or the Adviser identifies a more attractive investment opportunity.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


FOREIGN SECURITIES RISK -- Investing in foreign securities, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


EMERGING MARKETS SECURITIES RISK -- The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

PARTICIPATORY NOTES RISK -- The return on a participatory note ("P-Note") is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described below.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

RISKS OF INVESTING IN CHINA -- The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China's total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

SECTOR FOCUS RISK -- Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

INFORMATION TECHNOLOGY SECTOR RISK -- Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

FINANCIALS SECTOR RISK -- Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

GROWTH INVESTMENT STYLE RISK -- The Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.


LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION


The Fund has not commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726).

INVESTMENT ADVISER


BNP PARIBAS ASSET MANAGEMENT USA, Inc.

PORTFOLIO MANAGER

Quang Nguyen, Chief Investment Officer for Global Emerging Equities, is expected to manage the Fund upon its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 41 OF THE PROSPECTUS.

                            BNP PARIBAS AM MBS FUND

INVESTMENT OBJECTIVE

The BNP Paribas AM MBS Fund (the "MBS Fund" or the "Fund") seeks total return, consisting of current income and long-term capital appreciation, consistent with the preservation of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

---------------------------------------------------------------------------------------------
                               INSTITUTIONAL SHARES       INVESTOR SHARES       RETAIL SHARES
---------------------------------------------------------------------------------------------
Management Fees                       0.30%                    0.30%                 0.30%
---------------------------------------------------------------------------------------------
Distribution and/or                   None                     None                  0.25%
Service (12b-1) Fees
---------------------------------------------------------------------------------------------
Other Expenses                        0.68%                    0.83%                 0.83%
                                      -----                    -----                 -----
---------------------------------------------------------------------------------------------
     Shareholder         None                       0.15%                 0.15%
     Servicing Fees
---------------------------------------------------------------------------------------------
     Other Operating     0.68%                      0.68%                 0.68%
     Expenses(1)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.98%                    1.13%                 1.38%
Operating Expenses
---------------------------------------------------------------------------------------------
Less Fee Reductions                  (0.68)%                  (0.68)%               (0.68)%
and/or Expense                       -----                    -----                 -----
Reimbursements(2)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.30%                    0.45%                 0.70%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
---------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.


(2) BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.30% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS
--------------------------------------------------------------------------------
              Institutional Shares            $31         $244
--------------------------------------------------------------------------------
              Investor Shares                 $46         $292
--------------------------------------------------------------------------------
              Retail Shares                   $72         $370
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities, or MBS. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.


The Fund primarily invests in investment-grade residential mortgage-backed securities issued by government-sponsored enterprises such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac") and by agencies of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae"). For purposes of the Fund's 80% investment policy, however, mortgage-backed securities also include non-agency residential mortgage-backed securities, commercial mortgage-backed securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities, and other instruments with economic characteristics similar to mortgage-backed securities. The Fund may invest in interest-only ("IO"), principal-only ("PO"), inverse interest-only ("IIO"), floating rate ("floater") and inverse floating rate ("inverse floater") tranches of CMOs, as well as IO, PO and IIO stripped mortgage-backed securities. The Fund may also invest in other asset-backed securities, and may invest in securities of any maturity or duration. The Fund may utilize derivatives, principally options, futures contracts and swap agreements, to hedge (i.e. offset) interest rate exposure.


The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" ("TBA") market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The Fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the Fund may extend the settlement by entering into "dollar roll" transactions in which the Fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.

In selecting investments to buy for the Fund, the Adviser seeks to exploit various inefficiencies in the mortgage- and asset-backed securities market by analyzing certain characteristics of the securities that the Adviser believes impact their prepayments, yields and risks. The Adviser will generally sell a security when there is a change in the factors supporting the investment rationale, the security reaches its price target or loss limit, or the Adviser identifies a more attractive investment opportunity. The Fund may buy and sell investments frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

PREPAYMENT AND EXTENSION RISK -- When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.


CMOS RISK -- CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. CMO tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO tranche. Certain CMO tranches may represent a right to receive interest only ("IOs"), principal only ("POs") or an amount that remains after floating-rate tranches are paid (an "inverse floater"). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates.


STRIPPED MORTGAGE-BACKED SECURITIES RISK -- Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. One type of stripped mortgage-backed security pays to one class all of the interest from the mortgage assets (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the assets underlying the IO class experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, PO class securities tend to decline in value if prepayments are slower than anticipated. The Fund may also invest in inverse interest-only stripped mortgage-backed securities ("IIOs"). Interest payments on IIOs vary inversely with changes in interest rates. IIOs pay higher interest (and therefore generally increase in value) when interest rates decline, and vice versa. An IIO may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

COMMERCIAL MORTGAGE-BACKED SECURITIES RISK -- Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

TBA/DOLLAR ROLL RISK -- Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund's portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

DERIVATIVES RISK -- The Fund's use of futures contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.


PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.


LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION


The Fund has not commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726).

INVESTMENT ADVISER


BNP PARIBAS ASSET MANAGEMENT USA, Inc.

PORTFOLIO MANAGERS


John Carey, CFA, Head of Structured Securities, is expected to manage the Fund upon its inception.

Matt Slootsky, Portfolio Manager, is expected to manage the Fund upon its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 41 OF THE PROSPECTUS.

                   BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVE

The BNP Paribas AM U.S. Small Cap Equity Fund (the "U.S. Small Cap Equity Fund" or the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

---------------------------------------------------------------------------------------------
                               INSTITUTIONAL SHARES       INVESTOR SHARES       RETAIL SHARES
---------------------------------------------------------------------------------------------
Management Fees                       0.75%                    0.75%                 0.75%
---------------------------------------------------------------------------------------------
Distribution and/or                   None                     None                  0.25%
Service (12b-1) Fees
---------------------------------------------------------------------------------------------
Other Expenses                        1.16%                    1.31%                 1.31%
                                      -----                    -----                 -----
---------------------------------------------------------------------------------------------
     Shareholder         None                       0.15%                 0.15%
     Servicing Fees
---------------------------------------------------------------------------------------------
     Other Operating     1.16%                      1.16%                 1.16%
     Expenses(1)
---------------------------------------------------------------------------------------------
Total Annual Fund                     1.91%                    2.06%                 2.31%
Operating Expenses
---------------------------------------------------------------------------------------------
Less Fee Reductions                  (1.16)%                  (1.16)%               (1.16)%
and/or Expense                       -----                    -----                 -----
Reimbursements(2)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.75%                    0.90%                 1.15%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
---------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.


(2) BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.75% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                           1 YEAR       3 YEARS
--------------------------------------------------------------------------------
             Institutional Shares            $77         $487
--------------------------------------------------------------------------------
             Investor Shares                 $92         $533
--------------------------------------------------------------------------------
             Retail Shares                  $117         $610
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks of U.S. companies. For purposes of the Fund's 80% investment policy, however, equity securities also include real estate investment trusts ("REITs") and derivative instruments with economic characteristics similar to equity securities. The Fund may utilize derivatives, principally futures contracts, to gain market exposure.


The Fund considers a company to be a U.S. company if: (i) at least 50% of the company's assets are located in the U.S.; (ii) at least 50% of the company's revenue is generated in the U.S.; (iii) the company is organized or maintains its principal place of business in the U.S.; or (iv) the company's securities are traded principally in the U.S. The Fund considers small-capitalization companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2000 Index at the time of purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of December 31, 2017, the market capitalization range of the index was between $4 million and $9.4 billion.


In selecting investments to buy for the Fund, the Adviser uses fundamental research to seek to identify companies with sustainable earnings growth that are trading below their intrinsic value. The Adviser will generally sell a stock when there is a change in the company's fundamentals or the Adviser's assessment of the company's earnings prospects or value, the company reaches its price target, or the Adviser identifies a more attractive investment opportunity.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

GROWTH INVESTMENT STYLE RISK -- The Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

VALUE INVESTMENT STYLE RISK -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.


LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION


The Fund has not commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726).

INVESTMENT ADVISER


BNP PARIBAS ASSET MANAGEMENT USA, Inc.


PORTFOLIO MANAGERS


Pamela J. Woo, Chief Investment Officer of U.S. Equities and Senior Portfolio Manager, is expected to manage the Fund upon its inception.

Geoffry Dailey, CFA, Portfolio Manager, is expected to manage the Fund upon its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 41 OF THE PROSPECTUS.

         BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND

INVESTMENT OBJECTIVE

The BNP Paribas AM Emerging Markets Total Return Fixed Income Fund (the "Emerging Markets Total Return Fixed Income Fund" or the "Fund") seeks total return, consisting of current income and long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)

--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if shares redeemed 2.00% have been held for less than 30 days)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



---------------------------------------------------------------------------------------------
                               INSTITUTIONAL SHARES       INVESTOR SHARES       RETAIL SHARES
---------------------------------------------------------------------------------------------
Management Fees                       0.50%                    0.50%                 0.50%
---------------------------------------------------------------------------------------------
Distribution and/or                   None                     None                  0.25%
Service (12b-1) Fees
---------------------------------------------------------------------------------------------
Other Expenses                        1.47%                    1.62%                 1.62%
                                      -----                    -----                 -----
---------------------------------------------------------------------------------------------
     Shareholder         None                       0.15%                 0.15%
     Servicing Fees
---------------------------------------------------------------------------------------------
     Other Operating     1.47%                      1.47%                 1.47%
     Expenses(1)
---------------------------------------------------------------------------------------------
Total Annual Fund                     1.97%                    2.12%                 2.37%
Operating Expenses
---------------------------------------------------------------------------------------------
Less Fee Reductions                  (1.67)%                  (1.67)%               (1.67)%
and/or Expense                       -----                    -----                 -----
Reimbursements(2)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.30%                    0.45%                 0.70%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
---------------------------------------------------------------------------------------------



(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.30% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                           1 YEAR      3 YEARS
--------------------------------------------------------------------------------
             Institutional Shares            $31         $456
--------------------------------------------------------------------------------
             Investor Shares                 $46         $502
--------------------------------------------------------------------------------
             Retail Shares                   $72         $579
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of emerging market issuers. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.

The fixed income securities in which the Fund invests are primarily bonds. For purposes of the Fund's 80% investment policy, however, fixed income securities include all varieties of fixed, variable and floating rate income securities and derivatives and other instruments with economic characteristics similar to such securities. The Fund may utilize derivatives, principally options, futures contracts, forward contracts and swap agreements, to gain or hedge (i.e. offset) exposure to securities, markets, currencies, or other instruments.

Emerging market issuers include governments, government agencies and supranational organizations of emerging market countries. In addition, a company is considered by the Fund to be an emerging market issuer if: (i) at least 50% of the company's assets are located in emerging market countries; (ii) at least 50% of the company's revenue is generated in emerging market countries; (iii) the company is organized or maintains its principal place of business in an emerging market country; or (iv) the company's securities are traded principally in an emerging market country. The Fund considers every country except the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and the countries in Western Europe to be emerging market countries.

The Fund may also invest in fixed income securities of U.S. government and other developed market issuers. The Fund may invest in securities denominated in any currency, and may invest in securities of any maturity, duration or credit quality, including those that are rated below investment grade ("high yield" or "junk" bonds).

In selecting investments to buy for the Fund, BNP PARIBAS ASSET MANAGEMENT UK Limited (the "Sub-Adviser") uses fundamental research to seek to identify countries, currencies and issuers with favorable risk/return profiles. The Sub-Adviser will generally sell a security when there is a change in the issuer's fundamentals or other factors supporting the investment rationale, the Sub-Adviser wishes to reduce the Fund's exposure to a particular country or currency, the security reaches its price target or loss limit, or the Sub-Adviser identifies a more attractive investment opportunity. The Fund may buy and sell investments frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

PREPAYMENT AND EXTENSION RISK -- When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The Fund's investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

FOREIGN GOVERNMENT AGENCIES RISK -- Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency's operations and financial condition are influenced by the foreign government's economic and other policies.

SUPRANATIONAL ENTITIES RISK -- Government members, or "stockholders," usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

EMERGING MARKETS SECURITIES RISK -- The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

DERIVATIVES RISK -- The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund commenced operations on December 6, 2017 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726).

INVESTMENT ADVISERS

BNP PARIBAS ASSET MANAGEMENT USA, Inc. serves as investment adviser to the Fund. BNP PARIBAS ASSET MANAGEMENT UK Limited serves as investment sub-adviser to the Fund.

PORTFOLIO MANAGERS

L. Bryan Carter, CFA, Head of Emerging Markets Fixed Income and Lead Portfolio Manager at the Sub-Adviser, has managed the Fund since its inception in 2017.

Jean Charles Sambor, Deputy Head of Emerging Markets Fixed Income and Portfolio Manager at the Sub-Adviser, has managed the Fund since its inception in 2017.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 41 OF THE PROSPECTUS.

                 BNP PARIBAS AM U.S. INFLATION-LINKED BOND FUND

INVESTMENT OBJECTIVE

The BNP Paribas AM U.S. Inflation-Linked Bond Fund (the "U.S. Inflation-Linked Bond Fund" or the "Fund") seeks to outperform its benchmark index over time.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



---------------------------------------------------------------------------------------------
                               INSTITUTIONAL SHARES       INVESTOR SHARES       RETAIL SHARES
---------------------------------------------------------------------------------------------
Management Fees                       0.25%                    0.25%                 0.25%
---------------------------------------------------------------------------------------------
Distribution and/or                   None                     None                  0.25%
Service (12b-1) Fees
---------------------------------------------------------------------------------------------
Other Expenses                        0.72%                    0.87%                 0.87%
                                      -----                    -----                 -----
---------------------------------------------------------------------------------------------
     Shareholder         None                       0.15%                 0.15%
     Servicing Fees
---------------------------------------------------------------------------------------------
     Other Operating     0.72%                      0.72%                 0.72%
     Expenses(1)
---------------------------------------------------------------------------------------------
Total Annual Fund                     0.97%                    1.12%                 1.37%
Operating Expenses
---------------------------------------------------------------------------------------------



(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                           1 YEAR      3 YEARS
--------------------------------------------------------------------------------
             Institutional Shares            $99        $309
--------------------------------------------------------------------------------
             Investor Shares                $114        $356
--------------------------------------------------------------------------------
             Retail Shares                  $139        $434
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. inflation-linked bonds. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.

The U.S. inflation-linked bonds in which the Fund invests are primarily Treasury Inflation-Protected Securities ("TIPS"). For purposes of the Fund's 80% investment policy, however, U.S. inflation-linked bonds also include other varieties of fixed income securities structured to provide protection against inflation that are issued by the U.S. government, or its agencies or instrumentalities, as well as derivatives (including inflation swaps) and other instruments with economic characteristics similar to such securities. The Fund may also invest in other investment-grade bonds issued by the U.S. government, foreign (including both developed and emerging market) governments, or their agencies or instrumentalities. The Fund may invest in securities denominated in any currency, and may invest in securities of any maturity or duration. The Fund may utilize derivatives, principally options, futures contracts, forward contracts and swap agreements, to gain or hedge (i.e. offset) exposure to securities, markets, currencies, or other instruments (including indices).

In seeking to achieve the Fund's investment objective of outperforming the Bloomberg Barclays U.S. Government Inflation-Linked All Maturities Index over time, BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser") combines qualitative research and quantitative analyses of macroeconomic and microeconomic, including supply and demand, factors to seek to buy securities for the Fund that will be recognized as undervalued by the market, and increase in price, in the medium- to long-term (generally, greater than one year). The Adviser will generally sell a security for risk or liquidity management purposes, or when there is a change in the factors supporting the investment rationale, the security reaches its price target or loss limit, or the Adviser identifies a more attractive investment opportunity. The Fund may buy and sell investments frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

INFLATION-LINKED SECURITIES RISK -- Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the "CPI")). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The Fund's investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.



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


FOREIGN GOVERNMENT AGENCIES RISK -- Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency's operations and financial condition are influenced by the foreign government's economic and other policies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser's systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

UNDERVALUED SECURITIES RISK -- The Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund has not commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726).

INVESTMENT ADVISER

BNP PARIBAS ASSET MANAGEMENT USA, Inc.

PORTFOLIO MANAGERS

Cedric Scholtes, Head of Global Rates, is expected to manage the Fund upon its inception.

Jenny Yiu, Head of Global Inflation-Linked Bond Portfolios, is expected to manage the Fund upon its inception.

Ashay Khandelwal, CFA, Deputy Portfolio Manager, is expected to manage the Fund upon its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 41 OF THE PROSPECTUS.










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

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.

To purchase Institutional Shares of a Fund for the first time, you must invest at least $5,000,000. To purchase Investor Shares of a Fund for the first time, you must invest at least $100,000. To purchase Retail Shares of a Fund for the first time, you must invest at least $2,500. There is no minimum for subsequent investments.

The Funds may accept investments of smaller amounts in their sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at: BNP Paribas AM Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: BNP Paribas AM Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at 1-844-4BNPPAM (1-844-426-7726).

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION


Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distribution will be taxed when withdrawn from the tax-deferred account.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

The investment objective of the Absolute Return Fixed Income Fund is to seek absolute return (i.e. positive total return in diverse market environments over time).


The investment objective of the Global Inflation-Linked Bond Fund and the U.S. Inflation-Linked Bond Fund is to seek to outperform its respective benchmark index over time.


The investment objective of the Emerging Markets Equity Fund and the U.S. Small Cap Equity Fund is to seek long-term capital appreciation.

The investment objective of the MBS Fund is to seek total return, consisting of current income and long-term capital appreciation, consistent with the preservation of capital.


The investment objective of the Emerging Markets Total Return Fixed Income Fund is to seek total return, consisting of current income and long-term capital appreciation.


The investment objective of each Fund is not a fundamental policy and may be changed by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust") without shareholder approval.

Consistent with the Adviser's fiduciary responsibilities to act in the best long-term interests of the Funds, the Adviser is committed to incorporating environmental, social and governance ("ESG") standards into its investment criteria and ownership practices. This policy is consistent with the Adviser's adherence to the UN Principles for Responsible Investment ("PRI") in 2006 and BNP Paribas Group's commitment to corporate responsibility and sustainable development. The Adviser is aware that ESG issues impact the value and reputation of entities in which it invests. It is therefore committed to incorporate both ESG standards and ESG analysis into its investment criteria to the extent that the integration of such factors is consistent with its fiduciary duty to help the Funds achieve their investment objectives and protect their interests.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Funds will only do so if the Adviser or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (the "SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.


MORE INFORMATION ABOUT RISK


Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser's and the Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser or the Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.


The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


EQUITY RISK -- Equity securities include common stocks, American Depositary Receipts ("ADRs") and real estate investment trusts ("REITs"). Common stock represents an equity or ownership interest in an issuer. ADRs and REITs are discussed below. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of a Fund. Accordingly, a Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.


Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act").


FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are at, or near, historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, a Fund's value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund's liquidity or force a Fund to sell securities into a declining or illiquid market. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.


U.S. GOVERNMENT SECURITIES RISK -- U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae") may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration ("FHFA") acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.


MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.


CMOS RISK -- Collateralized mortgage obligations ("CMOs") exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. CMO tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO tranche. Certain CMO tranches may represent a right to receive interest only ("IOs"), principal only ("POs") or an amount that remains after floating-rate tranches are paid (an "inverse floater"). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates.

Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in inverse floaters and interest rates move in a manner not anticipated by the Adviser, it is possible that the Fund could lose all or substantially all of its investment.


STRIPPED MORTGAGE-BACKED SECURITIES RISK -- Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: interest-only ("IO") and principal-only ("PO"). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security. Inverse IOs ("IIOs") are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on IIOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an IIO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, a Fund could lose all or substantially all of its investment in IIOs.


COMMERCIAL MORTGAGE-BACKED SECURITIES RISK -- Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The repayment of loans secured by income-producing properties, however, is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate or the existence of independent income or assets of the borrower. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

ASSET-BACKED SECURITIES RISK -- Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.


TBA/DOLLAR ROLL RISK -- To-be-announced ("TBA") and dollar roll transactions present special risks to a Fund. Although the particular TBA securities must meet industry-accepted "good delivery" standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, a Fund will still bear the risk of any decline in the value of the security to be delivered. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to a Fund may be less favorable than the security delivered to the dealer.

INFLATION-LINKED SECURITIES RISK -- Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of Treasury Inflation-Protected Securities ("TIPS"). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund's investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.


FOREIGN SECURITIES/EMERGING MARKETS RISK -- Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund's portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

FOREIGN GOVERNMENTAL AND SUPRANATIONAL DEBT SECURITIES RISK -- Investments in debt securities issued by governments or by government agencies and instrumentalities or supranational organizations involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity's willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or reschedule of debt payments. Any restructuring of a sovereign debt obligation held by a Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, a Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

PARTICIPATORY NOTES RISK -- Participatory notes ("P-Notes") are derivatives that are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

RISKS OF INVESTING IN CHINA -- The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which a Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Fund invests.


RISKS OF INVESTING IN THE UNITED KINGDOM -- The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which a Fund has exposure. In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. The United Kingdom has provided the EU with notice of its intention to withdraw in March 2019 and significant uncertainty exists regarding the effects such withdrawal will have on economies, financial markets and asset valuations in the EU and around the world.


SECTOR FOCUS RISK -- Because a Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, a Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

INFORMATION TECHNOLOGY SECTOR RISK -- Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.

FINANCIALS SECTOR RISK -- Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact a Fund.


ETFS RISK -- Exchange-traded funds ("ETFs") are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Funds. Accordingly, a Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate a Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.


DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. There are various factors that affect a Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent a Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses. Because derivative instruments may be purchased by a Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to a Fund. Derivatives are often more volatile than other investments and a Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

     FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Such lack of correlation may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. For example, futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous.

     FORWARD CONTRACTS. A forward contract involves a negotiated obligation to purchase or sell a specific security or asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or asset for a Fund's account. Risks associated with forwards may include: (i) an imperfect or no correlation between the movement in prices of forward contracts and the securities or assets underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they also involve a high degree of leverage.

     OPTIONS. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying instrument rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

     SWAPS. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be considered illiquid, and it may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

     Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the CPI. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the "breakeven inflation" rate and generally represents the current difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap agreement. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.


INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. The Funds will post their holdings within 30 days of the end of each calendar quarter on the internet at www.aicfundholdings.com/bnp. The Adviser may exclude any portion of the Funds' portfolio holdings from such publication when deemed in the best interest of the Funds. The portfolio holdings information placed on the Funds' website generally will remain there until replaced by new postings as described above.

INVESTMENT ADVISER


BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser"), a New York corporation founded in 1972, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 200 Park Avenue, New York, New York 10166. The Adviser is an indirect wholly-owned subsidiary of BNP Paribas S.A., a publicly owned banking corporation organized under the laws of the Republic of France ("BNPP"). As of November 30, 2017, the Adviser had approximately $50.4 billion in discretionary and non-discretionary assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. In addition, the Adviser oversees BNP PARIBAS ASSET MANAGEMENT UK Limited (the "Sub-Adviser") to ensure its compliance with the investment policies and guidelines of the Emerging Markets Total Return Fixed Income Fund and monitors the Sub-Adviser's adherence to its investment style. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their management activities. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Emerging Markets Total Return Fixed Income Fund.


For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:


--------------------------------------------------------------------------------
FUND                                                 ADVISORY FEE
--------------------------------------------------------------------------------
Absolute Return Fixed Income Fund                        0.35%
--------------------------------------------------------------------------------
Global Inflation-Linked Bond Fund                        0.25%
--------------------------------------------------------------------------------
Emerging Markets Equity Fund                             0.75%
--------------------------------------------------------------------------------
MBS Fund                                                 0.30%
--------------------------------------------------------------------------------
U.S. Small Cap Equity Fund                               0.75%
--------------------------------------------------------------------------------
Emerging Markets Total Return Fixed Income Fund          0.50%
--------------------------------------------------------------------------------
U.S. Inflation-Linked Bond Fund                          0.25%
--------------------------------------------------------------------------------

For each Fund, other than the U.S. Inflation-Linked Bond Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund's total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) for Institutional Shares, Investor Shares and Retail Shares from exceeding certain levels as set forth below until January 31, 2019. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

--------------------------------------------------------------------------------
                                              CONTRACTUAL EXPENSE LIMIT (NOT
FUND                                           INCLUDING EXCLUDED EXPENSES)
--------------------------------------------------------------------------------
Absolute Return Fixed Income Fund                         0.35%
--------------------------------------------------------------------------------
Global Inflation-Linked Bond Fund                         0.25%
--------------------------------------------------------------------------------
Emerging Markets Equity Fund                              0.75%
--------------------------------------------------------------------------------
MBS Fund                                                  0.30%
--------------------------------------------------------------------------------
U.S. Small Cap Equity Fund                                0.75%
--------------------------------------------------------------------------------
Emerging Markets Total Return Fixed                       0.30%(1)
Income Fund
--------------------------------------------------------------------------------

(1) Prior to January 28, 2018, the Emerging Markets Total Return Fixed Income Fund's contractual expense limit was 0.50%, and the Adviser had voluntarily agreed to further waive its fees and/or to reimburse expenses of the Fund to the extent necessary to keep total annual Fund operating expenses (not including excluded expenses) from exceeding 0.30% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares.

For the U.S. Inflation-Linked Bond Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund to the extent necessary to keep total annual Fund operating expenses (not including excluding expenses) from exceeding 0.25% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until July 31, 2018. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on July 31, 2018.

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

INVESTMENT SUB-ADVISER

BNP PARIBAS ASSET MANAGEMENT UK Limited (the "Sub-Adviser"), a private limited company incorporated under the laws of England and Wales and founded in 1990, serves as the investment sub-adviser to the Emerging Markets Total Return Fixed Income Fund. The Sub-Adviser's principal place of business is located at 5 Aldermanbury Square, London EC2V 7BP, United Kingdom. The Sub-Adviser is majority-owned by BNPP. As of September 30, 2017, the Sub-Adviser had approximately $42.5 billion in assets under management.

For its services to the Emerging Markets Total Return Fixed Income Fund, the Sub-Adviser is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.36% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board's approval of the Emerging Markets Total Return Fixed Income Fund's investment advisory agreement and investment sub-advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders dated March 31, 2018, which will cover the period from the Fund's inception to March 31, 2018.

A discussion regarding the basis for the Board's approval of the BNP Paribas AM Absolute Return Fixed Income Fund's, BNP Paribas AM Global Inflation-Linked Bond Fund's, BNP Paribas AM Emerging Markets Equity Fund's, BNP Paribas AM MBS Fund's, BNP Paribas AM U.S. Small Cap Equity Fund's and BNP Paribas AM U.S. Inflation-Linked Bond Fund's investment advisory agreement will be available in the Funds' first Annual or Semi-Annual Report to Shareholders.


PORTFOLIO MANAGERS

The Funds are each managed by a team of investment professionals that are jointly and primarily responsible for the day to day management of the Funds.


BNP PARIBAS ASSET MANAGEMENT USA, INC.


Adnan Akant, Head of Currencies, joined the Adviser in 1984 and serves as a portfolio manager of the Absolute Return Fixed Income Fund. Mr. Akant holds Ph.D., SB, SM and Engineering Degrees from the Massachusetts Institute of Technology in electrical engineering and computer science. He also holds an SM in finance from the Massachusetts Institute of Technology Sloan School of Business.

Robert Brauns, CFA, Portfolio Manager, joined the Adviser in 2008 and serves as a portfolio manager of the Absolute Return Fixed Income Fund. He holds a BA from the Berlin School of Economics and an MA from the University of Wisconsin-Milwaukee.

John Carey, CFA, Head of Structured Securities, joined the Adviser in 1998 and serves as a portfolio manager of the Absolute Return Fixed Income Fund and the MBS Fund. Mr. Carey holds a BA from the University of Cambridge and an MBA from New York University.

Geoffry Dailey, CFA, Portfolio Manager, joined the Adviser in 2014 and serves as a portfolio manager of the U.S. Small Cap Equity Fund. Previously, Mr. Dailey served as an Associate Portfolio Manager with Pioneer Investments, which he joined in 2007. Mr. Dailey holds a BA from Wesleyan University and an MBA from the Yale School of Management.

Alex Johnson, Head of Absolute Return, joined the Adviser in 2010 and serves as a portfolio manager of the Absolute Return Fixed Income Fund. Mr. Johnson holds an MA in Law from Balliol College, University of Oxford, and an LLM in Law from the University of Virginia.


Ashay Khandelwal, CFA, Deputy Portfolio Manager, joined the Adviser in January of 2012 and serves as a portfolio manager of the Global Inflation-Linked Bond Fund and the U.S. Inflation-Linked Bond Fund. He holds a BE from the Maharaja Sayajirao University of Baroda, an MS in information systems from the University of Cincinnati and an MS in computational finance from Carnegie Mellon University.

Quang Nguyen, Chief Investment Officer for Global Emerging Equities, joined the Adviser in 2014 and serves as the portfolio manager of the Emerging Markets Equity Fund. Prior to joining the Adviser, Mr. Nguyen was at Altrinsic Global Advisors, LLC, which he joined in 2013, and was at Wells Capital Management from 2007 to 2013. He holds a BS from the University of Technology in Sydney and an MBA from Harvard Business School.

Cedric Scholtes, Head of Global Rates, joined the Adviser in 2006 and serves as a portfolio manager of the Global Inflation-Linked Bond Fund and the U.S. Inflation-Linked Bond Fund. He holds a MA in finance and economics from the Warwick Business School, an MA in economics from the London School of Economics, and an MA/BA in economics from the University of Cambridge.

Matt Slootsky, Portfolio Manager, joined the Adviser in 1999 and serves as a portfolio manager of the MBS Fund. He holds a BS in accounting from the University of Delaware.

Pamela J. Woo, Chief Investment Officer of U.S. Equities and Senior Portfolio Manager, joined the Adviser in 2004 and serves as a portfolio manager of the U.S. Small Cap Equity Fund. Prior to joining the Adviser, Ms. Woo served as a Global Consumer Sector Portfolio Manager at Wellington Management, which she joined in 1999. Ms. Woo holds a BS from the University of California at Berkeley and an MBA from the Harvard Business School.


Jenny Yiu, Head of Global Inflation-Linked Bond Portfolios, joined the Adviser in 2005 and serves as a portfolio manager of the Global Inflation-Linked Bond Fund and the U.S. Inflation-Linked Bond Fund. Ms. Yiu holds a BS in economics from the University of Pennsylvania.

BNP PARIBAS ASSET MANAGEMENT UK LIMITED

L. Bryan Carter, CFA, Head of Emerging Markets Fixed Income and Lead Portfolio Manager, joined the Sub-Adviser in 2016 and serves as a portfolio manager of the Emerging Markets Total Return Fixed Income Fund. Prior to joining the Sub-Adviser, Mr. Carter served as a Portfolio Manager at Acadian Asset Management, which he joined in 2007. Mr. Carter holds a BA in Economics and Spanish from Georgetown University and a Master of International Development from Harvard University.

Jean Charles Sambor, Deputy Head of Emerging Markets Fixed Income and Portfolio Manager, joined the Sub-Adviser in 2016 and serves as a portfolio manager of the Emerging Markets Total Return Fixed Income Fund. Prior to joining the Sub-Adviser, Mr. Sambor served at the Institute of International Finance ("IIF"), where he served as Asia-Pacific Regional Director and CEO of IIF APAC Ltd from 2015 to 2016. Prior to that, he was at Everest Capital, which he joined in 2011. Mr. Sambor holds a BA in Economics and Philosophy and masters' degrees in Epistemology and Philosophy of Economics from Sorbonne University and International Economics from UPMF in Grenoble, France.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see "Taxes."

HOW TO CHOOSE A SHARE CLASS

Each Fund offers three classes of shares, Institutional Shares, Investor Shares and Retail Shares, to both individual and institutional investors. Each share class has its own investment minimums and cost structure, as summarized below. Contact your financial intermediary or the Funds for more information about each Fund's share classes and how to choose between them.


As of the date of this prospectus, the BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund, and Retail Shares of the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, are not available for purchase.

--------------------------------------------------------------------------------
CLASS NAME                INVESTMENT MINIMUMS       FEES
--------------------------------------------------------------------------------
Institutional Shares      Initial - $5,000,000      No Rule 12b-1 Fee or
                          Subsequent - None         Shareholder Servicing Fee
--------------------------------------------------------------------------------
Investor Shares           Initial - $100,000        No Rule 12b-1 Fee, 0.15%
                          Subsequent - None         Shareholder Servicing Fee
--------------------------------------------------------------------------------
Retail Shares             Initial - $2,500          0.25% Rule 12b-1 Fee, 0.15%
                          Subsequent - None         Shareholder Servicing Fee
--------------------------------------------------------------------------------

Institutional Shares, Investor Shares, and Retail Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds reserve the right to accept investments of smaller amounts in their sole discretion.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call 1-844-4BNPPAM (1-844-426-7726).

If you purchase shares directly from the Funds, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

REGULAR MAIL ADDRESS

BNP Paribas AM Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

BNP Paribas AM Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY WIRE

To open an account by wire, call 1-844-4BNPPAM (1-844-426-7726) for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

WIRING INSTRUCTIONS


MUFG Union Bank
Los Angeles, CA
ABA # 122000496
For Credit To:
Atlantic Shareholder Services FBO The Advisors' Inner Circle Fund III Acct # 4580002264


Ref: Fund name/share class/account number/account name

BY SYSTEMATIC INVESTMENT PLAN (VIA ACH)

You may not open an account via ACH. However, once you have established a direct account with the Funds, you can set up an automatic investment plan via ACH by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 for Institutional Shares, $500 for Investor Shares, and $100 for Retail Shares. To cancel or change a plan, contact the Funds by mail at: BNP Paribas AM Funds, P.O. Box, 588 Portland, ME 04112. Please allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Funds, an investor may purchase shares of each Fund with liquid securities and other assets that are eligible for purchase by that Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for a Fund. Assets purchased by a Fund in such transactions will be valued in accordance with procedures adopted by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase Institutional Shares of a Fund for the first time, you must invest at least $5,000,000. To purchase Investor Shares of a Fund for the first time, you must invest at least $100,000. To purchase Retail Shares of a Fund for the first time, you must invest at least $2,500. There is no minimum for subsequent investments. Each Fund may accept investments of smaller amounts in its sole discretion.

FUND CODES

The Funds' reference information, which is listed below, will be helpful to you when you contact a Fund to purchase or exchange shares, check daily NAV, or obtain additional information.


----------------------------------------------------------------------------------------
                                        SHARE                                     FUND
FUND NAME                               CLASS        TICKER SYMBOL     CUSIP      CODE
----------------------------------------------------------------------------------------
Absolute Return Fixed Income         Institutional       BNPFX       00771X385   266-907
Fund                                    Shares
                                    ----------------------------------------------------
                                    Investor Shares      BNPGX       00771X377   266-908
                                    ----------------------------------------------------
                                     Retail Shares       BNPHX       00771X369   266-909
----------------------------------------------------------------------------------------
Global Inflation-Linked Bond         Institutional       BNPIX       00771X351   266-910
Fund                                    Shares
                                    ----------------------------------------------------
                                    Investor Shares      BNPJX       00771X344   266-911
                                    ----------------------------------------------------
                                     Retail Shares       BNPKX       00771X336   266-912
----------------------------------------------------------------------------------------
Emerging Markets Equity Fund        Institutional        BNPOX       00771X286   266-913
                                       Shares
                                    ----------------------------------------------------
                                    Investor Shares      BNPPX       00771X278   266-914
                                    ----------------------------------------------------
                                     Retail Shares       BNPQX       00771X260   266-915
----------------------------------------------------------------------------------------
MBS Fund                            Institutional        BNPRX       00771X252   266-904
                                       Shares
                                    ----------------------------------------------------
                                    Investor Shares      BNPSX       00771X245   266-905
                                    ----------------------------------------------------
                                    Retail Shares        BNPTX       00771X237   266-906
----------------------------------------------------------------------------------------
U.S. Small Cap Equity Fund          Institutional        BNPUX       00771X229   266-916
                                       Shares
                                    ----------------------------------------------------
                                    Investor Shares      BNPVX       00771X211   266-917
                                    ----------------------------------------------------
                                    Retail Shares        BNPWX       00771X195   266-918
----------------------------------------------------------------------------------------
Emerging Markets Total Return       Institutional        BNPLX       00771X328   266-901
Fixed Income Fund                     Shares
                                    ----------------------------------------------------
                                    Investor Shares      BNPMX       00771X310   266-902
                                    ----------------------------------------------------
                                    Retail Shares        BNPNX       00771X294   266-903
----------------------------------------------------------------------------------------
U.S. Inflation-Linked Bond Fund     Institutional        BNPBX       00774Q106   266-919
                                      Shares
                                    ----------------------------------------------------
                                    Investor Shares      BNPDX       00774Q205   266-920
                                    ----------------------------------------------------
                                    Retail Shares        BNPEX       00774Q304   266-921
----------------------------------------------------------------------------------------


GENERAL INFORMATION

You may generally purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund's price per share will be the next determined NAV per share after the Fund or an authorized institution (as defined below) receives your purchase order in proper form. "Proper form" means that the Fund was provided with a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund's assets may change on days when you are unable to purchase or redeem shares.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at a Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUNDS CALCULATE NAV

The NAV of each Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which a Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.


When valuing fixed income securities with remaining maturities of more than 60 days, a Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund may use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.


HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-844-4BNPPAM (1-844-426-7726).

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

     o    written requests to redeem $100,000 or more;

     o    changes to a shareholder's record name or account registration;

     o paying redemption proceeds from an account for which the address has changed within the last 30 days;

     o sending redemption and distribution proceeds to any person, address or financial institution account not on record;

     o sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

     o adding or changing ACH or wire instructions, the telephone redemption option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-844-4BNPPAM (1-844-426-7726) for more information.

The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

BNP Paribas AM Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

BNP Paribas AM Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 1-844-4BNPPAM (1-844-426-7726) to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If you have a direct account with the Funds, you may transfer as little as $1,000 per month for Institutional Shares, $500 per month for Investor Shares, or $100 per month for Retail Shares from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by a Fund in its sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

RECEIVING YOUR MONEY


Normally, a Fund will send your sale proceeds within one Business Day after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with a Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.


REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES


If your account balance drops below $500,000 for Institutional Shares, $100,000 for Investor Shares or $250 for Retail Shares, you may be required to sell your shares. The Funds generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund reserves the right to waive the minimum account value requirement in its sole discretion. If your Absolute Return Fixed Income Fund, Global Inflation-Linked Bond Fund, Emerging Markets Equity Fund or Emerging Markets Total Return Fixed Income Fund shares are redeemed for this reason within 30 days of their purchase, the redemption fee will not be applied.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the SAI.


HOW TO EXCHANGE YOUR FUND SHARES


At no charge, you may exchange Institutional Shares, Investor Shares, or Retail Shares of any BNP Paribas AM Fund for Institutional Shares, Investor Shares, or Retail Shares, respectively, of another BNP Paribas AM Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the Fund you exchange into. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

DISTRIBUTION PLAN


The Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act for Retail Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Retail Shares of a Fund is 0.25%.


SHAREHOLDER SERVICING PLAN

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds' Investor Shares and Retail Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.


The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.


OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Funds may invest in mid- and small-cap securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds' shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than 4 "round trips," including exchanges, into or out of a Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a "round trip" as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.


     o A redemption fee of 2.00% of the value of shares sold will be imposed on Absolute Return Fixed Income Fund, Global Inflation-Linked Bond Fund, Emerging Markets Equity Fund or Emerging Markets Total Return Fixed Income Fund shares redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in "Redemption Fees").


     o Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into "information sharing agreements" with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Funds' shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

REDEMPTION FEE


In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Absolute Return Fixed Income Fund, Global Inflation-Linked Bond Fund, Emerging Markets Equity Fund and Emerging Markets Total Return Fixed Income Fund charge a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days. The redemption fee is deducted from a Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.


The redemption fee is applicable to Fund shares purchased either directly from a Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary's customers.


Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder;
(iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; and (v) retirement loans and withdrawals.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.


Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder's account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder's location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder's financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-844-4BNPPAM (1-844-426-7726).

DIVIDENDS AND DISTRIBUTIONS


Each Fund, except the U.S. Inflation-Linked Bond Fund, distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. The U.S. Inflation-Linked Bond Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT U.S. FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The recently enacted Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes specifically with respect to the regulated investment company ("RIC") rules, but the Tax Act makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.


Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short term capital gains are generally taxable at ordinary income tax rates. Distributions that are reported by the Funds as long term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Certain of the Funds' investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.


You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Funds will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The U.S. Small Cap Equity Fund may invest in REITs. The Tax Act treats "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting a RIC, such as the U.S. Small Cap Equity Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in RICs that invest in such REITs will not. It is uncertain whether a future technical corrections bill will address this issue to enable the U.S. Small Cap Equity Fund to pass through the special character of "qualified REIT dividends" to its shareholders.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.


ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS


Because the Funds had not commenced operations during the fiscal year ended September 30, 2017, financial highlights are not available.

                      THE ADVISORS' INNER CIRCLE FUND III

                              BNP PARIBAS AM FUNDS

INVESTMENT ADVISER


BNP PARIBAS ASSET MANAGEMENT USA, Inc.
200 Park Ave
New York, New York 10166

INVESTMENT SUB-ADVISER (EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND)

BNP PARIBAS ASSET MANAGEMENT UK Limited
5 Aldermanbury Square
London EC2V 7BP
United Kingdom


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated January 28, 2018, as it may be amended from time to time, includes detailed information about the Funds and The Advisors' Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS: Once available, these reports will list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also will contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT (WHEN AVAILABLE), OR MORE
INFORMATION:

BY TELEPHONE: 1-844-4BNPPAM (1-844-426-7726)

BY MAIL:      BNP Paribas AM Funds
              P. O. Box 588
              Portland, ME 04112

BY INTERNET:  The Funds do not have a website, but you can obtain the SAI,
              Annual or Semi-Annual Report (when available) by mail or telephone.

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund III, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-22920.


                                                                 BNP-PS-001-0200

                      THE ADVISORS' INNER CIRCLE FUND III

                                   PROSPECTUS


                                JANUARY 28, 2018


                           MFG LOW CARBON GLOBAL FUND
                      (INSTITUTIONAL CLASS SHARES: MGEGX)
                         (SERVICE CLASS SHARES: MGKGX)
                            (CLASS Y SHARES: MGYGX)

                            MFG INFRASTRUCTURE FUND
                      (INSTITUTIONAL CLASS SHARES: MGESX)
                         (SERVICE CLASS SHARES: MGKSX)
                            (CLASS Y SHARES: MGYSX)

                              INVESTMENT ADVISER:
                       MAGELLAN ASSET MANAGEMENT LIMITED
                               doing business as
                              MFG ASSET MANAGEMENT

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
MFG LOW CARBON GLOBAL FUND ...............................................     1
      INVESTMENT OBJECTIVE ...............................................     1
      FUND FEES AND EXPENSES .............................................     1
      PRINCIPAL INVESTMENT STRATEGIES ....................................     2
      PRINCIPAL RISKS ....................................................     3
      PERFORMANCE INFORMATION ............................................     5
      INVESTMENT ADVISER .................................................     5
      PORTFOLIO MANAGER ..................................................     6
MFG INFRASTRUCTURE FUND ..................................................     7
      INVESTMENT OBJECTIVE ...............................................     7
      FUND FEES AND EXPENSES .............................................     7
      PRINCIPAL INVESTMENT STRATEGIES ....................................     8
      PRINCIPAL RISKS ....................................................     9
      PERFORMANCE INFORMATION ............................................    11
      INVESTMENT ADVISER .................................................    11
      PORTFOLIO MANAGER ..................................................    11
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES,
          TAXES AND FINANCIAL INTERMEDIARY COMPENSATION ..................    12
MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND
          STRATEGIES .....................................................    13
MORE INFORMATION ABOUT RISK ..............................................    13
INFORMATION ABOUT PORTFOLIO HOLDINGS .....................................    16
INVESTMENT ADVISER .......................................................    16
PORTFOLIO MANAGERS .......................................................    17
RELATED PERFORMANCE DATA OF THE ADVISER ..................................    17
PURCHASING, SELLING AND EXCHANGING FUND SHARES ...........................    19
PAYMENTS TO FINANCIAL INTERMEDIARIES .....................................    27
OTHER POLICIES ...........................................................    28
DIVIDENDS AND DISTRIBUTIONS ..............................................    31
TAXES ....................................................................    32
ADDITIONAL INFORMATION ...................................................    33
FINANCIAL HIGHLIGHTS .....................................................    34
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS                        Back Cover


As of the date of this prospectus, the MFG Low Carbon Global Fund, and Institutional Class Shares and Class Y Shares of the MFG Infrastructure Fund, are not available for purchase.

MFG LOW CARBON GLOBAL FUND

INVESTMENT OBJECTIVE

The MFG Low Carbon Global Fund (the "Low Carbon Global Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term within a low carbon framework, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed,                        2.00%
if shares redeemed have been held for 30 days or less)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                    Institutional Class            Service Class           Class Y
                                          Shares                      Shares               Shares
-----------------------------------------------------------------------------------------------------
Management Fees                           0.80%                        0.80%                0.80%
Distribution and/or                        None                         None                0.25%
Service (12b-1) Fees
Other Expenses                            3.26%                        3.41%                3.41%
                                          -----                        -----                -----
     Shareholder                 None                        0.15%                0.15%
     Servicing Fees
     Other Operating            3.26%                        3.26%                3.26%
     Expenses(1)
Total Annual Fund                         4.06%                        4.21%                4.46%
Operating Expenses
Less Fee Reductions                      (3.26)%                      (3.26)%              (3.26)%
and/or Expense                           -------                      -------              -------
Reimbursements(2)
Total Annual Fund                         0.80%                        0.95%                1.20%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
-----------------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.


(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non- routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of each of the Fund's share classes until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR      3 YEARS
            Institutional Class Shares              $82         $936
            Service Class Shares                    $97         $980
            Class Y Shares                         $122        $1,053


PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.


PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in equity securities of issuers listed on U.S. and international stock markets. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. Under normal circumstances, the Fund invests in at least three countries, including the United States, and invests at least 40% (or, if conditions are not favorable, at least 30%) of its assets in non-U.S. companies. The Fund considers a "non-U.S. company" to be a company:
(a) that is organized under the laws of a non-U.S. country; (b) whose principal trading market is in a non-U.S. country or (c) that has a majority of its assets, or that derives a significant portion of its revenue or profits from businesses, investments or sales, outside of the United States. The Fund may invest in forward foreign currency contracts for currency hedging purposes and swaps to gain or hedge exposure to equity securities or stock markets. The Fund also may, but does not currently intend to, purchase or sell futures contracts and engage in short sales on exchange traded funds to reduce risks associated with the Fund's investments. The Fund may hold up to 20% of its net assets in cash.

The Fund seeks to achieve its investment objective through an integrated investment approach that incorporates four key elements:

     1.   Industry and company research.

          The Adviser employs a bottom-up analytical approach that involves an assessment of a company's competitive advantages resulting in a quality rating determined by the Adviser's investment committee and a valuation of the company based on the Adviser's financial forecasts for a company. The Adviser determines a company's quality rating based on its analysis of a number of assessed criteria, including for example, the company's sustainable competitive advantage, return on invested capital, operating and financial leverage, predictability of cash-flows and earnings, management and board track record on deployment of capital, growth potential, as well as environmental, social and governance issues.

     2.   Macroeconomic research.

          The Adviser undertakes macroeconomic research and incorporates its assessment of macroeconomic related risk in overall portfolio decisions.

     3.   Portfolio construction.

          The Adviser designs the Fund's portfolio to have lower historical volatility than that exhibited by world equity markets, as measured against the MSCI World Index, and incorporates portfolio risk controls that limit total exposure to individual investments or investments in aggregate that, in the Adviser's opinion, would lead to a concentration of risk.

     4.   Low carbon framework.

          The Adviser incorporates a proprietary low carbon emissions overlay into portfolio construction by (a) screening out companies based on their carbon emissions intensity, which is based on their carbon emissions per unit of revenue, with the screening threshold based on globally agreed upon climate goals, (b) limiting the portfolio's weighted average carbon emissions intensity through a carbon emissions intensity cap and (c) excluding companies with fossil fuel exposures or interests, for example, companies engaged in the extraction, storage and transportation of fossil fuels. The Adviser may adjust its framework over time as carbon reduction goals evolve or as it otherwise deems appropriate.

The portfolio is designed to consist of securities of 30-50 companies that the Adviser believes are of high quality and incorporates a proprietary low carbon emissions overlay into its construction. The Adviser believes high quality companies are those that tend to be market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.


DERIVATIVES RISK -- The Fund's use of futures contracts, forwards contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and swaps is also subject to counterparty risk and valuation risk. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.


EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


LOW CARBON STRATEGY RISK -- In pursuing its low carbon emissions strategy, there is a risk that the Fund may invest in companies that underperform the equity markets or other companies in a portfolio that does not employ such a strategy.

MARKET RISK -- The market value of the securities in which the Fund invests may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SHORT SALES RISK -- A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund's share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

LARGE PURCHASE AND REDEMPTION RISK - Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

PERFORMANCE INFORMATION


The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling (844) 758-3753.

INVESTMENT ADVISER

MFG Asset Management

PORTFOLIO MANAGER


Domenico Giuliano, Deputy Chief Investment Officer and Portfolio Manager, is expected to manage the Fund upon its inception.


FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 12 OF THE PROSPECTUS.

MFG INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE

The MFG Infrastructure Fund (the "Infrastructure Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed,                        2.00%
if shares redeemed have been held for 30 days or less)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                    Institutional Class            Service Class           Class Y
                                          Shares                      Shares               Shares
-----------------------------------------------------------------------------------------------------
Management Fees                           0.80%                       0.80%                0.80%
Distribution and/or                        None                        None                0.25%
Service (12b-1) Fees
Other Expenses                            0.80%                       0.95%                0.95%
                                          -----                       -----                -----
     Shareholder                 None                       0.15%                 0.15%
     Servicing Fees
     Other Operating            0.80%                       0.80%                 0.80%
     Expenses(1)
Total Annual Fund                         1.60%                       1.75%                2.00%
Operating Expenses
Less Fee Reductions                      (0.80)%                     (0.80)%              (0.80)%
and/or Expense                           -------                     -------              -------
Reimbursements(2)
Total Annual Fund                         0.80%                       0.95%                1.20%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
-----------------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.


(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non- routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of each of the Fund's share classes until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR      3 YEARS
                 Institutional Class Shares          $82         $427
                 Service Class Shares                $97         $473
                 Class Y Shares                     $122         $550


PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from May 22, 2017 (commencement of Fund operations) to September 30, 2017, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the infrastructure industry. This policy may be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, companies in the infrastructure industry are companies that derive a majority of their earnings from infrastructure assets. Examples of infrastructure assets include
(a) regulated energy utilities; (b) regulated water utilities; (c) toll roads;
(d) energy infrastructure; (e) airports; (f) ports; (g) communications infrastructure; (h) rail and (i) social infrastructure (assets that provide social benefits, for example, hospitals and schools). The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in the securities of companies in the infrastructure industry. The Fund invests in equity securities of U.S. and non-U.S. issuers. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. The Fund may invest in swaps to gain or hedge exposure to equity securities or stock markets. The Fund may hold up to 20% of its net assets in cash.

The Fund follows an integrated investment approach that incorporates three key elements:

     1.   Determining the investment universe.

          Only companies that meet the Adviser's proprietary infrastructure classification criteria are included in the Fund's investable universe. The Adviser evaluates potential infrastructure investments on criteria, such as commodity price risk, gearing levels (the level of debt relative to assets and/or equity), sovereign risk, regulatory risk, liquidity and reporting transparency (the transparency of financial and other disclosures publicly available), which, if failed, will result in exclusion from the investment universe.

     2.   Assessing each potential investment's quality and intrinsic value.

          The Adviser analyzes each security in the investment universe. This analysis includes evaluations of a company's external environment, including industry structure, regulation and the relevant political and legal system; company specific issues, including key assets, organizational structure, strategy and corporate governance; and its historical and forecast financial performance. The analysis is used to derive forecasts and determine the intrinsic valuation of each security.

     3. Allocating capital to the securities within the investment universe in an appropriate manner.

          Portfolio construction is driven by the results of valuation, the assessment of the potential investment quality of a company and formal portfolio risk controls. The portfolio construction process focuses on delivering long-term absolute investment returns.

The process is designed to result in a portfolio of 20-40 securities that meet the Adviser's infrastructure classification criteria, while giving consideration to each security's quality and its price relative to its intrinsic value as assessed by the Adviser. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.


DERIVATIVES RISK -- The Fund's use of swaps is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk and valuation risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.


EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.


FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.


GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INFRASTRUCTURE INVESTMENT RISK -- Because the Fund concentrates its investments in companies in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such investments. Companies in the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, cybersecurity breaches and other factors. Additionally, companies in the infrastructure industry may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.


LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


MARKET RISK -- The market value of the securities in which the Fund invests may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

LARGE PURCHASE AND REDEMPTION RISK - Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

PERFORMANCE INFORMATION


The Fund commenced operations on May 22, 2017 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling (844) 758-3753.

INVESTMENT ADVISER

MFG Asset Management

PORTFOLIO MANAGER

Gerald Stack, Head of Investments, Head of Infrastructure, Transport & Industrials and Portfolio Manager, has managed the Fund since its inception in 2017.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 12 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.


To purchase Institutional Class Shares of a Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of a Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through Individual Retirement Accounts ("IRAs")) and $50 for Class Y Shares. As of the date of this prospectus, the MFG Low Carbon Global Fund, and Institutional Class Shares and Class Y Shares of the MFG Infrastructure Fund, are not available for purchase.


The Funds may accept investments of smaller amounts in their sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at (844) 758-3753.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distributions will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, each Fund may take steps to reduce its exposure to market risk. In such circumstances, the Low Carbon Global Fund may seek to reduce market risk through investments that increase in value when a specified stock index declines, such as sales of stock index futures contracts and short sales of exchange traded funds (referred to as "market risk reduction strategies"). The Adviser also manages portfolios that do not permit the use of such strategies and must reduce market risk in those portfolios by selling other securities. Should these other portfolios need to reduce market risk by selling securities that are also held by the Low Carbon Global Fund, the Adviser will execute sales of such securities from the other portfolios before executing any sales of the securities from the Low Carbon Global Fund. In such circumstances the Adviser intends to use market risk reduction strategies to reduce market risk in the Low Carbon Global Fund. Although the Adviser expects these market risk reduction strategies to provide an efficient means of reducing market risk, this may result in other portfolios selling securities at more favorable prices than the Low Carbon Global Fund.

In addition, for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective, provided that the ability to implement any temporary defensive strategy is qualified by the Low Carbon Global Fund's ability to sell securities it holds that are also held by other portfolios as described in the preceding paragraph. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Funds will only do so if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.


The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Funds are non-diversified, meaning that each Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. More information about certain risks of investing in the Funds is provided below.


DERIVATIVES RISK (BOTH FUNDS) -- Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. There are various factors that affect a Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent a Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses. Because derivative instruments may be purchased by a Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to a Fund. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Low Carbon Global Fund may invest in futures contracts and forward contracts, and each Fund may invest in swaps. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Futures contracts are traded on an exchange. A forward contract involves a negotiated obligation to purchase or sell a specific security or asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or asset for a Fund's account. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor.

EQUITY RISK (BOTH FUNDS) -- Equity securities principally consist of common stocks, which represent an equity or ownership interest in an issuer. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN CURRENCY RISK (BOTH FUNDS) -- As a result of the Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

FOREIGN SECURITIES RISK (BOTH FUNDS) -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MARKET RISK (BOTH FUNDS) -- The value of the securities in which the Funds invest may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

SHORT SALES RISK (LOW CARBON GLOBAL FUND) -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the price of the underlying security falls between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the price of the underlying security rises during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The "negative cost of carry" will increase in periods when the Fund engages in more short sales, such as when the Adviser believes the market is likely to decline. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER


MFG Asset Management, founded in 2006, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. As of November 30, 2017, the Adviser had approximately $44.5 billion in assets under management.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

--------------------------------------------------------------------------------
FUND                                                           ADVISORY FEE
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                        0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                           0.80%
--------------------------------------------------------------------------------


The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep each Fund's total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) for each of the Fund's share classes from exceeding certain levels as set forth below until January 31, 2019 (each, a "contractual expense limit"). This expense limitation agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

--------------------------------------------------------------------------------
FUND                                               CONTRACTUAL EXPENSE LIMIT
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                   0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                      0.80%
--------------------------------------------------------------------------------

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal period from May 22, 2017 (commencement of Fund operations) to September 30, 2017, the Adviser did not receive any advisory fees, after fee reductions, from the Infrastructure Fund.

A discussion regarding the basis for the Board's approval of the Infrastructure Fund's investment advisory agreement is available in the Fund's Annual Report to Shareholders, dated September 30, 2017, which covers the period from the Fund's inception to September 30, 2017. A discussion regarding the basis for the Board's approval of the Low Carbon Global Fund's investment advisory agreement will be available in the Fund's first Semi-Annual or Annual Report to Shareholders.


PORTFOLIO MANAGERS

Domenico Giuliano, Deputy Chief Investment Officer and Portfolio Manager, joined the Adviser in March 2007 and serves as portfolio manager of the Low Carbon Global Fund. Mr. Giuliano was appointed portfolio manager for the Adviser's Global Equity strategy in 2011, Deputy Chief Investment Officer in 2014 and portfolio manager of the Adviser's Global Low Carbon strategy in 2016. He holds a Master of Business Administration from the Australian Graduate School of Management and a Bachelor of Economics from Macquarie University, and is a Fellow of the Institute of Actuaries of Australia.

Gerald Stack, Head of Investments, Head of Infrastructure, Transport & Industrials and Lead Portfolio Manager, joined the Adviser in January 2007 as lead portfolio manager of the Adviser's Select Infrastructure strategy and serves as portfolio manager of the Infrastructure Fund. Mr. Stack holds a Bachelor of Economics and a Master of Business Administration, both from Sydney University, and is a Chartered Accountant.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

RELATED PERFORMANCE DATA OF THE ADVISER

The following tables give the related performance of all separate accounts (each, an "Account"), referred to as a "Composite," managed by the Adviser that have investment objectives, policies and strategies substantially similar to those of the Infrastructure Fund. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE INFRASTRUCTURE FUND. Performance is historical and does not represent the future performance of the Infrastructure Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Infrastructure Fund. If the performance was calculated in accordance with SEC standardized performance methodology, the performance results may have been different. The Adviser's policies on calculating performance and preparing performance presentations are available upon request.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Investment transactions are accounted for on a trade date basis. "Net of fees" returns reflect the deduction of investment management fees, as well as the deduction of any brokerage commissions, execution costs, withholding taxes, sales loads and account fees paid by the Accounts included in the Composite, without taking into account federal or state income taxes, while "gross of fees" returns do not reflect the deduction of investment management fees. All fees and expenses, except custodial fees, if any, were included in the calculations.

Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular Account.

The Infrastructure Fund's fees and expenses are generally expected to be higher than those of the Composite. If the Infrastructure Fund's fees and expenses had been imposed on the Composite, the performance shown below would have been lower. The Accounts that are included in the Composite are also not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Infrastructure Fund by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the Accounts in the Composite were subject to the same federal securities and tax laws as the Infrastructure Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Infrastructure Fund. THE PERFORMANCE DATA SHOWN BELOW SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE INFRASTRUCTURE FUND'S OWN PERFORMANCE INFORMATION. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE INFRASTRUCTURE
FUND

PERFORMANCE INFORMATION FOR THE ADVISER'S SUBSTANTIALLY SIMILAR STRATEGY COMPOSITE(1)


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL PRE-TAX RETURNS
--------------------------------------------------------------------------------
              TOTAL PRE-TAX RETURN    TOTAL PRE-TAX RETURN         BENCHMARK
   YEAR          (NET OF FEES)          (GROSS OF FEES)            RETURN(2)
--------------------------------------------------------------------------------
   2017             24.00%                  25.00%                   19.07%
--------------------------------------------------------------------------------
   2016              3.57%                   4.40%                   11.45%
--------------------------------------------------------------------------------
   2015              3.07%                   3.90%                  -12.18%
--------------------------------------------------------------------------------
   2014             13.20%                  14.11%                   14.11%
--------------------------------------------------------------------------------
   2013(3)           4.01%                   4.56%                    0.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL PRE-TAX RETURNS (AS OF 12/31/17)
--------------------------------------------------------------------------------
                                ADVISER'S
                            COMPOSITE RETURNS
--------------------------------------------------------------------------------
   TIME PERIOD         NET OF FEES        GROSS OF FEES            BENCHMARK(2)
--------------------------------------------------------------------------------
     1 Year              24.00%              25.00%                  19.07%
--------------------------------------------------------------------------------
     3 Years              9.80%              10.68%                   5.24%
--------------------------------------------------------------------------------
Since Inception(4)        9.98%              10.86%                   6.51%
--------------------------------------------------------------------------------


(1) The Composite performance information is calculated in and expressed in United States dollars.

(2) From May 2, 2013 (inception of the Composite) through December 31, 2014, the Composite's Benchmark was the UBS Developed Infrastructure & Utilities Index Net Total Return. Effective January 1, 2015, the Composite's Benchmark was changed to the S&P Global Infrastructure Net Total Return Index because the UBS Developed Infrastructure & Utilities Index Net Total Return was discontinued by its sponsor.


     The UBS Developed Infrastructure & Utilities Index Net Total Return is a market capitalization weighted index that is designed to measure the equity performance of listed infrastructure and utility stocks. Index results assume the reinvestment of all distributions of capital gain and net investment income using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.


     The S&P Global Infrastructure Net Total Return Index is a market capitalization weighted index that is designed to track 75 companies from around the world diversified across three infrastructure sectors: energy, transportation and utilities. Index results assume the reinvestment of all distributions of capital gain and net investment income using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

(3) Performance is not annualized and is reported for the period from May 2, 2013 through December 31, 2013.

(4)  Inception date of the Composite is May 2, 2013.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see "Taxes."

HOW TO CHOOSE A SHARE CLASS


Each Fund offers three classes of shares, Institutional Class Shares, Service Class Shares and Class Y Shares. Each share class has its own investment minimums and cost structure, as summarized below. Contact your financial intermediary or the Funds for more information about each Fund's share classes and how to choose between them. As of the date of this prospectus, the MFG Low Carbon Global Fund, and Institutional Class Shares and Class Y Shares of the MFG Infrastructure Fund, are not available for purchase.


--------------------------------------------------------------------------------

CLASS NAME                    INVESTMENT MINIMUMS      FEES
--------------------------------------------------------------------------------
Institutional Class Shares    Initial - $1,000,000     No Rule 12b-1 Fee or
                              Subsequent - $1,000      Shareholder Servicing Fee
--------------------------------------------------------------------------------
Service Class Shares          Initial - $10,000        No Rule 12b-1 Fee, 0.15%
                              Subsequent - $1,000      Shareholder Servicing Fee
                              ($100 through IRAs)
--------------------------------------------------------------------------------
Class Y Shares                Initial - $1,000         0.25% Rule 12b-1 Fee,
                              Subsequent - $50         0.15% Shareholder
                                                       Servicing Fee
--------------------------------------------------------------------------------
Institutional Class Shares, Service Class Shares and Class Y Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds reserve the right to accept investments of smaller amounts in their sole discretion.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call (844) 758-3753.

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

REGULAR MAIL ADDRESS

MFG Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

MFG Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY WIRE

To open an account by wire, call (844) 758-3753 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

WIRING INSTRUCTIONS

MUFG Union Bank
Los Angeles, CA
ABA # 122000496
For Credit To:
Atlantic Shareholder Services FBO The Advisors' Inner Circle Fund III Acct # 4580002264
Ref: Fund name/share class/account number/account name

BY SYSTEMATIC INVESTMENT PLAN (VIA ACH)

You may not open an account via ACH. However, once you have established a direct account with the Funds, you can set up an automatic investment plan via ACH by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through IRAs), and $50 for Class Y Shares. To cancel or change a plan, contact the Funds by mail at: MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail
Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Funds, an investor may purchase shares of each Fund with liquid securities and other assets that are eligible for purchase by that Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for a Fund. Assets purchased by a Fund in such transactions will be valued in accordance with procedures adopted by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase Institutional Class Shares of a Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of a Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through IRAs), and $50 for Class Y Shares. Each Fund may accept investments of smaller amounts in its sole discretion.

FUND CODES

The Funds' reference information, which is listed below, will be helpful to you when you contact a Fund to purchase or exchange shares, check daily NAV, or obtain additional information.

--------------------------------------------------------------------------------
FUND NAME                     SHARE            TICKER     CUSIP          FUND
                              CLASS            SYMBOL                    CODE
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund    Institutional    MGEGX      00771X 187     267-405
                              Class Shares
                              --------------------------------------------------
                              Service Class                              267-404
                              Shares           MGKGX      00771X 179
                              --------------------------------------------------
                              Class Y Shares   MGYGX      00771X 161     267-406
--------------------------------------------------------------------------------
MFG Infrastructure Fund       Institutional    MGESX      00771X 153     267-402
                              Class Shares
                              --------------------------------------------------
                              Service Class    MGKSX      00771X 146     267-401
                              Shares
                              --------------------------------------------------
                              Class Y Shares   MGYSX      00771X 138     267-403
--------------------------------------------------------------------------------

GENERAL INFORMATION

You may generally purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund's price per share will be the next determined NAV per share after the Fund or an authorized institution (as defined below) receives your purchase order in proper form. "Proper form" means that the Fund was provided with a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund's assets may change on days when you are unable to purchase or redeem shares.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at a Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUNDS CALCULATE NAV

The NAV of each Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which a Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.


Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.


HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at (844) 758-3753.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

     o    written requests to redeem $100,000 or more;

     o    changes to a shareholder's record name or account registration;

     o paying redemption proceeds from an account for which the address has changed within the last 30 days;

     o sending redemption and distribution proceeds to any person, address or financial institution account not on record;

     o sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

     o adding or changing ACH or wire instructions, the telephone redemption option or any other election in connection with your account.


The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at (844) 758-3753 for more information.

The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

MFG Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

MFG Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call (844) 758-3753 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If you have a direct account with the Funds, you may transfer as little as $1,000 per month for Institutional Class Shares, $1,000 per month for Service Class Shares ($100 per month through IRAs), and $50 per month for Class Y Shares from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by a Fund in its sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

RECEIVING YOUR MONEY


Normally, a Fund will send your sale proceeds within one Business Day after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with a Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $10,000 for Institutional Shares, $1,000 for Service Class Shares or $100 for Class Y Shares, you may be required to sell your shares. The Funds generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund reserves the right to waive the minimum account value requirement in its sole discretion. If your shares are redeemed for this reason within 30 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE YOUR FUND SHARES

At no charge, you may exchange Institutional Class Shares, Service Class Shares and Class Y Shares of one Fund for Institutional Class Shares, Service Class Shares and Class Y Shares, respectively, of another Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the Fund you exchange into. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

DISTRIBUTION PLAN

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class Y Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class Y Shares of a Fund is 0.25% .

SHAREHOLDER SERVICING PLAN

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds' Service Class Shares and Class Y Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.


In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.


OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Infrastructure Fund may invest in mid- and small-cap securities, which often trade in lower volumes and may be less liquid, the Infrastructure Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Infrastructure Fund's shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than two "round trips," including exchanges, into and out of a Fund over any rolling three-month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a "round trip" as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o A redemption fee of 2.00% of the value of shares sold will be imposed on Fund shares redeemed 30 days or less after their date of purchase (subject to certain exceptions as discussed below in "Redemption Fees").

     o Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into "information sharing agreements" with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Funds' shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Funds charge a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for 30 days or less. The redemption fee is deducted from a Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from a Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary's customers.


Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder;
(iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; (v) changes to a model portfolio used by a shareholder where the Fund was an investment option in such model portfolio; and (vi) retirement loans and withdrawals.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.


Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder's account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder's location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder's financial intermediary (if shares are not held directly with the Funds).


More information on unclaimed property and how to maintain an active account is available through your state or by calling (844) 758-3753.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT U.S. FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The recently enacted Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes specifically with respect to the regulated investment company rules, but the Tax Act makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether you receive them in cash or you reinvest them in additional shares of the Funds. Income distributions, other than distributions of qualified dividend income, and distributions of short term capital gains are generally taxable at ordinary income tax rates. Distributions reported by the Funds as long term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). The Funds' investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Funds will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax adviser about the tax implications of an investment in the Funds.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.


ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Service Class Shares of the Infrastructure Fund. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm for the Fund. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2017 Annual Report of the Infrastructure Fund, which is available upon request by calling the Fund at
(844) 758-3753.

Because the Institutional Class Shares and Class Y Shares of the Infrastructure Fund and the Institutional Class Shares, Service Class Shares and Class Y Shares of the Low Carbon Global Fund were not in operation as of the fiscal year ended September 30, 2017, financial highlights are not available.

                                                Selected Per Share Data & Ratios
                                                         For a Share Outstanding

                                                               PERIOD ENDED
                                                           SEPTEMBER 30, 2017(1)
                                                           ---------------------

Net Asset Value, Beginning of Period                                 $ 10.00
                                                                     -------
Income from Investment Operations:

   Net Investment Income*                                               0.08
   Net Realized and Unrealized Gain                                     0.20
                                                                     -------
Total from Investment Operations                                        0.28
                                                                     -------
Dividends and Distributions:

   Net Investment Income                                               (0.07)
                                                                     -------
Total Dividends and Distributions                                      (0.07)
                                                                     -------
Net Asset Value, End of Period                                       $ 10.21
                                                                     =======
TOTAL RETURN+                                                           2.77%
                                                                     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                                $ 1,028

Ratio of Expenses to Average Net Assets                                 0.80%++
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Reimbursements)                                                   35.80%++

Ratio of Net Investment Income to Average Net Assets                    2.16%++
Portfolio Turnover Rate                                                   17%(+)

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++   ANNUALIZED

(+)  PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.

(1)  THE FUND COMMENCED OPERATIONS ON MAY 22, 2017.

                      THE ADVISORS' INNER CIRCLE FUND III

                                   MFG FUNDS

INVESTMENT ADVISER

Magellan Asset Management Limited doing business as MFG Asset Management MLC Centre Level 36
19 Martin Place
Sydney NSW 2000, Australia

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated January 28, 2018, as it may be amended from time to time, includes detailed information about the Funds and The Advisors' Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: (844) 758-3753

BY MAIL:      MFG Funds
              P.O. Box 588
              Portland, ME 04112

BY INTERNET:  www.mfgam.com.au

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund III, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund III's Investment Company Act registration number is 811-22920.


                                                                 MFG-PS-001-0200

                      THE ADVISORS' INNER CIRCLE FUND III

                                   PROSPECTUS


                                JANUARY 28, 2018


                              RWC GLOBAL EMERGING
                                  EQUITY FUND

                             CLASS N SHARES: RWCNX
                             CLASS I SHARES: RWCIX
                       INSTITUTIONAL CLASS SHARES: RWCEX

                              INVESTMENT ADVISER:
                          RWC ASSET ADVISORS (US) LLC



  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
RWC GLOBAL EMERGING EQUITY FUND .............................................  1
      INVESTMENT OBJECTIVE ..................................................  1
      FUND FEES AND EXPENSES ................................................  1
      PRINCIPAL INVESTMENT STRATEGIES .......................................  2
      PRINCIPAL RISKS .......................................................  3
      PERFORMANCE INFORMATION ...............................................  6
      INVESTMENT ADVISER ....................................................  7
      PORTFOLIO MANAGER .....................................................  7
      PURCHASE AND SALE OF FUND SHARES ......................................  7
      TAX INFORMATION .......................................................  7
      PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
        INTERMEDIARIES ......................................................  7
MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND
        STRATEGIES ..........................................................  8
MORE INFORMATION ABOUT RISK .................................................  8
INFORMATION ABOUT PORTFOLIO HOLDINGS ........................................ 10
INVESTMENT ADVISER .......................................................... 10
PORTFOLIO MANAGER ........................................................... 11
PURCHASING AND SELLING FUND SHARES .......................................... 11
PAYMENTS TO FINANCIAL INTERMEDIARIES ........................................ 18
OTHER POLICIES .............................................................. 20
DIVIDENDS AND DISTRIBUTIONS ................................................. 22
TAXES ....................................................................... 23
ADDITIONAL INFORMATION ...................................................... 25
FINANCIAL HIGHLIGHTS ........................................................ 26
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ....................... Back Cover


Class N Shares of the Fund are currently not available for purchase.

                        RWC GLOBAL EMERGING EQUITY FUND

INVESTMENT OBJECTIVE

The RWC Global Emerging Equity Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares, Class I Shares and Institutional Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


------------------------------------------------------------------------------------------
                                                CLASS N       CLASS I        INSTITUTIONAL
                                                SHARES        SHARES         CLASS SHARES
------------------------------------------------------------------------------------------
Management Fees                                 0.90%         0.90%             0.90%
------------------------------------------------------------------------------------------
Distribution and/or Service                     0.25%          None              None
(12b-1) Fees
------------------------------------------------------------------------------------------
Other Expenses                                  2.20%         0.99%             2.05%
                                                -----         -----             -----
------------------------------------------------------------------------------------------
     Shareholder Servicing Fee            0.15%         0.15%          None
------------------------------------------------------------------------------------------
     Other Operating Expenses             2.05%         0.84%          2.05%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            3.35%         1.89%(1)          2.95%
------------------------------------------------------------------------------------------
Less Fee Reductions and/or Expense              (1.70)%       (0.49)%          (1.70)%
Reimbursements(2)                               ------        -------          -------
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            1.65%         1.40%             1.25%
After Fee Reductions and/or Expense
Reimbursements
------------------------------------------------------------------------------------------

(1) The Total Annual Fund Operating Expenses of the Class I Shares in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the maximum Shareholder Servicing Fee was not incurred during the prior fiscal year.

(2) RWC Asset Advisors (US) LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Distribution and/or Service (12b-1) Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.25% of the average daily net assets of each of the Fund's share classes until January 29, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2019.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
      Class N Shares                   $168      $872      $1,599      $3,525
      Class I Shares                   $143      $546        $976      $2,172
      Institutional Class Shares       $127      $752      $1,403      $3,150


PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, principally derivatives and shares of investment companies (including exchange-traded funds ("ETFs")), that have economic characteristics similar to such securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks, but may also include private placements; rights and warrants; depositary receipts (including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies; and securities immediately convertible into equity securities (principally bonds and preferred stock that are immediately convertible into common stock). The Fund may also invest in "out-of-the-money" convertible securities and may invest in securities of companies with any market capitalization.

The Fund considers a company to be an emerging market company if, at the time of purchase: (i) at least 50% of the company's assets are located in emerging or frontier market countries; (ii) at least 50% of the company's revenue is generated in emerging or frontier market countries; or (iii) the company maintains its principal place of business in an emerging or frontier market country. The Fund considers emerging market countries to be: (i) countries that have an "emerging stock market" in a "developing economy" as defined by the International Finance Corporation; (ii) countries that have "low or middle economies" according to the World Bank; (iii) countries listed in a World Bank publication as "developing"; (iv) countries considered "industrially developing countries" by the International Monetary Fund; and (v) other countries that have similar characteristics, as determined by the Adviser. The Fund considers frontier market countries to be countries included in the MSCI Frontier Markets Index and other countries that have similar characteristics, as determined by the Adviser. Under normal circumstances, the Fund invests in at least three emerging or frontier market countries. From time to time, the Fund may focus its investments in a particular country, such as the People's Republic of China ("China").

The Fund may utilize derivatives, principally equity-linked notes (including participation notes and other instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index) and swaps, to seek to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. For purposes of the Fund's 80% investment policy, the Fund generally values its derivative instruments using the market values of the investments, but reserves the right to use an investment's notional value, where determined appropriate in the Adviser's discretion.

In selecting investments for the Fund, the Adviser implements its "Growth At A Reasonable Price" investment philosophy by combining top-down analyses of economic, political and social factors with bottom-up quantitative and qualitative fundamental research to seek to identify countries, sectors and companies with attractive risk/return profiles based, in part, on the Adviser's experience investing in a wide range of markets at various stages of development. The Adviser may adjust the Fund's portfolio to manage its liquidity and position sizing, and may sell a security that reaches its price target, or that is negatively impacted by changes in macroeconomic conditions or geographic, sector or issuer specific factors.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING AND FRONTIER MARKETS SECURITIES RISK -- The Fund's investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

RISK OF INVESTING IN CHINA -- The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China's total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PRIVATE PLACEMENTS RISK -- Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES -- To the extent that the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

DERIVATIVES RISK -- The Fund's use of equity-linked notes and swaps for all purposes, including speculative purposes, is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund's use of swaps is also subject to leverage risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.


LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


INVESTMENT STYLE RISK -- The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Institutional Class Shares' performance for the 2017 calendar year and by showing how the Institutional Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class N Shares had not commenced operations as of the date of this prospectus. Class I Shares commenced operations on September 8, 2017 and do not have a full calendar year of performance. Therefore, performance information for Class N Shares and Class I Shares is not presented. Class N Shares and Class I Shares would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class N Shares and Class I Shares are higher than the expenses of Institutional Class Shares, in which case the returns for Class N Shares and Class I Shares would be lower than those of Institutional Class Shares.

Updated performance information is available on the Fund's website at https://www.rwcpartners.com/us/ or by calling 1-855-RWC-FUND.

--------------------------------------------------------------------------------
                           2017             41.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   BEST QUARTER             WORST QUARTER
--------------------------------------------------------------------------------
                      10.90%                    7.55%
--------------------------------------------------------------------------------
                   (9/30/2017)              (12/31/2017)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

This table compares the Fund's average annual total returns for the periods ended December 31, 2017 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

RWC GLOBAL EMERGING EQUITY FUND                                  SINCE INCEPTION
                                                        1 YEAR     (12/30/2016)
--------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
--------------------------------------------------------------------------------
   Institutional Class Shares                           41.21%        41.08%
--------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
--------------------------------------------------------------------------------
   Institutional Class Shares                           40.34%        40.22%
--------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF
FUND SHARES
--------------------------------------------------------------------------------
   Institutional Class Shares                           23.36%        30.93%
--------------------------------------------------------------------------------
MSCI EMERGING MARKETS INDEX (REFLECTS NO DEDUCTION      37.28%        37.28%
FOR FEES, EXPENSES OR TAXES)
--------------------------------------------------------------------------------

INVESTMENT ADVISER

RWC Asset Advisors (US) LLC serves as investment adviser to the Fund.

PORTFOLIO MANAGER

John Malloy, Portfolio Manager, Emerging Markets, has managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.


To purchase shares of the Fund for the first time, you must invest at least $2,500 for Class N Shares, $250,000 for Class I Shares, or $10,000,000 for Institutional Class Shares. Subsequent investments in Class N Shares of the Fund must be made in amounts of at least $1,000. There is no minimum subsequent investment amount for Class I Shares or Institutional Class Shares of the Fund. The initial minimum investment amount for Institutional Class Shares will be waived for employees of the Adviser, and the Fund may accept initial or subsequent investments of smaller amounts from other investors in its sole discretion. Class N Shares of the Fund are currently not available for purchase.


If you own your shares directly, you may redeem your shares by contacting the Fund directly by mail at: RWC Global Emerging Equity Fund, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: RWC Global Emerging Equity Fund, c/o DST Systems, Inc., 430 West 7(th) Street, Kansas City, MO 64105) or telephone at 1-855-RWC-FUND.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

The investment objective of the Fund is to seek long-term capital appreciation. The investment objective of the Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund's investment objective.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


EQUITY RISK -- Equity securities include public and privately issued equity securities, common stocks, convertible securities, rights and warrants, depositary receipts, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FOREIGN SECURITIES/EMERGING AND FRONTIER MARKETS RISK -- Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. These risks may be heightened with respect to emerging or frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging and frontier market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging and frontier market countries.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

RISK OF INVESTING IN CHINA -- The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

DERIVATIVES RISK -- The Fund's use of equity-linked notes and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, equity-linked notes and swaps are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

     EQUITY-LINKED NOTES. Equity-linked notes are derivatives that are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue equity-linked notes which are designed to replicate the performance of certain issuers and markets. The performance results of equity-linked notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of an equity-linked note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

     SWAPS. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be considered illiquid, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI. The Fund will post its holdings within 30 days of the end of each calendar quarter, on the internet at https://www.rwcpartners.com/us/. The Adviser may exclude any portion of the Fund's portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

INVESTMENT ADVISER


RWC Asset Advisors (US) LLC (the "Adviser"), a Delaware limited liability company founded in 2012, is an SEC registered investment adviser that serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. As of November 30, 2017, the Adviser had approximately $3.15 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.25% of the average daily net assets of each of the Fund's share classes until January 29, 2019. This agreement may be terminated:
(i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2019. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Adviser did not receive any advisory fees, after fee reductions, from the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated March 31, 2017, which covers the period from the Fund's inception to March 31, 2017.


PORTFOLIO MANAGER


Mr. Malloy is the Portfolio Manager of the Adviser's Emerging Markets Equity Strategy and the Fund. Prior to joining the Adviser in 2015, Mr. Malloy was Senior Managing Director, Director of Investments at Everest Capital, where he worked for 18 years. Prior to joining Everest Capital, he was an investment manager at Baring Asset Management focused on Latin American and US high yield markets. Mr. Malloy holds a BS in Management from Norwich University and an MBA from the Boston University Graduate School of Management.


The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class N Shares, Class I Shares and Institutional Class Shares of the Fund.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO CHOOSE A SHARE CLASS


The Fund offers three classes of shares to investors, Class N Shares, Class I Shares and Institutional Class Shares. Each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of Class N Shares, Class I Shares and Institutional Class Shares. Contact your financial intermediary or the Fund for more information about the Fund's share classes and how to choose between them. Class N Shares of the Fund are currently not available for purchase.

--------------------------------------------------------------------------------
CLASS NAME               INVESTMENT MINIMUMS          FEES
--------------------------------------------------------------------------------
Class N Shares           Initial - $2,500             0.25% Rule 12b-1 Fee

                         Subsequent -- $1,000         0.15% Shareholder
                                                      Servicing Fee
--------------------------------------------------------------------------------
Class I Shares           Initial - $250,000           No Rule 12b-1 Fee

                         Subsequent -- None           0.15% Shareholder
                                                      Servicing Fee
--------------------------------------------------------------------------------
Institutional Class      Initial - $10,000,000        No Rule 12b-1 Fee or
Shares                                                Shareholder Servicing
                         Subsequent -- None           Fee
--------------------------------------------------------------------------------


Class N Shares, Class I Shares and Institutional Class Shares are offered to investors who purchase shares directly from the Fund or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Fund reserves the right to change the criteria for eligible investors and accept investments of smaller amounts in its sole discretion.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-855-RWC-FUND.

All investments must be made by check, wire or Automated Clearing House ("ACH"). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class. Make your check payable to "RWC Global Emerging Equity Fund."

REGULAR MAIL ADDRESS

RWC Global Emerging Equity Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

RWC Global Emerging Equity Fund
c/o DST Systems, Inc.
430 West 7(th) Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, call 1-855-RWC-FUND for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class, and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
RWC Global Emerging Equity Fund
DDA # 9872013085

Ref: Fund name/share class/account number/account name

PURCHASES IN-KIND

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such transactions will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase shares of the Fund for the first time, you must invest at least $2,500 for Class N Shares, $250,000 for Class I Shares, or $10,000,000 for Institutional Class Shares. Subsequent investments in Class N Shares of the Fund must be made in amounts of at least $1,000. There is no minimum subsequent investment amount for Class I Shares or Institutional Class Shares of the Fund. The initial minimum investment amount for Institutional Class Shares will be waived for employees of the Adviser, and the Fund may accept initial or subsequent investments of smaller amounts from other investors in its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase shares, check daily NAV, or obtain additional information.

FUND NAME                             SHARE CLASS        TICKER SYMBOL     CUSIP       FUND CODE
------------------------------------------------------------------------------------------------
RWC Global Emerging Equity Fund     Class N Shares           RWCNX       00771X468       1202
                                     Class I Shares          RWCIX       00771X450       1201
                                   Institutional Class       RWCEX       00771X443       1200
                                         Shares

GENERAL INFORMATION

You may purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

The Fund's price per share will be the NAV per share next determined after the Fund or an authorized institution (defined below) receives your purchase order in proper form. "Proper form" means that the Fund was provided with a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.


The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund's assets may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at the Fund's NAV next computed after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUND CALCULATES NAV

The NAV of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.


In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the open-end investment companies in which the Fund invests explain the circumstances in which those investment companies will use fair value pricing and the effect of fair value pricing.


With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. Foreign securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any foreign securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the foreign markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-855-RWC-FUND.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that the Fund must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-855-RWC-FUND for more information.

The sale price of each share will be the NAV next determined after the Fund (or an authorized institution) receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

RWC Global Emerging Equity Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

RWC Global Emerging Equity Fund
c/o DST Systems, Inc.
430 West 7(th) Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 1-855-RWC-FUND to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you, or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY


Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.


REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for Class N Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class N Shares of the Fund is 0.25% .

SHAREHOLDER SERVICING PLAN

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Fund's Class N Shares and Class I Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.


The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

Because the Fund may invest in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than four "round trips," into or out of the Fund within any one year period. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into "information sharing agreements" with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Subject to the Fund's right to reject purchases as described in this prospectus, upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.


Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder's account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder's location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder's financial intermediary (if shares are not held directly with the Fund).


More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-855-RWC-FUND.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important U.S. federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The recently enacted Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes specifically with respect to the regulated investment company ("RIC") rules, but the Tax Act makes numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether you receive them in cash or you reinvest them in additional shares of the Fund. Income distributions, including distributions of net short term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions reported by the Fund as long term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals of 20% (lower rates apply to individuals in lower tax brackets). The Fund's investment strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income. Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

The Fund may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. Only if more than 50% of the total assets of the Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Fund's investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class I Shares and Institutional Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the Fund. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the 2017 Annual Report of the Fund, which is available upon request by calling the Fund at 1-855-RWC-FUND.

Because Class N Shares of the Fund had not commenced operations during the fiscal year ended September 30, 2017, financial highlights are not available.

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                CLASS I SHARES^
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                SEPTEMBER 30,
                                                                   2017(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $ 13.03
                                                                   -------
Income (Loss) from Investment Operations:
   Net Investment Loss*                                              (0.01)
   Net Realized and Unrealized Gain                                   0.11
                                                                   -------
Total from Investment Operations                                      0.10
                                                                   -------
Net Asset Value, End of Period                                     $ 13.13
                                                                   =======
TOTAL RETURN+                                                        0.77%
                                                                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                              $59,552
Ratio of Expenses to Average Net Assets
(Including Waivers and Reimbursements)                               1.37%++(2)
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursements)                               1.88%++
Ratio of Net Investment Loss to Average Net Assets                  (0.64)%++
Portfolio Turnover Rate                                                47%#

*    Per share calculations were performed using average shares for the period.

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++   Annualized

# Portfolio turnover is for the period indicated and has not been annualized.

^    Class I Shares commenced operations on September 8, 2017.

(1)  The Fund commenced operations on December 30, 2016.

(2) Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.40%.

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
                                                                  PERIOD
                                                                  ENDED
                                                               SEPTEMBER 30,
                                                                  2017(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.00
                                                                 -------
Income (Loss) from Investment Operations:
   Net Investment Income*                                           0.04
   Net Realized and Unrealized Gain                                 3.09
                                                                 --------
Total from Investment Operations                                    3.13
                                                                 --------
Net Asset Value, End of Period                                   $  13.13
                                                                 ========
TOTAL RETURN+                                                      31.30%
                                                                 ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                             $30,621
Ratio of Expenses to Average Net Assets
(Including Waivers and Reimbursements)                              1.23%++(2)
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursements)                              2.95%++
Ratio of Net Investment Income to Average Net Assets                0.42%++
Portfolio Turnover Rate                                              47%#


*    Per share calculations were performed using average shares for the period.

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++   Annualized

# Portfolio turnover is for the period indicated and has not been annualized.

(1)  The Fund commenced operations on December 30, 2016.

(2) Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.25%.

                      THE ADVISORS' INNER CIRCLE FUND III

                        RWC GLOBAL EMERGING EQUITY FUND

INVESTMENT ADVISER

RWC Asset Advisors (US) LLC
2640 South Bayshore Drive, Suite 201
Miami, Florida 33133

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated January 28, 2018, as it may be amended from time to time, includes detailed information about the RWC Global Emerging Equity Fund and The Advisors' Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: 1-855-RWC-FUND

BY MAIL:      RWC Global Emerging Equity Fund
              P.O. Box 219009
              Kansas City, MO 64121-9009

BY INTERNET: https://www.rwcpartners.com/us/

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund III, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-22920.


                                                                 RWC-PS-001-0300

                      STATEMENT OF ADDITIONAL INFORMATION

                BNP PARIBAS AM ABSOLUTE RETURN FIXED INCOME FUND
                         (INSTITUTIONAL SHARES: BNPFX)
                            (INVESTOR SHARES: BNPGX)
                             (RETAIL SHARES: BNPHX)

                BNP PARIBAS AM GLOBAL INFLATION-LINKED BOND FUND
                         (INSTITUTIONAL SHARES: BNPIX)
                            (INVESTOR SHARES: BNPJX)
                             (RETAIL SHARES: BNPKX)

                  BNP PARIBAS AM EMERGING MARKETS EQUITY FUND
                         (INSTITUTIONAL SHARES: BNPOX)
                            (INVESTOR SHARES: BNPPX)
                             (RETAIL SHARES: BNPQX)

                            BNP PARIBAS AM MBS FUND
                         (INSTITUTIONAL SHARES: BNPRX)
                            (INVESTOR SHARES: BNPSX)
                             (RETAIL SHARES: BNPTX)

                   BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND
                         (INSTITUTIONAL SHARES: BNPUX)
                            (INVESTOR SHARES: BNPVX)
                             (RETAIL SHARES: BNPWX)


         BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND
                         (INSTITUTIONAL SHARES: BNPLX)
                            (INVESTOR SHARES: BNPMX)
                             (RETAIL SHARES: BNPNX)

                 BNP PARIBAS AM U.S. INFLATION-LINKED BOND FUND
                         (INSTITUTIONAL SHARES: BNPBX)
                            (INVESTOR SHARES: BNPDX)
                             (RETAIL SHARES: BNPEX)

                               EACH, A SERIES OF
                      THE ADVISORS' INNER CIRCLE FUND III

                                JANUARY 28, 2018

                              INVESTMENT ADVISER:
                     BNP PARIBAS ASSET MANAGEMENT USA, INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund III (the "Trust") and the BNP Paribas AM Absolute Return Fixed Income Fund (the "Absolute Return Fixed Income Fund"), BNP Paribas AM Global Inflation-Linked Bond Fund (the "Global Inflation-Linked Bond Fund"), BNP Paribas AM Emerging Markets Equity Fund (the "Emerging Markets Equity Fund"), BNP Paribas AM MBS Fund (the "MBS Fund"), BNP Paribas AM U.S. Small Cap Equity Fund (the "U.S. Small Cap Equity Fund"), BNP Paribas AM Emerging Markets Total Return Fixed Income Fund (the "Emerging Markets Total Return Fixed Income Fund"), and the BNP Paribas AM U.S. Inflation-Linked Bond Fund (the "U.S. Inflation-Linked Bond Fund") (each, a "Fund" and collectively, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectus dated January 28, 2018, as it may be amended from time to time (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Prospectus or Annual or Semi-Annual Reports, when available, free of charge by writing to the Funds at BNP Paribas AM Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: BNP Paribas AM Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101), or calling the Funds toll-free at 1-844-4BNPPAM (1-844-426-7726).

                               TABLE OF CONTENTS



THE TRUST .................................................................  S-1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................  S-1
INVESTMENT LIMITATIONS .................................................... S-37
THE ADVISER AND SUB-ADVISER ............................................... S-39
THE PORTFOLIO MANAGERS .................................................... S-41
THE ADMINISTRATOR ......................................................... S-44
THE DISTRIBUTOR ........................................................... S-44
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-45
THE TRANSFER AGENT ........................................................ S-46
THE CUSTODIAN ............................................................. S-47
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-47
LEGAL COUNSEL ............................................................. S-47
SECURITIES LENDING ........................................................ S-47
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-47
PURCHASING AND REDEEMING SHARES ........................................... S-55
DETERMINATION OF NET ASSET VALUE .......................................... S-56
TAXES ..................................................................... S-57
FUND TRANSACTIONS ......................................................... S-66
PORTFOLIO HOLDINGS ........................................................ S-68
DESCRIPTION OF SHARES ..................................................... S-70
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-70
PROXY VOTING .............................................................. S-70
CODES OF ETHICS ........................................................... S-70
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS ................................ S-71
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES ........................  B-1

The BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund, and Retail Shares of the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, are currently not available for purchase.

January 28, 2018                                                 BNP-SX-001-0100

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.


DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Shares, Investor Shares and Retail Shares. The different classes provide for variations in distribution and shareholder servicing fees and minimum investment requirements. Minimum investment requirements are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see "Payments to Financial Intermediaries" in this SAI. The Trust reserves the right to create and issue additional classes of shares.


VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Trustees" or the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

DESCRIPTION OF PERMITTED INVESTMENTS


Each Fund's investment objectives and principal investment strategies are described in the Prospectus. The Funds are diversified, as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. The Funds may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below.


AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships ("MLPs"). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ALTERNATIVE ENTITY SECURITIES. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

o EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also "Securities of Other Investment Companies" below.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, that Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o Factors affecting an entire industry, such as increases in production costs; and

o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

MICRO, SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

INITIAL PUBLIC OFFERINGS ("IPOS"). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

MASTER LIMITED PARTNERSHIPS. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP's interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENTS IN EMERGING MARKETS. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund's securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

SOVEREIGN DEBT OBLIGATIONS. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

FOREIGN AGENCY DEBT OBLIGATIONS. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency's operations and financial condition are influenced by the foreign government's economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government's agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.


INVESTMENT FUNDS. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the investment managers), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:


     o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;


     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.


In June 2016, the United Kingdom (the "UK") voted in a referendum to leave the European Union ("EU"). Although the precise timeframe for "Brexit" is uncertain, the UK formally notified the European Council of its intention to withdraw from the EU by invoking article 50 of the Lisbon Treaty in March 2017, and this formal notification began a two-year period of negotiations regarding the terms of the UK's exit from the EU. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Funds' investments.

INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

STOCK EXCHANGE AND MARKET RISK. The investment managers anticipate that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.


Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the United States;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     o over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;


     o Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.


MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the investment managers to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.


STRUCTURED NOTES

A Fund may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as currencies traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund's portfolio as a whole.


Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of a Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the investment managers' analysis of the issuer's creditworthiness and financial prospects, and of the investment managers' forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Structured notes may be considered derivative securities.

U.S. GOVERNMENT SECURITIES. The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").


Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 -- Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15% instead of the previous 10%, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

INFLATION PROTECTED SECURITIES. The Funds may invest in inflation protected securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. These securities may be issued by U.S. and foreign governments and corporations. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other U.S. and foreign inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount.

The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U"), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.


There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the Internal Revenue Service (the "IRS") to be taxable income in the year it occurs. A Fund's distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a Fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a Fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.


MUNICIPAL SECURITIES. Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality's legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.


INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the investment managers. See "Appendix A - Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the investment managers will review the situation and take appropriate action with regard to the security, including the actions discussed below.


LOWER RATED SECURITIES. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.


Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, the investment managers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.


DEBT SECURITIES. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest and are purchased at a discount from their face value.


TYPES OF DEBT SECURITIES:

CORPORATE BONDS. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.


Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The investment managers will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets their investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.


Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing; that is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.


RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences of mortgage-backed securities are:

     o Payments of interest and principal are more frequent (usually monthly); and

     o Falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate.

In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

MORTGAGE DOLLAR ROLLS. Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. A Fund may invest in mortgage dollar rolls. During the roll period, the Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MORTGAGE PASS-THROUGH SECURITIES. A Fund may invest in mortgage pass-through securities. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

Most transactions in mortgage pass-through securities occur through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. A Fund may use TBA transactions in several ways. For example, the Fund may enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll" a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.


Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the investment managers will monitor the creditworthiness of such counterparties. A Fund's use of "TBA rolls" may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than other funds.


COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds may invest in collateralized mortgage obligations ("CMOs"), which are mortgage-backed securities ("MBS") that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as "tranches," with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways including "interest only" and "inverse interest only" tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, a Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.


Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. government has not guaranteed them.


New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.


STRIPPED MORTGAGE-BACKED SECURITIES. The Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive the entire principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre- payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Conversely, PO classes tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by Ginnie Mae are treasury securities, which means the full faith and credit of the U.S. government backs them. Ginnie Mae guarantees the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages.
 Ginnie Mae does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund's shares. To buy Ginnie Mae securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. Fannie Mae is regulated by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by Fannie Mae are agency securities, which means Fannie Mae, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION. Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

SENIOR LOANS AND BANK LOANS. Senior loans and bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a senior loan or bank loan either as a direct lender or through an assignment or participation.

When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain senior loans or bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by the Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the Fund will generally have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, the Fund may be subject to greater delays, expenses and risks that those that would have been involved if the Fund had purchased a direct obligation of such borrower.


Direct loans, assignments and loan participations may be considered liquid, as determined by the investment managers based on criteria approved by the Board.


The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund's redemption obligations. To the extent that extended settlement creates short-term liquidity needs, the Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to the Fund).

Bank loans may not be considered "securities," and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.


The investment managers may from time to time have the opportunity to receive material, non-public information ("Confidential Information") about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the investment managers may (but are not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on their ability to purchase and sell investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, the Fund (and other clients of the investment managers) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the investment managers' ability to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if they are not privy to available Confidential Information. The investment managers may also determine to receive such Confidential Information in certain circumstances under their applicable policies and procedures. If the investment managers intentionally or unintentionally come into possession of Confidential Information, they may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the investment managers. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the investment managers monitor compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. The Funds may also enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the investment managers, liquidity or other considerations so warrant.


REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are transactions in which the Funds sell portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Funds. At the time a Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available,
Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange-Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.


Pursuant to orders issued by the U.S. Securities and Exchange Commission (the "SEC") to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, WisdomTree, Rydex, First Trust and SPDR ETFs and procedures approved by the Board, each Fund may invest in these ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither these ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

DERIVATIVES. Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, the Funds may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Funds may also invest in derivatives with the goal of protecting themselves from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Funds to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Funds' investment objectives and is legally permissible, the Funds may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.


There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets (or such assets are "earmarked" on the Fund's books) in accordance with the requirements and interpretations of the

SEC and its staff. A Fund may enter into agreements with broker-dealers that require the broker-dealers to accept physical settlement for certain types of derivatives instruments. If this occurs, the Fund would treat such derivative instruments as being cash settled for purposes of determining the Fund's coverage requirements.


Pursuant to rules adopted under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), a Fund must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or the investment managers will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").

Consistent with the CFTC's regulations, the Trust, on behalf of the Funds, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Funds are not subject to registration or regulation as CPOs under the CEA. As a result, the Funds will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the investment managers' ability to implement the Funds' investment strategies and may adversely affect the Funds' performance.


TYPES OF DERIVATIVES:

FUTURES. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.


Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the "delivery date"). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market." Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated.
In computing daily net asset value, each party marks to market its open futures positions.


Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

o    PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.

o    SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted to write only "covered" options. At the time of selling a call option, a Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price, provided that the Fund also segregates cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the option by, among other things:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o    OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o    OPTIONS ON CREDIT DEFAULT SWAPS

An option on a credit default swap ("CDS") gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

o    OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. A Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o    OPTIONS ON FOREIGN CURRENCIES

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Funds may use foreign currency options given the same circumstances under which they could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if a Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options.

o    COMBINED POSITIONS

The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

     o Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

     o    Do not require an initial margin deposit; and

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

o    FOREIGN CURRENCY HEDGING STRATEGIES

A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.


PARTICIPATION NOTES ("P-NOTES"). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.


In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

SWAP AGREEMENTS. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.


Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. The Funds will not enter into any swap agreement unless the investment managers believe that the counterparty to the transaction is creditworthy.


A swap agreement can be a form of leverage, which can magnify the Funds' gains or losses. In order to reduce the risk associated with leveraging, the Funds may cover their current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the swap agreement.

o    EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.
 By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

o    TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument--which may be a single asset, a pool of assets or an index of assets--during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

o    INTEREST RATE SWAPS


Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for-floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.


As with a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o    CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

o    INFLATION SWAPS

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the "breakeven inflation" rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as "zero coupon," where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

o    CREDIT DEFAULT SWAPS

A credit default swap is an agreement between a "buyer" and a "seller" for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by a Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the "par value") of the swap.

o    CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions. Derivatives may magnify the Funds' gains or losses, causing them to make or lose substantially more than they invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.


CORRELATION OF PRICES. The Funds' ability to hedge their securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The investment managers will try to minimize this risk by investing in only those contracts whose behavior they expect to correlate with the behavior of the portfolio securities they are trying to hedge. However, if the investment managers' prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.


Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

o Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

o A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

o Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds' investments precisely over time.

LACK OF LIQUIDITY. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

o Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

o    Have to purchase or sell the instrument underlying the contract;

o    Not be able to hedge its investments; and/or

o    Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

o An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

o Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

o The facilities of the exchange may not be adequate to handle current trading volume;

o Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

o Investors may lose interest in a particular derivative or category of derivatives.


MANAGEMENT RISK. Successful use of derivatives by the Funds is subject to the ability of the investment managers to forecast stock market and interest rate trends. If the investment managers incorrectly predict stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the investment managers' expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the investment managers' expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.


PRICING RISK. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

MARGIN. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE. The Funds' use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Funds will have the potential for greater gains, as well as the potential for greater losses, than if the Funds do not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

o    Actual and anticipated changes in interest rates;

o    Fiscal and monetary policies; and

o    National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

GOVERNMENT REGULATION. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, grants significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The new law and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Funds trade. In addition, the SEC proposed new derivatives rules in December 2015 that could limit the Funds' use of derivatives, and adversely impact the Funds' ability to achieve their investment objectives. Other potentially adverse regulatory obligations can develop suddenly and without notice.


ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (i.e., within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the investment managers determine the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the investment managers may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% of its net assets in illiquid securities.

SECURITIES LENDING. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). A Fund will not lend portfolio securities to the investment managers or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.


A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent, but will bear all of any losses from the investment of collateral.


By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the investment managers will vote the securities in accordance with their proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

RESTRICTED SECURITIES. The Funds may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the investment managers.

SHORT SALES. The Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.


WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD-DELIVERY TRANSACTIONS. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Funds will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward-delivery transactions. The Funds will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

SPECIAL RISKS OF CYBER ATTACKS. As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Sub-Adviser, the Funds' distributor, custodian, or any other of the Funds' intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds' investments in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.


INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding shares of the Funds. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

1. Each Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that a Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3. Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The Funds' investment objectives as well as the following investment limitations of each Fund are non-fundamental and may be changed by the Board without shareholder approval.

1. Each Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

2. Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

3. Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

CONCENTRATION. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

REAL ESTATE AND COMMODITIES. The 1940 Act does not directly restrict an investment company's ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Funds' policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).


THE ADVISER AND SUB-ADVISER

INVESTMENT ADVISER

GENERAL. BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Adviser"), a New York corporation founded in 1972, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 200 Park Avenue, New York, New York 10166. The Adviser is an indirect wholly-owned subsidiary of BNP Paribas S.A., a publicly owned banking corporation organized under the laws of the Republic of France ("BNPP"). As of November 30, 2017, the Adviser had approximately $50.4 billion in discretionary and non-discretionary assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. In addition, the Adviser oversees BNP PARIBAS ASSET MANAGEMENT UK Limited (the "Sub-Adviser") to ensure its compliance with the investment policies and guidelines of the Emerging Markets Total Return Fixed Income Fund, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Emerging Markets Total Return Fixed Income Fund. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their management activities.


ADVISORY AGREEMENT. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.


After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to any Fund, by a majority of the outstanding voting securities of the Fund, upon at least 15 days' written notice to the Adviser, or by the Adviser on not less than 30 days' nor more than 60 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:


--------------------------------------------------------------------------------
FUND                                                      ADVISORY FEE
--------------------------------------------------------------------------------
Absolute Return Fixed Income Fund                             0.35%
--------------------------------------------------------------------------------
Global Inflation-Linked Bond Fund                             0.25%
--------------------------------------------------------------------------------
Emerging Markets Equity Fund                                  0.75%
--------------------------------------------------------------------------------
MBS Fund                                                      0.30%
--------------------------------------------------------------------------------
U.S. Small Cap Equity Fund                                    0.75%
--------------------------------------------------------------------------------
Emerging Markets Total Return Fixed Income                    0.50%
Fund
--------------------------------------------------------------------------------
U.S. Inflation-Linked Bond Fund                               0.25%
--------------------------------------------------------------------------------

For each Fund, other than the U.S. Inflation-Linked Bond Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund's total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) for Institutional Shares, Investor Shares and Retail Shares from exceeding certain levels as set forth below until January 31, 2019. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

--------------------------------------------------------------------------------
                                              CONTRACTUAL EXPENSE LIMIT (NOT
FUND                                           INCLUDING EXCLUDED EXPENSES)
--------------------------------------------------------------------------------
Absolute Return Fixed Income Fund                         0.35%
--------------------------------------------------------------------------------
Global Inflation-Linked Bond Fund                         0.25%
--------------------------------------------------------------------------------
Emerging Markets Equity Fund                              0.75%
--------------------------------------------------------------------------------
MBS Fund                                                  0.30%
--------------------------------------------------------------------------------
U.S. Small Cap Equity Fund                                0.75%
--------------------------------------------------------------------------------
Emerging Markets Total Return Fixed                       0.30%(1)
Income Fund
--------------------------------------------------------------------------------

(1) Prior to January 28, 2018, the Emerging Markets Total Return Fixed Income Fund's contractual expense limit was 0.50%, and the Adviser had voluntarily agreed to further waive its fees and/or to reimburse expenses of the Fund to the extent necessary to keep total annual Fund operating expenses (not including excluded expenses) from exceeding 0.30% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares.

For the U.S. Inflation-Linked Bond Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund to the extent necessary to keep total annual Fund operating expenses (not including excluding expenses) from exceeding 0.25% of the average daily net assets of the Fund's Institutional Shares, Investor Shares, and Retail Shares until July 31, 2018. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on July 31, 2018.

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

INVESTMENT SUB-ADVISER

GENERAL. BNP PARIBAS ASSET MANAGEMENT UK Limited, a private limited company incorporated under the laws of England and Wales and founded in 1990, serves as the investment sub-adviser to the Emerging Markets Total Return Fixed Income Fund. The Sub-Adviser's principal place of business is located at 5

Aldermanbury Square, London EC2V 7BP, United Kingdom. The Sub-Adviser is majority-owned by BNPP. As of September 30, 2017, the Sub-Adviser had approximately $42.5 billion in assets under management.

SUB-ADVISORY AGREEMENT. The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser for the Emerging Markets Total Return Fixed Income Fund, makes investment decisions for the Fund and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Adviser and the Board. After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Fund and
(ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Fund, upon at least 15 days' written notice to the Sub-Adviser, by the Adviser on not less than 30 days' nor more than 60 days' written notice to the Sub-Adviser, or by the Sub-Adviser on not less than 30 days' nor more than 60 days' written notice to the Adviser.

SUB-ADVISORY FEES. For its services provided to the Emerging Markets Total Return Fixed Income Fund pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.36% of the average daily net assets of the Fund.


THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.


COMPENSATION. The Adviser and the Sub-Adviser, each a member of BNP Paribas Asset Management ("BNPP AM"), the global brand name for the asset management business of BNPP, aim to provide all staff with total compensation packages that are competitive with the applicable local market. The Adviser and the Sub-Adviser each have a carefully considered approach to compensation (described below) which is a significant factor in retaining both key and promising employees.

The Adviser and the Sub-Adviser aim to attract and retain staff with total compensation packages competitive with the applicable local market. Compensation for portfolio managers of the Adviser and the Sub-Adviser is based on a combination of individual, team, and firm performance. There are three standard components of the remuneration structure for professional staff based on market survey data: salary, discretionary bonus and long term incentives. A significant portion of remuneration for investment professionals is variable compensation, which is dependent on their investment results and value-added results for clients, as well as other important responsibilities such as contributions to developing the investment process and interaction with clients. Discretionary bonuses are available to all qualified employees. Senior investment professionals are eligible for a long term plan that is closely linked to asset growth and retention. Awards are deferred for three years and are indexed at 75% on a team's most representative portfolios and 25% on BNPP AM results. Employees whose compensation is over a certain threshold receive part of their bonus in a key contributor's deferral plan linked to overall BNPP performance.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Funds had not commenced operations during the fiscal year ended September 30, 2017, the portfolio managers did not beneficially own shares of the Funds as of the end of the fiscal year.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. Certain accounts identified in the table are managed on a team basis. The information below is provided as of September 30, 2017.



-----------------------------------------------------------------------------------------------------------------------
                                  REGISTERED                      OTHER POOLED
                            INVESTMENT COMPANIES              INVESTMENT VEHICLES                OTHER ACCOUNTS
                       ------------------------------------------------------------------------------------------------
                                                                                             NUMBER
                        NUMBER OF      TOTAL ASSETS       NUMBER OF     TOTAL ASSETS           OF         TOTAL ASSETS
NAME                    ACCOUNTS       (IN MILLIONS)      ACCOUNTS      (IN MILLIONS)       ACCOUNTS      (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------
BNP PARIBAS ASSET MANAGEMENT USA, INC.
-----------------------------------------------------------------------------------------------------------------------
Adnan Akant                 1            $172.3               1            $60.5                4            $41.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3*           $33.0
-----------------------------------------------------------------------------------------------------------------------
Robert Brauns, CFA          0              $0                 3           $524.9                8          $5,062.6
-----------------------------------------------------------------------------------------------------------------------
John Carey, CFA             0              $0                 1          $1,638.4               8          $4,220.3
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4*         $2,613.7
-----------------------------------------------------------------------------------------------------------------------
Geoffry Dailey,
CFA                         0              $0                 3          $1,293.0               0              $0
-----------------------------------------------------------------------------------------------------------------------
Alex Johnson                0              $0                 3           $524.9                4          $2,100.4
-----------------------------------------------------------------------------------------------------------------------
Ashay Khandelwal,
CFA                         2            $301.6               1            $87.0               25         $16,472.0
-----------------------------------------------------------------------------------------------------------------------
                                                                                               10*         $3,225.0
-----------------------------------------------------------------------------------------------------------------------
Quang Nguyen                0              $0                 4          $1,074.0                             $0
-----------------------------------------------------------------------------------------------------------------------
Cedric Scholtes             2            $301.6               1            $87.0               25         $16,472.0
-----------------------------------------------------------------------------------------------------------------------
                                                                                               10*         $3,225.0
-----------------------------------------------------------------------------------------------------------------------
Matt Slootsky               0              $0                 1          $1,638.4               8          $4,220.3
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4*         $2,613.7
-----------------------------------------------------------------------------------------------------------------------
Pamela J. Woo               0              $0                 5          $3,243.0               1            $113
-----------------------------------------------------------------------------------------------------------------------
Jenny Yiu                   2            $301.6               1            $87.0               25         $16,472.0
-----------------------------------------------------------------------------------------------------------------------
                                                                                               10*        $3,225.0
-----------------------------------------------------------------------------------------------------------------------
BNP PARIBAS ASSET MANAGEMENT UK LIMITED
-----------------------------------------------------------------------------------------------------------------------
L. Bryan Carter,
CFA                         0              $0                19          $2,610.0               6           $514.0
-----------------------------------------------------------------------------------------------------------------------
Jean Charles
Sambor                      0              $0                19          $2,610.0               6           $514.0
-----------------------------------------------------------------------------------------------------------------------


* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including a Fund, which may have similar investment guidelines and objectives. In addition to a Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts or collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by both a Fund and the other accounts. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of a Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including a Fund.

Such conflicts of interest are minimized at the Adviser and the Sub-Adviser by the firms' investment management decision making process and trade allocation policy.

The Adviser's and Sub-Adviser's investment teams are organized into teams by product area. The teams are responsible for determining strategy for all portfolios within their group. Views are debated and strategy is determined in weekly strategy sessions, with the participation of heads of each product team. Strategy and positions are expressed in terms of risk exposures relative to a benchmark which are then translated into portfolio positions according to each client's benchmark and guideline parameters.

Every portfolio, including a mutual fund portfolio, is assigned to a portfolio manager within the relevant product area. The portfolio manager is responsible for ensuring the implementation of the product strategy in each portfolio, subject to benchmark limitations and guideline parameters. The portfolio manager either executes trades in the portfolio himself/herself or delegates to another member of the investment team who assumes responsibility for issue selection within that sector. This process ensures that investment decisions for specific portfolios are consistent with the strategy for the product area, taking into account the individual portfolio's benchmark, risk parameters and investment guidelines.

In terms of setting a portfolio's risk parameters, these are established at the portfolio's inception, based upon the client's investment guidelines and overall risk preferences. The portfolio manager and the client relationship manager monitor the portfolio's compliance with such parameters on an ongoing basis, while ultimately the Legal and Compliance ("L&C") group assumes responsibility for ensuring guideline compliance.


This process ensures that strategy is determined at the product level and executed across all portfolios within that product grouping, subject only to pre-determined risk parameters and to client guideline and benchmark parameters.

As a matter of policy, block transactions are allocated fairly and equitably across all participating accounts utilizing the automated, non-preferential proprietary trade execution system. The system allocates the trades according to each participating portfolio's size and pre-determined, pre-programmed risk profile. The system allows traders to record simple trades as well as helping them to construct complex trades when they declare a goal in terms of allocation or exposure, given specific trading parameters. The system will determine individual trades for each portfolio, automatically adjusting allocations to maintain guideline compliance. The automated allocation system ensures that no managed account is favored with respect to the selection of securities or timing of purchase or sale of securities over another account.


Trade allocation and best execution practices are reviewed and tested on a quarterly basis as part of each of the Adviser's and Sub-Adviser's Compliance Control Plan, which is carried out independently by the L&C group. This review takes into consideration, as applicable, the Adviser's and Sub-Adviser's trading procedures and the nature of the fixed income markets. The Adviser and Sub-Adviser each utilize a third party vendor to assist with the best execution review process. Members of the portfolio management teams and the L&C group meet with the vendor to review best execution results on a periodic basis throughout the year.

As described above, each of the Adviser's and Sub-Adviser's investment decision-making and trade allocation policies and procedures are designed to ensure that none of the firm's clients are disadvantaged in the firm's management of accounts. Additionally, each firm's internal controls are tested on a routine schedule as part of the firm's Compliance Control Plan and annually, each firm engages its external auditor to perform a SSAE 16 / ISAE 3402 exam.


THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement, dated February 12, 2014, as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.


The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums.

THE DISTRIBUTOR


GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the "Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days' written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan with respect to the Retail Shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Retail Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.


SHAREHOLDER SERVICING PLAN. The Funds have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Shares and Retail Shares of the Funds will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Funds; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in the Funds; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Funds on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Funds may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.


PAYMENTS BY THE ADVISER. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101 (the "Transfer Agent"), serves as the Funds' transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

SECURITIES LENDING

Because the Funds are new, as of the date of this SAI, the Funds have not engaged in securities lending activities.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.


Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the investment managers are responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.


The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in other investment companies, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.


The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.


In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.


------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 William M. Doran         Chairman of the                Self-Employed                Current Directorships: Trustee of
 (Born: 1940)             Board of Trustees(1)           Consultant since 2003.       The Advisors' Inner Circle Fund,
                          (since 2014)                   Partner at Morgan,           The Advisors' Inner Circle Fund II,
                                                         Lewis & Bockius LLP          Bishop Street Funds, The KP Funds,
                                                         (law firm) from 1976         Winton Diversified Opportunities
                                                         to 2003. Counsel to the      Fund (closed-end investment
                                                         Trust, SEI                   company), Gallery Trust, Schroder
                                                         Investments, SIMC,           Series Trust, Schroder Global Series
                                                         the Administrator and        Trust, SEI Daily Income Trust, SEI
                                                         the Distributor.             Institutional International Trust, SEI
                                                         Secretary of SEI             Institutional Investments Trust, SEI
                                                         Investments since            Institutional Managed Trust, SEI
                                                         1978.                        Asset Allocation Trust, SEI Tax
                                                                                      Exempt Trust, Adviser Managed
                                                                                      Trust, New Covenant Funds, SEI
                                                                                      Insurance Products Trust and SEI
                                                                                      Catholic Values Trust. Director of
                                                                                      SEI Investments, SEI Investments
                                                                                      (Europe), Limited, SEI
                                                                                      Investments--Global Funds
                                                                                      Services, Limited, SEI Investments
                                                                                      Global, Limited, SEI Investments
                                                                                      (Asia), Limited, SEI Global
                                                                                      Nominee Ltd., SEI Investments --
                                                                                      Unit Trust Management (UK)
                                                                                      Limited and SEI Investments Co.
                                                                                      Director of the Distributor.

                                                                                      Former Directorships: Director of
                                                                                      SEI Alpha Strategy Portfolios, LP to
                                                                                      2013. Trustee of O'Connor EQUUS
                                                                                      (closed-end investment company) to
                                                                                      2016. Trustee of SEI Liquid Asset
                                                                                      Trust to 2016. Trustee of Winton
                                                                                      Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Jon C. Hunt              Trustee and Lead               Retired since 2013.          Current Directorships: Trustee of
 (Born: 1951)             Independent Trustee            Consultant to                City National Rochdale Funds,
                          (since 2014)                   Management,                  Winton Diversified Opportunities
                                                         Convergent Capital           Fund (closed-end investment
                                                         Management, LLC              company), Gallery Trust, Schroder
                                                         ("CCM") from 2012 to         Series Trust and Schroder Global
                                                         2013. Managing               Series Trust.
                                                         Director and Chief
                                                         Operating Officer,           Former Directorships: Trustee of
                                                         CCM from 1998 to             O'Connor EQUUS (closed-end
                                                         2012.                        investment company) to 2016.
                                                                                      Member of Independent Committee
                                                                                      of Nuveen Commodities Asset
                                                                                      Management to 2016. Trustee of
                                                                                      Winton Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
 Thomas P. Lemke          Trustee                        Retired since 2013.          Current Directorships: Trustee of
 (Born: 1954)             (since 2014)                   Executive Vice               Winton Diversified Opportunities Fund
                                                         President and General        (closed-end investment company),
                                                         Counsel, Legg Mason,         Gallery Trust, Schroder Series Trust,
                                                         Inc. from 2005 to            Schroder Global Series Trust and JP
                                                         2013.                        Morgan Active ETFs.

                                                                                      Former Directorships: Trustee of
                                                                                      Munder Funds to 2014. Trustee of
                                                                                      Victory Funds to 2015. Trustee of
                                                                                      O'Connor EQUUS (closed-end
                                                                                      investment company) to 2016.
                                                                                      Trustee of Winton Series Trust and
                                                                                      AXA Premier VIP Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel              Trustee                        Self-Employed                Current Directorships: Trustee of
(Born: 1958)              (since 2016)                   Consultant since 2004.       City National Rochdale Funds,
                                                                                      Winton Diversified Opportunities
                                                                                      Fund (closed-end investment
                                                                                      company), Gallery Trust, Schroder
                                                                                      Series Trust and Schroder Global
                                                                                      Series Trust.

                                                                                      Former Directorships: Trustee of
                                                                                      Rochdale Investment Trust to 2013.
                                                                                      Trustee of Winton Series Trust to
                                                                                      2017. Director of Lapolla Industries,
                                                                                      Inc. to 2017.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker         Trustee                        Co-Founder and Senior        Current Directorships: Trustee of
(Born: 1960)              (since 2014)                   Partner, Alternative         Winton Diversified Opportunities
                                                         Asset Managers, L.P.         Fund (closed-end investment
                                                         since 2004.                  company), Gallery Trust, Schroder
                                                                                      Series Trust and Schroder Global
                                                                                      Series Trust. Independent Non-
                                                                                      Executive Director of HFA Holdings
                                                                                      Limited.

                                                                                      Former Directorships: Trustee of
                                                                                      O'Connor EQUUS (closed-end
                                                                                      investment company) to 2016.
                                                                                      Trustee of Winton Series Trust to
                                                                                      2017.
------------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Doran may be deemed to be an "interested" person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.


INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders.
 The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund boards.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.


     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues;
          (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for "interested" Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Mr. Lemke serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met five
          (5) times during the most recently completed fiscal year.


FAIR VALUE PRICING COMMITTEE. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


----------------------------------------------------------------------------------------------------------------
                                  DOLLAR RANGE OF                 AGGREGATE DOLLAR RANGE OF SHARES
       NAME                    FUND SHARES (FUND)(1)     (ALL FUNDS IN THE FAMILY OF INVESTMENT COMPANIES)(1,2)
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------
William M. Doran                       None                                    None
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
Jon C. Hunt                            None                                    None
----------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                        None                                    None
----------------------------------------------------------------------------------------------------------------
Jay C. Nadel                           None                                    None
----------------------------------------------------------------------------------------------------------------
Randall S. Yanker                      None                                    None
----------------------------------------------------------------------------------------------------------------



(1)  Valuation date is December 31, 2017.

(2)  The Funds are the only funds in the family of investment companies.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2017.



------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT          ESTIMATED
                                                      BENEFITS ACCRUED         ANNUAL                   TOTAL COMPENSATION
                           AGGREGATE COMPENSATION        AS PART OF         BENEFITS UPON                 FROM THE TRUST
        NAME                   FROM THE TRUST          FUND EXPENSES         RETIREMENT                 AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran                    $0                       N/A                N/A            $0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Jon C. Hunt                      $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                  $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel                     $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker                $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------



(1)  All funds in the Fund Complex are series of the Trust.

TRUST OFFICERS. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Michael Beattie       President                              Director of Client Service, SEI Investments,
(Born: 1965)          (since 2014)                           since 2004.
------------------------------------------------------------------------------------------------------------------
James Bernstein       Vice President and Assistant           Attorney,  SEI  Investments,  since  2017.
(Born: 1962)          Secretary (since 2017)
                                                             Prior Positions: Self-employed consultant, 2017.
                                                             Associate General Counsel & Vice President,
                                                             Nationwide Funds Group and Nationwide Mutual
                                                             Insurance Company, from 2002 to 2016. Assistant
                                                             General Counsel & Vice President, Market Street
                                                             Funds and Provident Mutual Insurance Company,
                                                             from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------
John Bourgeois        Assistant Treasurer                    Fund Accounting Manager, SEI Investments,
(Born: 1973)          (since 2017)                           since 2000.
------------------------------------------------------------------------------------------------------------------
Stephen               Treasurer, Controller and Chief        Director, SEI Investments, Fund Accounting,
Connors               Financial Officer                      since 2014. Audit Manager, Deloitte & Touche
(Born: 1984)          (since 2015)                           LLP, from 2011 to 2014.
------------------------------------------------------------------------------------------------------------------
Dianne M.             Vice President and Secretary           Counsel at SEI Investments since 2010.
Descoteaux            (since 2014)                           Associate at Morgan, Lewis & Bockius LLP
(Born: 1977)                                                 from 2006 to 2010.
------------------------------------------------------------------------------------------------------------------
Russell Emery         Chief Compliance Officer               Chief Compliance Officer of SEI Structured
(Born: 1962)          (since 2014)                           Credit Fund, LP since 2007. Chief Compliance
                                                             Officer of SEI Alpha Strategy Portfolios, LP
                                                             from 2007 to 2013. Chief Compliance Officer
                                                             of The Advisors' Inner Circle Fund, The
                                                             Advisors' Inner Circle Fund II, Bishop Street
                                                             Funds, The KP Funds, Winton Diversified
                                                             Opportunities Fund (closed-end investment
                                                             company), Gallery Trust, Schroder Series
                                                             Trust, Schroder Global Series Trust, SEI
                                                             Institutional Managed Trust, SEI Asset
                                                             Allocation    Trust, SEI Institutional
                                                             International  Trust, SEI Institutional
                                                             Investments Trust, SEI Daily Income Trust,
                                                             SEI Tax Exempt Trust, Adviser Managed
                                                             Trust, New Covenant Funds, SEI Insurance
                                                             Products Trust and SEI Catholic Values Trust.
                                                             Chief Compliance Officer of SEI Opportunity
                                                             Fund, L.P. to 2010. Chief Compliance Officer
                                                             of O'Connor EQUUS (closed-end investment
                                                             company) to 2016. Chief Compliance Officer
                                                             of SEI Liquid Asset Trust to 2016. Chief
                                                             Compliance Officer of Winton Series Trust to
                                                             2017.
------------------------------------------------------------------------------------------------------------------
Robert Morrow         Vice President                         Account Manager, SEI Investments, since
(Born: 1968)          (since 2017)                           2007.
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Robert Nesher         Vice Chairman                          SEI employee 1974 to present; currently
(Born: 1946)          (since 2014)                           performs various services on behalf of SEI
                                                             Investments for which Mr. Nesher is
                                                             compensated. Vice Chairman of Winton
                                                             Diversified Opportunities Fund (closed-end
                                                             investment company), Gallery Trust, Schroder
                                                             Series Trust and Schroder Global Series Trust.
                                                             President, Chief Executive Officer and Trustee
                                                             of SEI Daily Income Trust, SEI Tax Exempt
                                                             Trust, SEI Institutional Managed Trust, SEI
                                                             Institutional International  Trust,   SEI
                                                             Institutional Investments Trust, SEI Asset
                                                             Allocation Trust, Adviser Managed Trust, New
                                                             Covenant Funds, SEI Insurance Products Trust
                                                             and SEI Catholic Values Trust. President and
                                                             Director of SEI Structured Credit Fund, LP.
                                                             President, Chief Executive Officer and
                                                             Director of SEI Alpha Strategy Portfolios, LP,
                                                             from 2007 to 2013. President and Director of
                                                             SEI Opportunity Fund, L.P. to 2010. Vice
                                                             Chairman of O'Connor EQUUS (closed-end
                                                             investment company) to 2016. Vice Chairman
                                                             of Winton Series Trust to 2017. President,
                                                             Chief Executive Officer and Trustee of SEI
                                                             Liquid Asset Trust to 2016.
------------------------------------------------------------------------------------------------------------------
Bridget E.            Privacy Officer                        Senior Associate and AML Officer, Morgan
Sudall                (since 2015)                           Stanley Alternative Investment Partners, from
(Born: 1980)                                                 2011 to 2015. Investor Services Team Lead,
                      Anti-Money Laundering Officer          Morgan Stanley Alternative Investment
                      (since 2015)                           Partners, from 2007 to 2011.
------------------------------------------------------------------------------------------------------------------
Lisa Whittaker        Vice President and Assistant           Attorney, SEI Investments, since    2012.
(Born: 1978)          Secretary                              Associate Counsel and Compliance Officer,
                      (since 2014)                           The Glenmede Trust Company, N.A., from
                                                             2011 to 2012. Associate, Drinker Biddle &
                                                             Reath LLP, from 2006 to 2011.
------------------------------------------------------------------------------------------------------------------


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Funds will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.


TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.


The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes specifically with respect to the regulated investment company ("RIC") rules, but the Tax Act makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elect to be treated as a RIC. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its

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shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of each Fund's taxable year: (A) at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund's total assets is invested, including through corporations in which the Fund owns 20% or more voting stock interest, in the securities (other than U.S. government securities or the securities of other
RICs) of any one issuer or the securities (other than the securities of another
RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

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The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.


FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment manager might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.


DISTRIBUTIONS TO SHAREHOLDERS. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an ETF or an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. Certain of the Funds' investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains for individual

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shareholders at a maximum rate of 20% regardless of how long you have held your shares in such Fund. The Funds will report annually to their shareholders the federal tax status of all distributions made by the Funds.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain of the Funds' investment strategies may limit their ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or their administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

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U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as its default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund's ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.


Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment managers might not otherwise have chosen to do so.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the investment managers would not have chosen to sell such securities and which may result in taxable gain or loss.


Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

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The Global Inflation-Linked Bond Fund and U.S. Inflation-Linked Bond Fund
invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original interest discount, which is taxable as ordinary income and is required to be distributed, even though the Funds will not receive the principal, including any increase thereto, until maturity. As noted above, if the Funds invest in such securities they may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy their distribution requirements and to eliminate any possible taxation at the Fund level.


In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in the Qualifying Income Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The Funds may invest in certain MLPs which may be treated as "qualified publicly traded partnerships." Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but a Fund's investment in one or more of such qualified publicly traded partnerships is limited under the Asset Test to no more than 25% of the value of the Fund's assets. The Funds will monitor their investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Funds may invest in will deliver Form K-1s to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your Form 1099 tax reporting statement and, accordingly, send you a corrected Form 1099.

The Tax Act treats "qualified publicly traded partnership income" within the meaning of Section 199A(e)(5) of the Code as eligible for a 20% deduction by non-corporate taxpayers. Qualified publicly traded partnership income is generally income of a "publicly traded partnership" that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity's trade or business, but does not include certain investment income. A "publicly traded partnership" for purposes of this deduction is not necessarily the same as a "qualified publicly traded partnership" as defined for the purpose of the immediately preceding paragraphs. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate "qualified publicly traded partnership income" will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether a future technical corrections bill will address this issue to enable a Fund to pass through the special character of "qualified publicly traded partnership income" to shareholders.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, such Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund's shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT's current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends-received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT's current and accumulated earnings and profits.

The Tax Act treats "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting RICs, such as the Funds, to pass the special character of this income through to their shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in RICs that invest in such REITs will not. It is uncertain whether a future technical corrections bill will address this issue to enable the Funds to pass through the special character of "qualified REIT dividends" to shareholders

REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

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If a Fund owns shares in certain foreign investment entities, referred to as
"passive foreign investment companies" or "PFICs," the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

CERTAIN FOREIGN CURRENCY TAX ISSUES. A Fund's transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

FOREIGN TAXES. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Funds' stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund's total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders.

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Under the Tax Act, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. However, notwithstanding that the Funds generally block UBTI, a tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance
Act), a Fund is required to withhold 30% of certain ordinary dividends it pays, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

The Funds' shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, an investment manager may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the investment managers that the advantages of combined orders outweigh the possible disadvantages of combined orders.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the investment managers may select a broker based upon brokerage or research services provided to the investment managers. The investment managers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the investment managers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the investment managers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the investment managers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the investment managers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The investment managers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the investment managers in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the investment managers will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement or the Sub-Adviser under the Sub-Advisory Agreement. Any advisory or other fees paid to the investment managers are not reduced as a result of the receipt of research services.

In some cases the investment managers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the investment managers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment managers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment managers face a potential conflict of interest, but the investment managers believe that their allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the investment managers may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment managers with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Sub-Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) that each Fund held during its most recent fiscal year. Because the Funds had not commenced operations during the fiscal year ended September 30, 2017, the Funds did not hold any securities of their "regular brokers or dealers" as of the end of the fiscal year.

PORTFOLIO TURNOVER RATE. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.


PORTFOLIO HOLDINGS


The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of the Funds' shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Funds, the Adviser, the Sub-Adviser or the principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.


Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). The Funds will disclose a complete or summary schedule of investments (which includes a Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in their Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Funds' complete schedule of investments following the second and fourth fiscal quarters will be available in shareholder reports filed with the SEC on Form N-CSR.

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-844-4BNPPAM (1-844-426-7726).

In addition to the quarterly portfolio holdings disclosure required by applicable law, within 30 days of the end of each calendar quarter, the Funds will post their holdings on the internet at www.aicfundholdings.com/bnp. The Adviser may exclude any portion of the Funds' portfolio holdings from such publication when deemed in the best interest of the Funds. The portfolio holdings information placed on the Funds' website generally will remain there until replaced by new postings as described above.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the Custodian, Administrator or Transfer Agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds' portfolios along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.


The Funds' policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of a Fund's shareholders and that to the extent conflicts between the interests of a Fund's shareholders and those of the Adviser, the Sub-Adviser, principal underwriter, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.


With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.


The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser, the Sub-Adviser and their affiliates or recipients of the Funds' portfolio holdings information.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES' LIABILITY


The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust's request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING


The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser has delegated the responsibility for decisions regarding proxy voting for securities held by the Emerging Markets Total Return Fixed Income Fund to the Sub-Adviser. The Adviser and the Sub-Adviser will each vote such proxies in accordance with their respective proxy voting policies and procedures, which are included in Appendix B to this SAI.


The Trust is required to disclose annually the Funds' complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-844-4BNPPAM (1-844-426-7726) and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS


The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.


PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS


As of January 16, 2018, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. Persons beneficially owning more than 25% of the Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund.

The Adviser or its affiliates (a "Seed Investor") may provide initial funding to or otherwise invest in a Fund. When a Seed Investor provides "seed capital" or other capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time or when it deems that sufficient additional capital has been invested in the Fund. The timing of a redemption by a Seed Investor could benefit the Seed Investor. For example, the Seed Investor may choose to redeem its shares at a time when the Fund's portfolio is more liquid than at other times when other investors may wish to redeem all or part of their interests. In addition, a consequence of any redemption of a significant amount, including by a Seed Investor, is that investors remaining in the Fund will bear a proportionately higher share of Fund expenses following the redemption, subject to any expense limitation then in effect.

--------------------------------------------------------------------------------
BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------
NAME AND ADDRESS                      CLASS OF SHARES           % OF CLASS
--------------------------------------------------------------------------------
BNP PARIBAS NY BRANCH FBO           Institutional Shares          100%
PARIS 15 0 0 REINVEST
525 WASHINGTON BLVD 9TH FL
JERSEY CITY, NJ 07310
--------------------------------------------------------------------------------
BNP PARIBAS NY BRANCH FBO             Investor Shares             99.9%
PARIS 15 0 0 REINVEST
525 WASHINGTON BLVD 9TH FL
JERSEY CITY, NJ 07310
--------------------------------------------------------------------------------

Because the BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund had not commenced operations as of the date of this SAI, they do not have any record or beneficial owners to report.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

     o The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;

     o The nature of and provisions of the financial obligation; and the promise S&P imputes; and

     o The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).


In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its webpage. Such issues are denoted 'NR.'

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.


Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' rating category, or to corporate finance obligation ratings in the categories below 'CCC'.


The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

                     BNP PARIBAS ASSET MANAGEMENT USA, INC.

              STATEMENT OF POLICY AND PROCEDURES FOR PROXY VOTING

BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the "Firm") will exercise discretionary voting authority over proxies issued on securities held in client accounts unless voting authority has been reserved explicitly by the client or assigned to another party by the governing account documents. The Firm's Proxy Voting Guidelines govern its proxy voting activities and includes the operation of a global Proxy Voting Committee that oversees its global proxy voting activities, including the activities of the central proxy voting team who monitors proxies for BNPP Paribas Investment Partners globally.

The Proxy Voting Committee has hired Institutional Shareholder Services ("ISS") as its proxy voting provider. ISS tracks and receives proxies to which clients are entitled. The Committee has provided ISS with its Governance and Voting Principles. While the proxy voting provider is used to assist the Central Proxy Voting team, this team will take each voting decision for every general meeting internally with no outsourcing to serve its clients' best interests. Voting decisions are based on the following considerations:

     o For: The proposed resolution reflects good practice and is in the stakeholders' long-term interest

     o Abstain: The proposal raises issues of concern for shareholders or lacks sufficient information

     o Against: The proposal is not acceptable and is not in the shareholders' long-term interest

Additionally, there may be instances where the Firm or its personnel are subject to conflicts of interest in the voting of proxies. Conflicts of interest may exist, for example, due to personal or familial relationships of personnel or when the Firm or an affiliate has a business relationship with, or is soliciting business from, the issuing company (or an employee group of a company) or a third party that is a proponent of a particular outcome on a proxy issue. In cases where it believes there may be an actual or perceived conflict of interest, additional review and steps may be taken including obtaining the prior approval of the Legal & Compliance team, obtaining the Proxy Voting Committee review or approval, deferring to the voting recommendation of a third party, voting pursuant to client direction (following disclosure of the conflict), abstaining from voting, voting reflectively (in the same proportion and manner as other shareholders) or taking such other action as necessary to protect the interests of clients. Regardless of the review process, the Legal & Compliance team will be notified and involved in any conflicts identified by a portfolio manager or the central proxy voting team.


In many non-U.S. markets, shareholders may be prevented from selling shares within a certain period of time prior to the meeting date (commonly referred to as share blocking). In such cases the Firm compares the benefits to its clients expected to be derived from the voting of blocked shares versus the ability to sell the blocked shares and as a result may choose not to vote the shares. The Firm may also choose not to vote non-US proxies when the actual costs of voting the shares outweigh the perceived client benefit, such as cases where traveling to the country to vote the shares in person is required. Additionally, where clients have implemented securities lending programs, the Firm will be unable to vote proxies for securities on loan unless it issues instructions to the client custodian to retrieve the securities prior to record date. The Firm may choose to refrain from calling back such securities when the voting of the proxy is not deemed to be material or the benefits of voting do not outweigh the cost of terminating the particular lending arrangement.

Although the Firm generally votes consistently on the same issue when securities are held in multiple client accounts, certain circumstances may cause the Firm to vote differently for different client accounts. Typically, clients do not direct the Firm to vote for a particular solicitation as they authorize the Firm to vote on their behalf within their investment management agreement. Clients may, however, contact the Firm if they request a specific voting decision be made. Clients may obtain information on how the Firm has voted its proxies and/or a copy of the Firm's complete proxy voting policies and procedures.

The Firm generally manages fixed income portfolios which are in the main invested in sovereign, agency or high quality corporate debt. These securities do not typically convey voting rights to the holder and the occurrence of corporate governance notices for these types of investments is considerably less than that encountered for equity investments. The Firm's policy is to act upon any corporate governance notices received in accordance with any specific client instructions that may be in place. Notwithstanding this policy, where the Firm acts as a proxy on behalf of its clients in responding to such notices, its policy is to exercise the proxy vote in the best interests of the client taking into consideration all relevant factors.


The above policies and procedures are monitored as part of the Firm's current Control Plan.

                    BNP PARIBAS ASSET MANAGEMENT UK LIMITED

              STATEMENT OF POLICY AND PROCEDURES FOR PROXY VOTING

BNP PARIBAS ASSET MANAGEMENT UK Limited ("BNPP AM UK") will exercise discretionary voting authority over proxies issued on securities held in client accounts unless voting authority has been reserved explicitly by the client or assigned to another party by the governing account documents. BNPP AM UK's Proxy Voting Guidelines govern its proxy voting activities and which includes the operation of a global Proxy Voting Committee that oversees its global proxy voting activities. This Committee has hired Institutional Shareholder Services ("ISS") as its voting agent. This Committee has provided ISS with a global proxy voting policy for all portfolios. ISS tracks and receives proxies to which clients are entitled, makes recommendations pursuant to the proxy voting policy provided by the Proxy Voting Committee or, if the ballot item is not addressed by the global proxy voting policy, makes recommendations according to the ISS voting policy.

BNPP AM UK's policy is to follow the recommendations of its global proxy voting policy. However, the Firm's portfolio managers or analysts may request an override of a Proxy Voting Committee or ISS recommendation if they believe that the recommendation is not in the best interests of the client. In such cases, a process is followed to review and approve a vote other than that recommended by the global proxy voting policy or the ISS voting policy. Based on this process the proxy voting team will execute the votes on the ISS voting platform.

Additionally, there may be instances where BNPP AM UK or its personnel are subject to conflicts of interest in the voting of proxies. Conflicts of interest may exist, for example, due to personal or family relationships of personnel or when BNPP AM UK or an affiliate has a business relationship with, or is soliciting business from, the issuing company (or an employee group of a company) or a third party that is a proponent of a particular outcome on a proxy issue. In cases where it believes there may be an actual or perceived conflict of interest, additional review and steps may be taken including obtaining the prior approval of Compliance or Legal, obtaining the Proxy Voting Committee review or approval, deferring to the voting recommendation of a third party, voting pursuant to client direction (following disclosure of the conflict), abstaining from voting, voting reflectively (in the same proportion and manner as other shareholders) or taking such other action as necessary to protect the interests of clients.

In many non-U.S. markets, shareholders may be prevented from selling shares within a certain period of time prior to the meeting date (commonly referred to as share blocking). In such cases the BNPP AM UK compares the benefits to its clients expected to be derived from the voting of blocked shares versus the ability to sell the blocked shares and as a result may choose not to vote the shares. BNPP AM UK may also choose not to vote non-US proxies when the actual costs of voting the shares outweigh the perceived client benefit, such as cases where traveling to the country to vote the shares in person is required. Additionally, where clients have implemented securities lending programs, BNPP AM UK will be unable to vote proxies for securities on loan unless it issues instructions to the client custodian to retrieve the securities prior to record date. BNPP AM UK may choose to refrain from calling back such securities when the voting of the proxy is not deemed to be material or the benefits of voting do not outweigh the cost of terminating the particular lending arrangement.

Although BNPP AM UK generally votes consistently on the same issue when securities are held in multiple client accounts, certain circumstances may cause BNPP AM UK to vote differently for different client accounts.

Typically, clients do not direct BNPP AM UK to vote for a particular solicitation as they authorize the Company to vote on their behalf within their investment management agreement. Clients may, however, contact the Company if they request a specific voting decision be made.

Clients may obtain information on how the Company has voted its proxies and/or a copy of the Company's complete proxy voting policies and procedures by contacting the Company's Compliance Department.

Upon request, clients may obtain information on how BNPP AM UK has voted its proxies and/or a copy of BNPP AM UK's complete proxy voting policies and procedures.

                      STATEMENT OF ADDITIONAL INFORMATION

                           MFG LOW CARBON GLOBAL FUND
                      (INSTITUTIONAL CLASS SHARES: MGEGX)
                         (SERVICE CLASS SHARES: MGKGX)
                            (CLASS Y SHARES: MGYGX)

                            MFG INFRASTRUCTURE FUND
                      (INSTITUTIONAL CLASS SHARES: MGESX)
                         (SERVICE CLASS SHARES: MGKSX)
                            (CLASS Y SHARES: MGYSX)

                               EACH, A SERIES OF
                      THE ADVISORS' INNER CIRCLE FUND III


                                JANUARY 28, 2018


                              INVESTMENT ADVISER:
                       MAGELLAN ASSET MANAGEMENT LIMITED
                               doing business as
                              MFG ASSET MANAGEMENT


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund III (the "Trust") and the MFG Low Carbon Global Fund and MFG Infrastructure Fund (each, a "Fund" and collectively, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectus, dated January 28, 2018, as it may be amended from time to time (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. The most recent Annual Report for the MFG Infrastructure Fund, which includes the MFG Infrastructure Fund's audited financial statements dated September 30, 2017, is incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus or Annual and Semi-Annual Reports free of charge by writing to the Funds at MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or calling the Funds toll-free at 844-758-3753.

                               TABLE OF CONTENTS

THE TRUST .................................................................  S-1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................  S-2
INVESTMENT LIMITATIONS .................................................... S-21
THE ADVISER ............................................................... S-23
THE PORTFOLIO MANAGERS .................................................... S-24
THE ADMINISTRATOR ......................................................... S-25
THE DISTRIBUTOR ........................................................... S-26
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-26
THE TRANSFER AGENT ........................................................ S-28
THE CUSTODIAN ............................................................. S-28
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-29
LEGAL COUNSEL ............................................................. S-29
SECURITIES LENDING ........................................................ S-29
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-29
PURCHASING AND REDEEMING SHARES ........................................... S-38
DETERMINATION OF NET ASSET VALUE .......................................... S-38
TAXES ..................................................................... S-40
FUND TRANSACTIONS ......................................................... S-47
PORTFOLIO HOLDINGS ........................................................ S-49
DESCRIPTION OF SHARES ..................................................... S-51
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-51
PROXY VOTING .............................................................. S-51
CODES OF ETHICS ........................................................... S-51
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS ................................ S-52
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1


As of the date of this SAI, the MFG Low Carbon Global Fund, and Institutional Class Shares and Class Y Shares of the MFG Infrastructure Fund, are not available for purchase.

January 28, 2018                                                 MFG-SX-001-0200

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.


DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Class Shares, Service Class Shares and Class Y Shares. The different classes provide for variations in distribution and shareholder servicing fees and minimum investment requirements. Minimum investment requirements are described in the Prospectus. For more information on distribution and shareholder servicing fees, see "Payments to Financial Intermediaries" in this SAI. The Trust reserves the right to create and issue additional classes of shares.


VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Trustees" or the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.


NON-DIVERSIFICATION. Each Fund is non-diversified, as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a "diversified" fund holding a greater number of investments. Accordingly, the value of the shares of each Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a "diversified" fund would be. Each Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). For more information, see "Taxes" below.


DESCRIPTION OF PERMITTED INVESTMENTS


Each Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. The Funds may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below.


AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.
With
sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships ("MLPs"). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ALTERNATIVE ENTITY SECURITIES. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

o EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.
     S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U. S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of

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     liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly.
     See also "Securities of Other Investment Companies" below.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, that Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

* Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

* Factors affecting an entire industry, such as increases in production costs; and

* Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.


REAL ESTATE INVESTMENT TRUSTS ("REITS"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.


REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs.
 Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.
 Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

MICRO, SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

INITIAL PUBLIC OFFERINGS ("IPOS"). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

MASTER LIMITED PARTNERSHIPS. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP's interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD").
Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

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INVESTMENTS IN EMERGING MARKETS. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund's securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:


     * The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     * Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     * The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     * The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     * A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

In June 2016, the United Kingdom (the "UK") voted in a referendum to leave the European Union ("EU"). Although the precise timeframe for "Brexit" is uncertain, the UK formally notified the European Council of its intention to withdraw from the EU by invoking article 50 of the Lisbon Treaty in March 2017, and this formal notification began a two-year period of negotiations regarding the terms of the UK's exit from the EU. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Funds' investments.


INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.


STOCK EXCHANGE AND MARKET RISK. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     * are generally more volatile than, and not as developed or efficient as, those in the United States;

     *    have substantially less volume;

     * trade securities that tend to be less liquid and experience rapid and erratic price movements;

     * have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     * employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     * may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     * foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     * adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     * in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     * over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     * economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     * restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     * It may be expensive to convert foreign currencies into U.S. dollars and vice versa;


     * Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;


     * Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     * There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     * Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     * The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A --Description of Ratings" to this SAI.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available,
Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange-Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.


Pursuant to orders issued by the U.S. Securities and Exchange Commission (the "SEC") to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, a Fund may invest in these ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither these ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

DERIVATIVES. Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, the Funds may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Funds may also invest in derivatives with the goal of protecting themselves from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Funds to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Funds' investment objectives and is legally permissible, the Funds may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.


There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets (or such assets are "earmarked" on the Fund's books) in accordance with the requirements and interpretations of the SEC and its staff. A Fund may enter into agreements with broker-dealers that require the broker-dealers to accept physical settlement for certain types of derivatives instruments. If this occurs, the Fund would treat such derivative instruments as being cash settled for purposes of determining the Fund's coverage requirements.

Pursuant to rules adopted under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), a Fund must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").

Consistent with the CFTC's regulations, the Trust, on behalf of the Funds, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Funds are not subject to registration or regulation as CPOs under the CEA. As a result, the Funds will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser's ability to implement the Funds' investment strategies and may adversely affect the Funds' performance.

TYPES OF DERIVATIVES:

FUTURES. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the "delivery date"). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market." Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     * Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

     * Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

     *    Do not require an initial margin deposit; and

     * May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

o FOREIGN CURRENCY HEDGING STRATEGIES

A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAP AGREEMENTS. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. The Funds will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Funds' gains or losses. In order to reduce the risk associated with leveraging, the Funds may cover their current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the swap agreement.

o EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.
 By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

o TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument--which may be a single asset, a pool of assets or an index of assets--during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions. Derivatives may magnify the Funds' gains or losses, causing them to make or lose substantially more than they invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

CORRELATION OF PRICES. The Funds' ability to hedge their securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

* Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

* A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

* Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds' investments precisely over time.

LACK OF LIQUIDITY. Before a futures contract is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

* Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

*    Have to purchase or sell the instrument underlying the contract;

*    Not be able to hedge its investments; and/or

*    Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

* An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

* Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

* The facilities of the exchange may not be adequate to handle current trading volume;

* Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

* Investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK. Successful use of derivatives by the Funds is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives.

PRICING RISK. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

MARGIN. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE. The Funds' use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Funds will have the potential for greater gains, as well as the potential for greater losses, than if the Funds do not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

*    Actual and anticipated changes in interest rates;

*    Fiscal and monetary policies; and

*    National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

GOVERNMENT REGULATION. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, grants significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The new law and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Funds trade. In addition, the SEC proposed new derivatives rules in December 2015 that could limit the Funds' use of derivatives, and adversely impact the Funds' ability to achieve their investment objectives. Other potentially adverse regulatory obligations can develop suddenly and without notice.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (i.e., within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including
(1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% of its net assets in illiquid securities.

SECURITIES LENDING. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). A Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent, but will bear all of any losses from the investment of collateral.


By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


RESTRICTED SECURITIES. The Funds may purchase restricted securities.
Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser.

SHORT SALES. The Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.


WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD-DELIVERY TRANSACTIONS. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.


A Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Funds will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward-delivery transactions. The Funds will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.


SPECIAL RISKS OF CYBER ATTACKS. As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting the

Funds or the Adviser, the Funds' distributor, custodian, or any other of the Funds' intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds' investments in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations of each Fund are fundamental, which means that they cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

1. Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; provided, however, that the MFG Infrastructure Fund will concentrate its investments in securities of companies in the infrastructure industry.

2. Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to each Fund's investment objective, the following investment limitations of each Fund are non-fundamental and may be changed by the Board without shareholder approval.

1. Each Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets), provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

2. Each Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (including the loan collateral) would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

3. Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

4. Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

5. Each Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions.

CONCENTRATION. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions. For purposes of a Fund's concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance.

BORROWING. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

REAL ESTATE AND COMMODITIES. The 1940 Act does not directly restrict an investment company's ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Funds' policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

THE ADVISER


GENERAL. Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser") serves as the investment adviser to the Funds. The Adviser's principal place of business is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. The Adviser is a wholly-owned subsidiary of Magellan Financial Group Limited, an Australian listed company. As of November 30, 2017, the Adviser had approximately $44.5 billion in assets under management.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

ADVISORY AGREEMENT. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to a Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not less than 30 days' nor more than 60 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

--------------------------------------------------------------------------------
FUND                                                           ADVISORY FEE
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                        0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                           0.80%
--------------------------------------------------------------------------------

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep each Fund's total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) for each of the Fund's share classes from exceeding certain levels as set forth below until January 31, 2019 (each, a "contractual expense limit"). This expense limitation agreement may be terminated by: (i) the Board, for any reason at any time; or
(ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

--------------------------------------------------------------------------------
FUND                                               CONTRACTUAL EXPENSE LIMIT
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                   0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                      0.80%
--------------------------------------------------------------------------------


In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal year ended September 30, 2017, the Funds paid the Adviser the following advisory fees:

-----------------------------------------------------------------------------------------------------
                                                                          TOTAL FEES PAID TO THE
                        CONTRACTUAL ADVISORY      FEES WAIVED BY THE          ADVISER (AFTER
                                FEES                   ADVISER                  WAIVERS)
                        -----------------------------------------------------------------------------
      FUND                      2017                    2017                     2017
-----------------------------------------------------------------------------------------------------
MFG Low Carbon
Global Fund                    N/A(1)                  N/A(1)                   N/A(1)
-----------------------------------------------------------------------------------------------------
MFG Infrastructure
Fund                          $2,921(2)              $2,921(2,3)                $0(2)
-----------------------------------------------------------------------------------------------------

(1)  Not in operation during the period.

(2) Reflects the period from May 22, 2017 (commencement of Fund operations) to September 30, 2017.

(3) For the period from May 22, 2017 (commencement of Fund operations) to September 30, 2017, the Adviser additionally reimbursed fees of $124,895 to maintain the stated expense cap under its contractual expense limitation agreement with the Fund.


THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The compensation of the portfolio managers of the Funds is not exclusively tied to the performance or the value of the assets in the Funds. The compensation of the portfolio manager of the MFG Low Carbon Global Fund is comprised of a base salary and a short term incentive. The compensation of the portfolio manager of the MFG Infrastructure Fund is comprised of a base salary and a short term incentive determined as a percentage of net revenues earned by the Adviser in respect to the investment strategies for which it acts as portfolio manager, less an internal allocation of costs.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC.

"Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

--------------------------------------------------------------------------------
       NAME                                 DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
Domenico Giuliano                                            None
--------------------------------------------------------------------------------
Gerald Stack                                                 None
--------------------------------------------------------------------------------

(1)  Valuation date is September 30, 2017.

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of September 30, 2017.

----------------------------------------------------------------------------------------------------------
                           REGISTERED              OTHER POOLED
                     INVESTMENT COMPANIES       INVESTMENT VEHICLES             OTHER ACCOUNTS
                     -------------------------------------------------------------------------------------
                       NUMBER                       NUMBER                      NUMBER
                         OF       TOTAL ASSETS        OF        TOTAL ASSETS      OF       TOTAL ASSETS
NAME                  ACCOUNTS    (IN MILLIONS)    ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
----------------------------------------------------------------------------------------------------------
Domenico Giuliano        0              $0             1             $0           1             $44
----------------------------------------------------------------------------------------------------------
Gerald Stack             1             $263            5(1)        $1,801        13(2)         $4,713
----------------------------------------------------------------------------------------------------------

(1) Includes 3 accounts subject to a performance-based advisory fee with assets under management of approximately $1,634 million.

(2) Includes 2 accounts subject to a performance-based advisory fee with assets under management of approximately $89 million.


CONFLICTS OF INTEREST. The Adviser is an investment adviser that manages other client portfolios with positions similar to those in the portfolio that the Adviser manages for each Fund. Positions are bought and sold for all clients based on their investment criteria and the Adviser's investment style. The Adviser has developed and implemented a number of policies and procedures that are reasonably designed to ensure that the interests of all the Adviser's clients are protected. Policies that are a part of the Adviser's compliance program address areas such as trade allocations, cross trading, insider trading and trade management. The Adviser has developed trade allocation processes and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts, including each Fund, participate in investment decisions involving the same securities. Ongoing and annual reviews are conducted to ensure compliance with the policies and procedures.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement, dated February 12, 2014, as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums.


For the fiscal year ended September 30, 2017, the Funds paid the following amounts for these services:

        ----------------------------------------------------------------
                                           ADMINISTRATION FEES PAID
                                         -------------------------------
          FUND                                       2017
        ----------------------------------------------------------------
          MFG Low Carbon Global Fund                N/A(1)
        ----------------------------------------------------------------
          MFG Infrastructure Fund                 $34,095(2)
        ----------------------------------------------------------------

(1)  Not in operation during the period.

(2) Reflects the period from May 22, 2017 (commencement of Fund operations) to September 30, 2017.


THE DISTRIBUTOR


The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the "Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days' written notice to the other party.


PAYMENTS TO FINANCIAL INTERMEDIARIES

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan with respect to the Class Y Shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class Y Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.


PAYMENTS UNDER THE DISTRIBUTION PLAN. For the fiscal year ended September 30, 2017, the Funds paid the Distributor the following fees pursuant to the Plan.

   -----------------------------------------------------------------------------
                                  12B-1 FEES PAID         12B-1 FEES RETAINED BY
                                                             THE DISTRIBUTOR
                                ------------------------------------------------
     FUND                              2017                      2017
   -----------------------------------------------------------------------------
     MFG Low Carbon Global Fund       N/A(1)                    N/A(1)

   -----------------------------------------------------------------------------
     MFG Infrastructure Fund           $0(2)                     $0(2)
   -----------------------------------------------------------------------------

(1)  Not in operation during the period.

(2) Reflects the period from May 22, 2017 (commencement of Fund operations) to September 30, 2017.

SHAREHOLDER SERVICING PLAN. The Funds have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Service Class Shares and Class Y Shares of the Funds will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Funds; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in the Funds; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Funds on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Funds may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.


PAYMENTS BY THE ADVISER. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, Maine 04101 (the "Transfer Agent"), serves as the Funds' transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), acts as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds. The financial statements and notes thereto incorporated by reference for the MFG Infrastructure Fund have been audited by Ernst & Young LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.


SECURITIES LENDING

The Funds did not engage in securities lending activities during the fiscal year ended September 30, 2017.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and thus have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time certain of the Fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds' investments, including, for example, reports on the Adviser's use of derivatives in managing the Funds, if any, as well as reports on the Funds' investments in other investment companies, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information.
 Most of the Funds' investment management and business affairs are carried out by or through the Adviser and the Funds' other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Trust management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 William M. Doran         Chairman of the                Self-Employed                Current Directorships: Trustee of
 (Born: 1940)             Board of Trustees(1)           Consultant since 2003.       The Advisors' Inner Circle Fund,
                          (since 2014)                   Partner at Morgan,           The Advisors' Inner Circle Fund II,
                                                         Lewis & Bockius LLP          Bishop Street Funds, The KP Funds,
                                                         (law firm) from 1976         Winton Diversified Opportunities
                                                         to 2003. Counsel to the      Fund (closed-end investment
                                                         Trust, SEI                   company), Gallery Trust, Schroder
                                                         Investments, SIMC,           Series Trust, Schroder Global Series
                                                         the Administrator and        Trust, SEI Daily Income Trust, SEI
                                                         the Distributor.             Institutional International Trust, SEI
                                                         Secretary of SEI             Institutional Investments Trust, SEI
                                                         Investments since            Institutional Managed Trust, SEI
                                                         1978.                        Asset Allocation Trust, SEI Tax
                                                                                      Exempt Trust, Adviser Managed
                                                                                      Trust, New Covenant Funds, SEI
                                                                                      Insurance Products Trust and SEI
                                                                                      Catholic Values Trust. Director of
                                                                                      SEI Investments, SEI Investments
                                                                                      (Europe), Limited, SEI
                                                                                      Investments--Global Funds
                                                                                      Services, Limited, SEI Investments
                                                                                      Global, Limited, SEI Investments
                                                                                      (Asia), Limited, SEI Global
                                                                                      Nominee Ltd., SEI Investments --
                                                                                      Unit Trust Management (UK)
                                                                                      Limited and SEI Investments Co.
                                                                                      Director of the Distributor.

                                                                                      Former Directorships: Director of
                                                                                      SEI Alpha Strategy Portfolios, LP to
                                                                                      2013. Trustee of O'Connor EQUUS
                                                                                      (closed-end investment company) to
                                                                                      2016. Trustee of SEI Liquid Asset
                                                                                      Trust to 2016. Trustee of Winton
                                                                                      Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Jon C. Hunt              Trustee and Lead               Retired since 2013.          Current Directorships: Trustee of
 (Born: 1951)             Independent Trustee            Consultant to                City National Rochdale Funds,
                          (since 2014)                   Management,                  Winton Diversified Opportunities
                                                         Convergent Capital           Fund (closed-end investment
                                                         Management, LLC              company), Gallery Trust, Schroder
                                                         ("CCM") from 2012 to         Series Trust and Schroder Global
                                                         2013. Managing               Series Trust.
                                                         Director and Chief
                                                         Operating Officer,           Former Directorship: Trustee of
                                                         CCM from 1998 to             O'Connor EQUUS (closed-end
                                                         2012.                        investment company) to 2016.
                                                                                      Member of Independent Committee
                                                                                      of Nuveen Commodities Asset
                                                                                      Management to 2016. Trustee of
                                                                                      Winton Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
 Thomas P. Lemke          Trustee                        Retired since 2013.          Current Directorships: Trustee of
 (Born: 1954)             (since 2014)                   Executive Vice               Winton Diversified Opportunities Fund
                                                         President and General        (closed-end investment company),
                                                         Counsel, Legg Mason,         Gallery Trust, Schroder Series Trust,
                                                         Inc. from 2005 to            Schroder Global Series Trust and JP
                                                         2013.                        Morgan Active ETFs.

                                                                                      Former Directorships: Trustee of
                                                                                      Munder Funds to 2014. Trustee of
                                                                                      Victory Funds to 2015. Trustee of
                                                                                      O'Connor EQUUS (closed-end
                                                                                      investment company) to 2016.
                                                                                      Trustee of Winton Series Trust and
                                                                                      AXA Premier VIP Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel              Trustee                        Self-Employed                Current Directorships: Trustee of
(Born: 1958)              (since 2016)                   Consultant since 2004.       City National Rochdale Funds,
                                                                                      Winton Diversified Opportunities
                                                                                      Fund (closed-end investment
                                                                                      company), Gallery Trust, Schroder
                                                                                      Series Trust and Schroder Global
                                                                                      Series Trust.

                                                                                      Former Directorship: Trustee of
                                                                                      Rochdale Investment Trust to 2013.
                                                                                      Trustee of Winton Series Trust to
                                                                                      2017. Director of Lapolla Industries,
                                                                                      Inc. to 2017.
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker         Trustee                        Co-Founder and Senior        Current Directorships: Trustee of
(Born: 1960)              (since 2014)                   Partner, Alternative         Winton Diversified Opportunities
                                                         Asset Managers, L.P.         Fund (closed-end investment
                                                         since 2004.                  company), Gallery Trust, Schroder
                                                                                      Series Trust and Schroder Global
                                                                                      Series Trust. Independent Non-
                                                                                      Executive Director of HFA Holdings
                                                                                      Limited.

                                                                                      Former Directorship: Trustee of
                                                                                      O'Connor EQUUS (closed-end
                                                                                      investment company) to 2016.
                                                                                      Trustee of Winton Series Trust to
                                                                                      2017.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Doran may be deemed to be an "interested" person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund boards.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund's financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the

          Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.


     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues;
          (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for "interested" Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Mr. Lemke serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met five
          (5) times during the most recently completed fiscal year.


FAIR VALUE PRICING COMMITTEE. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


----------------------------------------------------------------------------------------------------------------
                                  DOLLAR RANGE OF                 AGGREGATE DOLLAR RANGE OF SHARES
       NAME                    FUND SHARES (FUND)(1)     (ALL FUNDS IN THE FAMILY OF INVESTMENT COMPANIES)(1,2)
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------
William M. Doran                       None                                    None
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
Jon C. Hunt                            None                                    None
----------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                        None                                    None
----------------------------------------------------------------------------------------------------------------
Jay C. Nadel                           None                                    None
----------------------------------------------------------------------------------------------------------------
Randall S. Yanker                      None                                    None
----------------------------------------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2017.

(2)  The Funds are the only funds in the family of investment companies.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2017.


------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT          ESTIMATED
                                                      BENEFITS ACCRUED         ANNUAL                   TOTAL COMPENSATION
                           AGGREGATE COMPENSATION        AS PART OF         BENEFITS UPON                 FROM THE TRUST
        NAME                   FROM THE TRUST          FUND EXPENSES         RETIREMENT                 AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran                    $0                       N/A                N/A            $0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Jon C. Hunt                      $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                  $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel                     $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker                $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------

(1)  All funds in the Fund Complex are series of the Trust.

TRUST OFFICERS. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.


Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Michael Beattie       President                              Director of Client Service, SEI Investments,
(Born: 1965)          (since 2014)                           since 2004.
------------------------------------------------------------------------------------------------------------------
James Bernstein       Vice President and Assistant          Attorney,  SEI  Investments,  since  2017.
(Born: 1962)          Secretary (since 2017)
                                                            Prior Positions: Self-employed consultant, 2017.
                                                            Associate General Counsel & Vice President,
                                                            Nationwide Funds Group and Nationwide Mutual
                                                            Insurance Company, from 2002 to 2016. Assistant
                                                            General Counsel & Vice President, Market Street
                                                            Funds and Provident Mutual Insurance Company,
                                                            from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------
John Bourgeois        Assistant Treasurer                    Fund Accounting Manager, SEI Investments,
(Born: 1973)          (since 2017)                           since 2000.
------------------------------------------------------------------------------------------------------------------
Stephen               Treasurer, Controller and Chief        Director, SEI Investments, Fund Accounting,
Connors               Financial Officer                      since 2014. Audit Manager, Deloitte & Touche
(Born: 1984)          (since 2015)                           LLP, from 2011 to 2014.
------------------------------------------------------------------------------------------------------------------
Dianne M.             Vice President and Secretary           Counsel at SEI Investments since 2010.
Descoteaux            (since 2014)                           Associate at Morgan, Lewis & Bockius LLP
(Born: 1977)                                                 from 2006 to 2010.
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Russell Emery         Chief Compliance Officer               Chief Compliance Officer of SEI Structured
(Born: 1962)          (since 2014)                           Credit Fund, LP since 2007. Chief Compliance
                                                             Officer of SEI Alpha Strategy Portfolios, LP
                                                             from 2007 to 2013. Chief Compliance Officer
                                                             of The Advisors' Inner Circle Fund, The
                                                             Advisors' Inner Circle Fund II, Bishop Street
                                                             Funds, The KP Funds, Winton Diversified
                                                             Opportunities Fund (closed-end investment
                                                             company), Gallery Trust, Schroder Series
                                                             Trust, Schroder Global Series Trust, SEI
                                                             Institutional Managed Trust, SEI Asset
                                                             Allocation    Trust, SEI Institutional
                                                             International  Trust, SEI Institutional
                                                             Investments Trust, SEI Daily Income Trust,
                                                             SEI Tax Exempt Trust, Adviser Managed
                                                             Trust, New Covenant Funds, SEI Insurance
                                                             Products Trust and SEI Catholic Values Trust.
                                                             Chief Compliance Officer of SEI Opportunity
                                                             Fund, L.P. to 2010. Chief Compliance Officer
                                                             of O'Connor EQUUS (closed-end investment
                                                             company) to 2016. Chief Compliance Officer
                                                             of SEI Liquid Asset Trust to 2016. Chief
                                                             Compliance Officer of Winton Series Trust to
                                                             2017.
------------------------------------------------------------------------------------------------------------------
Robert Morrow         Vice President                         Account Manager, SEI Investments, since
(Born: 1968)          (since 2017)                           2007.
------------------------------------------------------------------------------------------------------------------
Robert Nesher         Vice Chairman                          SEI employee 1974 to present; currently
(Born: 1946)          (since 2014)                           performs various services on behalf of SEI
                                                             Investments for which Mr. Nesher is
                                                             compensated. Vice Chairman of Winton
                                                             Diversified Opportunities Fund (closed-end
                                                             investment company), Gallery Trust, Schroder
                                                             Series Trust and Schroder Global Series Trust.
                                                             President, Chief Executive Officer and Trustee
                                                             of SEI Daily Income Trust, SEI Tax Exempt
                                                             Trust, SEI Institutional Managed Trust, SEI
                                                             Institutional International  Trust,   SEI
                                                             Institutional Investments Trust, SEI Asset
                                                             Allocation Trust, Adviser Managed Trust, New
                                                             Covenant Funds, SEI Insurance Products Trust
                                                             and SEI Catholic Values Trust. President and
                                                             Director of SEI Structured Credit Fund, LP.
                                                             President, Chief Executive Officer and
                                                             Director of SEI Alpha Strategy Portfolios, LP,
                                                             from 2007 to 2013. President and Director of
                                                             SEI Opportunity Fund, L.P. to 2010. Vice
                                                             Chairman of O'Connor EQUUS (closed-end
                                                             investment company) to 2016. Vice Chairman
                                                             of Winton Series Trust to 2017. President,
                                                             Chief Executive Officer and Trustee of SEI
                                                             Liquid Asset Trust to 2016.
------------------------------------------------------------------------------------------------------------------
Bridget E.            Privacy Officer                        Senior Associate and AML Officer, Morgan
Sudall                (since 2015)                           Stanley Alternative Investment Partners, from
(Born: 1980)                                                 2011 to 2015. Investor Services Team Lead,
                      Anti-Money Laundering Officer          Morgan Stanley Alternative Investment
                      (since 2015)                           Partners, from 2007 to 2011.
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Lisa Whittaker        Vice President and Assistant           Attorney, SEI Investments, since 2012.
(Born: 1978)          Secretary                              Associate Counsel and Compliance Officer,
                      (since 2014)                           The Glenmede Trust Company, N.A., from
                                                             2011 to 2012. Associate, Drinker Biddle &
                                                             Reath LLP, from 2006 to 2011.
------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES. If available, money market securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally-cleared swaps are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES


The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.


The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes specifically with respect to the regulated investment company ("RIC") rules, but the Tax Act makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elect to be treated as a RIC. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of each Fund's taxable year: (A) at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund's total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.

DISTRIBUTIONS TO SHAREHOLDERS. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. The Funds' investment strategies may limit the ability of the Funds to make distributions eligible to be treated as qualified dividend income.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Funds' investment strategies may limit the ability of the Funds to make distributions eligible for the dividends received deduction for corporate shareholders.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or their administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.


SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as its default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares.
Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund's ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the

Funds' ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

CERTAIN FOREIGN CURRENCY TAX ISSUES. A Fund's transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

FOREIGN TAXES. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Funds' stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund's total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. Under the Tax Act, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. However, notwithstanding that the Funds generally block UBTI, a tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or
(iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends they pay, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends they pay, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Funds or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.


A non-U.S. entity that invests in a Fund will need to provide such Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

The Funds' shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.


For the fiscal year ended September 30, 2017, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

     ---------------------------------------------------------------
           FUND                          AGGREGATE DOLLAR AMOUNT OF
                                           BROKERAGE COMMISSIONS
                                                     PAID
                                 -----------------------------------
                                                     2017
     ---------------------------------------------------------------
     MFG Low Carbon Global Fund                     N/A(1)
     ---------------------------------------------------------------
     MFG Infrastructure Fund                        $307(2)
     ---------------------------------------------------------------

(1)  Not in operation during the period.

(2) Reflects the period from May 22, 2017 (commencement of Fund operations) to September 30, 2017.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the

Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the fiscal year ended September 30, 2017, the Funds paid no commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides third-party research services to the Adviser.

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal year ended September 30, 2017, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) that each Fund held during its most recent fiscal year. During the fiscal year ended September 30, 2017, the Funds did not hold any securities of their "regular brokers or dealers."

PORTFOLIO TURNOVER RATE. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal year ended September 30, 2017, the Funds' portfolio turnover rates were as follows:

--------------------------------------------------------------------------------
                                            PORTFOLIO TURNOVER RATES
                                          --------------------------------------
FUND                                                   2017
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                             N/A(1)
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                17%(2)
--------------------------------------------------------------------------------

(1)  Not in operation during the period.

(2) Reflects the period from May 22, 2017 (commencement of Fund operations) to September 30, 2017.


PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of the Funds' shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of the Funds, the Adviser, or the Distributor, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). The Funds disclose a complete schedule of investments or a summary schedule of investments, which includes a Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule"), in their Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Funds' complete schedule of investments following the second and fourth fiscal quarters will be available in shareholder reports filed with the SEC on Form N-CSR.

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 844-758-3753.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the Custodian, Administrator or Transfer Agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds' portfolios along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Funds' policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose and is in the best interests of a Fund's shareholders and that to the extent conflicts between the interests of a Fund's shareholders and those of the Adviser, Distributor, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser, and their affiliates or recipients of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES' LIABILITY


The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust's request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.


PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures.

The Adviser's proxy voting policies provide that the Adviser will vote proxies with respect to client securities in a manner designed to promote the economic interests of its clients. With respect to the Funds, the Adviser's proxy voting guidelines provide that the Adviser will review proposed company resolutions on a case by case basis, exercising voting rights as deemed appropriate by the Adviser to ensure that companies act in the best interest of their shareholders. In exercising its voting discretion, the Adviser does not intend to become involved in the day to day management issues of companies but will exercise voting rights to ensure that companies act in the best interest of their shareholders and, in appropriate cases, to improve the corporate governance of investee companies. The Adviser may consider the size of its holdings and the likelihood that exercising voting rights will influence the outcome of the vote, as well as the advantage which may result from exercising voting rights. If the Adviser determines that a proxy solicitation involves a conflict of interest or perceived conflict of interest between the Adviser and client interests, the Adviser's Proxy Voting Committee will meet to determine steps to manage the potential conflict. Possible resolutions may include voting in accordance with the recommendations of a third party research provider, refraining from exercising its proxy voting rights or disclosing the conflict to its client and obtain the client's direction to vote the proxy.

The Trust is required to disclose annually the Funds' complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 844-758-3753 and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.

The Adviser's Code of Ethics requires that Access Persons obtain approval before executing certain personal trades. Access Persons cannot transact in securities held by the Funds.

Under the Administrator's and Distributor's Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS


As of January 16, 2018, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the MFG Infrastructure Fund. Persons beneficially owning more than 25% of the Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund.

Because the MFG Low Carbon Global Fund had not commenced operations as of the date of this SAI, it did not have any owners to report.

--------------------------------------------------------------------------------
MFG INFRASTRUCTURE FUND
--------------------------------------------------------------------------------
        NAME AND ADDRESS                   CLASS OF SHARES           % OF CLASS
--------------------------------------------------------------------------------
MAGELLAN FINANCIAL GROUP LIMITED            Service Class              99.99%
MLC CENTRE LEVEL 36, 19 MARTIN PL
SYDNEY NSW, AUSTRALIA 010 2000
--------------------------------------------------------------------------------

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;

o The nature of and provisions of the financial obligation; and the promise S&P imputes; and

o The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its webpage. Such issues are denoted 'NR.'

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

                      STATEMENT OF ADDITIONAL INFORMATION

                        RWC GLOBAL EMERGING EQUITY FUND
                             CLASS N SHARES: RWCNX
                             CLASS I SHARES: RWCIX
                       INSTITUTIONAL CLASS SHARES: RWCEX

                                  A SERIES OF
                      THE ADVISORS' INNER CIRCLE FUND III


                                JANUARY 28, 2018


                              INVESTMENT ADVISER:
                          RWC ASSET ADVISORS (US) LLC


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund III (the "Trust") and the RWC Global Emerging Equity Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectus, dated January 28, 2018, as it may be amended from time to time (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. The most recent annual report for the Fund, which includes the Fund's audited financial statements dated September 30, 2017, is incorporated by reference into this SAI. Shareholders may obtain copies of the Prospectus or Fund's annual or semi-annual report free of charge by writing to the Fund at RWC Global Emerging Equity Fund, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address:
RWC Global Emerging Equity Fund, c/o DST Systems, Inc., 430 West 7(th) Street, Kansas City, MO 64105) or calling the Fund at 1-855-RWC-FUND.

                               TABLE OF CONTENTS

THE TRUST .................................................................  S-1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................  S-1
INVESTMENT LIMITATIONS .................................................... S-27
THE ADVISER ............................................................... S-29
THE PORTFOLIO MANAGER ..................................................... S-30
THE ADMINISTRATOR ......................................................... S-31
THE DISTRIBUTOR ........................................................... S-31
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-32
THE TRANSFER AGENT ........................................................ S-33
THE CUSTODIAN ............................................................. S-33
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-34
LEGAL COUNSEL ............................................................. S-34
SECURITIES LENDING ........................................................ S-34
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-34
PURCHASING AND REDEEMING SHARES ........................................... S-43
DETERMINATION OF NET ASSET VALUE .......................................... S-43
TAXES ..................................................................... S-45
FUND TRANSACTIONS ......................................................... S-52
PORTFOLIO HOLDINGS ........................................................ S-55
DESCRIPTION OF SHARES ..................................................... S-56
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-56
PROXY VOTING .............................................................. S-57
CODES OF ETHICS ........................................................... S-57
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS ................................ S-58
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1


Class N Shares of the Fund are currently not available for purchase.

January 28, 2018                                                 RWC-SX-001-0300

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Class N Shares, Class I Shares and Institutional Class Shares. The different classes provide for variations in distribution and shareholder servicing fees and minimum investment requirements. Minimum investment requirements are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see "Payments to Financial Intermediaries" in this SAI. The Trust reserves the right to create and issue additional classes of shares.


VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Trustees" or the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.


In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund's investment objective and principal investment strategies are described in the Prospectus. The Fund is diversified, as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund's stated investment policies, including those stated below.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of the Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

EQUITY SECURITIES

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

TYPES OF EQUITY SECURITIES:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ALTERNATIVE ENTITY SECURITIES. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.


o EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, the Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also "Securities of Other Investment Companies" below.


o RIGHTS AND WARRANTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o Factors affecting an entire industry, such as increases in production costs; and

o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

MICRO, SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.


The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENTS IN EMERGING AND FRONTIER MARKETS. Investing in emerging and frontier markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of the Fund's securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging and frontier market countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging and frontier market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging and frontier markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging and frontier market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

INVESTMENT IN THE PEOPLE'S REPUBLIC OF CHINA ("PRC"). Investing in the PRC is subject to the risks of investing in emerging markets and additional risks which are specific to the PRC market.

The economy of the PRC is in a state of transition from a planned economy to a more market oriented economy and investments may be sensitive to changes in law and regulation together with political, social or economic policy which includes possible government intervention.

The Fund may incur losses due to limited investment capabilities, or may not be able to fully implement or pursue its investment objective or strategy, due to local investment restrictions, illiquidity of the PRC domestic securities market, and/or delay or disruption in execution and settlement of trades.

     o SHANGHAI-HONG KONG STOCK CONNECT. The Fund may invest in PRC A-Shares through the Shanghai- Hong Kong Stock Connect programme subject to any applicable regulatory limits. The Shanghai-Hong Kong Stock Connect programme is a securities trading and clearing linked programme developed by Hong Kong Exchanges and Clearing Limited ("HKEx"), the Hong Kong Securities Clearing Company Limited ("HKSCC"), Shanghai Stock Exchange ("SSE") and China Securities Depository and Clearing Corporation Limited ("ChinaClear") with the aim of achieving mutual stock market access between mainland PRC and Hong Kong. This programme allows foreign investors to trade certain SSE-listed PRC A-Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in the Shanghai-Hong Kong Stock Connect will trade and settle SSE securities in the offshore Renminbi ("CNH") only. The Fund will be exposed to any fluctuation in the exchange rate between the U.
          S. Dollar and CNH in respect of such investments.

          By seeking to invest in the domestic securities markets of the PRC via the Shanghai-Hong Kong Stock Connect the Fund is subject to the following additional risks:

               * GENERAL RISKS. The relevant regulations are untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect the Fund. The programme requires use of new information technology systems which may be subject to operational risk due to the programme's cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and Shanghai markets through the programme could be disrupted.

                    Shanghai-Hong Kong Stock Connect will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the PRC market but the Shanghai-Hong Kong Stock Connect is not trading. As a result, the Fund may be subject to the risk of price fluctuations in PRC A-Shares when the Fund cannot carry out any PRC A-Shares trading.

               * FOREIGN SHAREHOLDING RESTRICTIONS. The trading, acquisition, disposal and holding of securities under the Shanghai-Hong Kong Stock Connect are subject at all times to applicable law, which imposes purchasing and holding limits. These limitations and restrictions may have the effect of restricting an investor's ability to purchase, subscribe for or hold any PRC A-Shares or to take up any entitlements in respect of such shares, or requiring an investor to reduce its holding in any securities, whether generally or at a particular point of time, and whether by way of forced sale or otherwise. As such, investors may incur loss arising from such limitations, restrictions and/or forced sale.

               * CLEARING AND SETTLEMENT RISK. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross- boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

               * LEGAL/BENEFICIAL OWNERSHIP. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear.

                    As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to Shanghai-Hong Kong Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as registered holder of Shanghai-Hong Kong Stock Connect securities would have full ownership thereof, and that those Shanghai-Hong Kong Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither the Fund nor its custodian can ensure that the Fund's ownership of these securities or title thereto is assured.

                    To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

                    In the event ChinaClear defaults, HKSCC's liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and the Fund may not fully recover its losses or its Shanghai-Hong Kong Stock Connect securities.

               * OPERATIONAL RISK. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. PRC regulations which include certain restrictions on selling and buying will apply to all market participants. In the case of a sale, pre-delivery of shares to the broker is required, increasing counterparty risk. As a result, the Fund may not be able to purchase and/or dispose of holdings of PRC A-Shares in a timely manner.

               * DAY TRADING RESTRICTIONS. Day (turnaround) trading is not permitted through the Shanghai-Hong Kong Stock Connect programme. Investors buying A Shares on day T can only sell the shares on and after day T+1 subject to any Shanghai-Hong Kong Stock Connect programme rules.

               * QUOTA LIMITATIONS. The Shanghai-Hong Kong Stock Connect programme is subject to daily quota limitations which may restrict the Fund's ability to invest in PRC A-Shares through the programme on a timely basis.

               * INVESTOR COMPENSATION. The Fund will not benefit from PRC local investor compensation schemes.

TAX WITHIN THE PRC. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A Shares via the Shanghai-Hong Kong Stock Connect could result in unexpected tax liabilities for the Fund. The Fund's investments in securities, including A Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

If the Fund were considered to be a tax resident of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-resident enterprise with a "permanent establishment" in the PRC, it would be subject to PRC corporate income tax of 25% on the profits attributable to the permanent establishment. The Adviser intends to operate the Fund in a manner that will prevent it from being treated as a tax resident of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.

The PRC generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant PRC tax resident company making such payments. In the event the relevant PRC tax resident company fails to withhold the relevant PRC withholding income tax or otherwise fails to pay the relevant withholding income tax to the PRC tax authorities, the competent PRC tax authorities may, at their sole discretion, impose tax obligations on the Fund.

The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the China Securities Regulatory Commission issued the "Notice on the Pilot Program of Shanghai-Hong Kong Stock Connect" Caishui No. 81 on October 31, 2014 ("Notice 81"), which states that the capital gain from disposal of PRC A-Shares by foreign investors enterprises via the Shanghai-Hong Kong Stock Connect programme will be temporarily exempt from withholding income tax. Notice 81 also states that the dividends derived from A Shares by foreign investors enterprises is subject to a 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and the Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through the Shanghai-Hong Kong Stock Connect programme and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The PRC tax authorities may in the future issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on the Fund's return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from the Fund's investments in the PRC will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level.

Any tax provision, if made, will be reflected in the net asset value of the Fund at the time the provision is used to satisfy tax liabilities. If the actual applicable tax levied by the PRC tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, the net asset value of the Fund may suffer as the Fund will have to bear additional tax liabilities. In this case, then existing and new investors in the Fund will be disadvantaged. If the actual applicable tax levied by the PRC tax authorities is less than that provided for by the Fund so that there is an excess in the tax provision amount, investors who redeemed Fund shares before the PRC tax authorities' ruling, decision or guidance may have been disadvantaged as they would have borne any loss from the Fund's overprovision. In this case, the then existing and new investors in the Fund may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. Any excess in the tax provision amount shall be treated as property of the Fund, and investors who previously transferred or redeemed their Fund shares will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A Shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. The sale or other transfer by the Adviser of A Shares will accordingly be subject to PRC stamp duty, but the Fund will not be subject to PRC stamp duty when it acquires A Shares.

The Fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of A-Shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from trading of PRC securities through the Shanghai-Hong Kong Stock Connect. Since there is no indication how long the temporary exemption will remain in effect, the Fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the "surtaxes") are imposed based on value added tax liabilities, so if the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The PRC rules for taxation of the Shanghai-Hong Kong Stock Connect programme are evolving and certain of the tax regulations to be issued by the State Administration of Taxation of the PRC and/or Ministry of Finance of the PRC to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its investors. The imposition of taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund's returns. Before further guidance is issued and is well established in the administrative practice of the PRC tax authorities, the practices of the PRC tax authorities that collect PRC taxes relevant to the Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of the Fund's investment in the PRC and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

The above information is only a general summary of the potential PRC tax consequences that may be imposed on the Fund and its investors either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Investors should seek their own tax advice on their tax position with regard to their investment in the Fund.

The PRC government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of PRC companies and foreign investors in such companies, such as the Fund.

SOVEREIGN DEBT OBLIGATIONS. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

FOREIGN AGENCY DEBT OBLIGATIONS. The Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency's operations and financial condition are influenced by the foreign government's economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government's agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African

Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

INVESTMENT FUNDS. Some emerging and frontier countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging and frontier countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     o POLITICAL AND ECONOMIC FACTORS. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:


               * The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self- sufficiency, budget deficits and national debt;


               * Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

               * The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

               * The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

               * A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest.

                    Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.


     o INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.


     o STOCK EXCHANGE AND MARKET RISK. The Adviser anticipates that in most cases an exchange or over-the- counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

          Foreign stock markets:

               * Are generally more volatile than, and not as developed or efficient as, those in the United States;

               *    Have substantially less volume;

               * Trade securities that tend to be less liquid and experience rapid and erratic price movements;

               * Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

               * Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

               * May have different settlement practices, which may cause delays and increase the potential for failed settlements.

          Foreign markets may offer less protection to shareholders than U.S. markets because:

               * Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

               * Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

               * In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

               * Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

               * Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

               * Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

     o FOREIGN CURRENCY RISK. While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

               * It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

               * Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

               * Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

               * There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

               * Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

               * The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     o TAXES. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments.

MONEY MARKET SECURITIES

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 -- Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15% instead of the previous 10%, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

     o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S.
BANKS

The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

o UNSECURED BANK PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

INVESTMENT GRADE FIXED INCOME SECURITIES

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See "Appendix A - Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well.

Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

     o CORPORATE BONDS. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the U.S. Securities and Exchange Commission (the "SEC") to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

The Fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the Fund to lose money when selling an interest in an unregistered fund. For example, many hedge funds require their investors to hold their investments for at least one year.

DERIVATIVES


Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectus, the Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Fund may also invest in derivatives with the goal of protecting itself from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Fund's investment objective and is legally permissible, the Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.


There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets (or such assets are "earmarked" on the Fund's books) in accordance with the requirements and interpretations of the SEC and its staff. The Fund may enter into agreements with broker-dealers that require the broker-dealers to accept physical settlement for certain types of derivatives instruments. If this occurs, the Fund would treat such derivative instruments as being cash settled for purposes of determining the Fund's coverage requirements.


Pursuant to rules adopted under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), the Fund must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").


Consistent with the CFTC's regulations, the Trust, on behalf of the Fund, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Fund is not subject to registration or regulation as a CPO under the CEA. As a result, the Fund will be limited in its ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser's ability to implement the Fund's investment strategies and may adversely affect the Fund's performance.

TYPES OF DERIVATIVES:

     o FUTURES. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

          Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

          Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the "delivery date"). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market. "Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

          Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

          The Fund may incur commission expenses when it opens or closes a futures position.

     o OPTIONS. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

          o    OPTIONS ON SECURITIES INDICES

               Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

          o    OPTIONS ON FOREIGN CURRENCIES

               A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

               The Fund may use foreign currency options given the same circumstances under which it could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if the Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

          o FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

               * Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

               * Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

               *    Do not require an initial margin deposit; and

               * May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

          o FOREIGN CURRENCY HEDGING STRATEGIES. A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

               The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

               Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

               The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

               It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

          o SWAP AGREEMENTS. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

               Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

               Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the swap agreement. The Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

               A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the swap agreement.

          o    TOTAL RETURN SWAPS

               Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument--which may be a single asset, a pool of assets or an index of assets--during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

          o    EQUITY-LINKED NOTES

               Equity-linked notes (including participation notes and other instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index) are instruments issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity or debt security, currency or market. If an equity-linked note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. The holder of an equity-linked note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Equity-linked notes involve transaction costs. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or instrument that they seek to replicate.

In addition, there can be no assurance that the value of equity-linked notes will equal the value of the underlying security or instrument that they seek to replicate. Equity-linked notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Accordingly, there is counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security or instrument.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

          o CORRELATION OF PRICES. The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

               Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

               * Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

               * A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

               * Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

               Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

               While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

          o LACK OF LIQUIDITY. Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

               * Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

               * Have to purchase or sell the instrument underlying the contract;

               *    Not be able to hedge its investments; and/or

               *    Not be able to realize profits or limit its losses.

               Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

               * An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

               * Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

               * The facilities of the exchange may not be adequate to handle current trading volume;

               * Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

               * Investors may lose interest in a particular derivative or category of derivatives.

          o MANAGEMENT RISK. Successful use of derivatives by the Fund is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

          o PRICING RISK. At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

          o MARGIN. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

               If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

          o VOLATILITY AND LEVERAGE. The Fund's use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

               *    Actual and anticipated changes in interest rates;

               *    Fiscal and monetary policies; and

               *    National and international political events.

               Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

          o GOVERNMENT REGULATION. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, grants significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The new law and regulations may negatively impact the Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Fund trades. In addition, the SEC proposed new derivatives rules in December 2015 that could limit the Fund's use of derivatives, and adversely impact the Fund's ability to achieve its investment objectives. Other potentially adverse regulatory obligations can develop suddenly and without notice.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (i.e. within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not hold more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES

The Fund may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Adviser.

WHEN-ISSUED, DELAYED--DELIVERY AND FORWARD-DELIVERY TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. In a forward-delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward-delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

SPECIAL RISKS OF CYBER-ATTACKS


As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, the Fund's distributor, custodian, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investments in such companies to lose value. There can be no assurance that the Fund, the Fund's service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

1. The Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3. The Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. The Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The Fund's investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1. The Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

2. The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein.

3. The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

REAL ESTATE AND COMMODITIES. The 1940 Act does not directly restrict an investment company's ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Fund's policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

THE ADVISER


GENERAL. RWC Asset Advisors (US) LLC ("RWC" or the "Adviser"), a Delaware limited liability company founded in 2012, is an SEC registered investment adviser that serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. The Adviser is an indirect wholly-owned subsidiary of RWC Partners Limited. RWC Partners Limited is minority owned by Schroder International Holdings Limited, an indirect wholly-owned subsidiary of Schroders PLC, a publicly traded company. RWC Partners Limited is majority owned by current and former employees with no one individual controlling more than 25%. As of November 30, 2017, the Adviser had approximately $3.15 billion in assets under management.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

ADVISORY AGREEMENT. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board.


After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and
(ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Fund, or, by the Adviser, on not more than 60 days' nor less than 30 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.


ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.


The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.25% of the average daily net assets of each of the Fund's share classes until January 29, 2019. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2019. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Fund paid the Adviser the following advisory fees:

  --------------------------------------------------------------------------
    CONTRACTUAL ADVISORY    FEES WAIVED BY THE     TOTAL FEES PAID TO THE
            FEES                 ADVISER           ADVISER (AFTER WAIVERS)
  --------------------------------------------------------------------------
           2017                   2017                     2017
  --------------------------------------------------------------------------
        $141,434               $141,434(1)                  $0
  --------------------------------------------------------------------------

(1) For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Adviser additionally reimbursed fees of $124,696 to maintain the stated expense cap under its contractual expense limitation agreement with the Fund.


THE PORTFOLIO MANAGER

This section includes information about the Fund's portfolio manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

COMPENSATION. The portfolio manager shares in the management fees and, where applicable, the performance fees generated by the accounts he manages. The portfolio manager is also incentivized through equity participation in RWC Partners Limited.


FUND SHARES OWNED BY PORTFOLIO MANAGER. The Fund is required to show the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

--------------------------------------------------------------------------------
     NAME                                   DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
John Malloy                                               None
--------------------------------------------------------------------------------

(1)  Valuation date is September 30, 2017.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is also responsible for the day-to-day management of certain other accounts, as indicated by the following table. None of these accounts are subject to a performance-based advisory fee. The information below is provided as of September 30, 2017.

----------------------------------------------------------------------------------------------------------
                           REGISTERED              OTHER POOLED
                     INVESTMENT COMPANIES       INVESTMENT VEHICLES             OTHER ACCOUNTS
                     -------------------------------------------------------------------------------------
                       NUMBER                       NUMBER                      NUMBER
                         OF                           OF        TOTAL ASSETS      OF       TOTAL ASSETS
NAME                  ACCOUNTS   TOTAL ASSETS      ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
----------------------------------------------------------------------------------------------------------
John Malloy              0            $0              2           $1,613          1           $384
----------------------------------------------------------------------------------------------------------


CONFLICTS OF INTEREST. There is a potential conflict of interest inherent in the management of multiple accounts, including accounts with different fee structures, in that the Adviser and/or the portfolio manager may have an incentive to favor one account over another when allocating scarce trades. This conflict of interest is addressed through, among other things, a trade allocation policy that seeks to ensure that allocations are generally made pro rata based on the assets under management of the relevant portfolios (exceptions to the allocation policy require the prior approval of a member of the Adviser's compliance team), as well as a daily trade review by the compliance team in which it seeks evidence of favoritism.

The portfolio manager may from time to time manage portfolios used in model portfolio arrangements ("Model Portfolios") offered by various sponsors and/or other non-RWC investment advisers. In connection with these Model Portfolios, the portfolio manager provides investment recommendations in the form of model portfolios to a third party, who is responsible for executing trades for participating client accounts.

The Adviser maintains procedures designed to deliver portfolios on a fair and equitable basis. Trades for RWC discretionary managed accounts, including the Fund, are worked contemporaneously with the delivery of updated model information. The Model Portfolios may achieve a security weighting ahead of or after the weighting achieved in the Fund.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement, dated February 12, 2014, as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.


The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Fund, subject to certain minimums.


For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Fund paid the following amount for these services:

               ----------------------------------------------------
                            ADMINISTRATION FEES PAID
               ----------------------------------------------------
                                      2017
               ----------------------------------------------------
                                    $94,437
               ----------------------------------------------------


THE DISTRIBUTOR


GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014, as amended (the "Distribution Agreement"), whereby the Distributor acts as a principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days' written notice to the other party.


PAYMENTS TO FINANCIAL INTERMEDIARIES

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan with respect to the Class N Shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Fund may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class N Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.


SHAREHOLDER SERVICING PLAN. The Fund has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Class N Shares and Class I Shares of the Fund will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Fund; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in the Fund; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (ix) providing sub-accounting services;
(x) processing dividend and capital gain payments from the Fund on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Fund may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

PAYMENTS BY THE ADVISER. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.


These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

DST Systems, Inc., 333 West 11(th) Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference for the Fund have been audited by PricewaterhouseCoopers LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.


SECURITIES LENDING

The Fund did not engage in securities lending activities during the fiscal year ended September 30, 2017.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in other investment companies, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 William M. Doran         Chairman of the                Self-Employed                Current Directorships: Trustee of
 (Born: 1940)             Board of Trustees(1)           Consultant since 2003.       The Advisors' Inner Circle Fund,
                          (since 2014)                   Partner at Morgan,           The Advisors' Inner Circle Fund II,
                                                         Lewis & Bockius LLP          Bishop Street Funds, The KP Funds,
                                                         (law firm) from 1976         Winton Diversified Opportunities
                                                         to 2003. Counsel to the      Fund (closed-end investment
                                                         Trust, SEI                   company), Gallery Trust, Schroder
                                                         Investments, SIMC,           Series Trust, Schroder Global Series
                                                         the Administrator and        Trust, SEI Daily Income Trust, SEI
                                                         the Distributor.             Institutional International Trust, SEI
                                                         Secretary of SEI             Institutional Investments Trust, SEI
                                                         Investments since            Institutional Managed Trust, SEI
                                                         1978.                        Asset Allocation Trust, SEI Tax
                                                                                      Exempt Trust, Adviser Managed
                                                                                      Trust, New Covenant Funds, SEI
                                                                                      Insurance Products Trust and SEI
                                                                                      Catholic Values Trust. Director of
                                                                                      SEI Investments, SEI Investments
                                                                                      (Europe), Limited, SEI
                                                                                      Investments--Global Funds
                                                                                      Services, Limited, SEI Investments
                                                                                      Global, Limited, SEI Investments
                                                                                      (Asia), Limited, SEI Global
                                                                                      Nominee Ltd., SEI Investments --
                                                                                      Unit Trust Management (UK)
                                                                                      Limited and SEI Investments Co.
                                                                                      Director of the Distributor.

                                                                                      Former Directorships: Director of
                                                                                      SEI Alpha Strategy Portfolios, LP to
                                                                                      2013. Trustee of O'Connor EQUUS
                                                                                      (closed-end investment company) to
                                                                                      2016. Trustee of SEI Liquid Asset
                                                                                      Trust to 2016. Trustee of Winton
                                                                                      Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Jon C. Hunt              Trustee and Lead               Retired since 2013.          Current Directorships: Trustee of
 (Born: 1951)             Independent Trustee            Consultant to                City National Rochdale Funds,
                          (since 2014)                   Management,                  Winton Diversified Opportunities
                                                         Convergent Capital           Fund (closed-end investment
                                                         Management, LLC              company), Gallery Trust, Schroder
                                                         ("CCM") from 2012 to         Series Trust and Schroder Global
                                                         2013. Managing               Series Trust.
                                                         Director and Chief
                                                         Operating Officer,           Former Directorship: Trustee of
                                                         CCM from 1998 to             O'Connor EQUUS (closed-end
                                                         2012.                        investment company) to 2016.
                                                                                      Member of Independent Committee
                                                                                      of Nuveen Commodities Asset
                                                                                      Management to 2016. Trustee of
                                                                                      Winton Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
 Thomas P. Lemke          Trustee                        Retired since 2013.          Current Directorships: Trustee of
 (Born: 1954)             (since 2014)                   Executive Vice               Winton Diversified Opportunities Fund
                                                         President and General        (closed-end investment company),
                                                         Counsel, Legg Mason,         Gallery Trust, Schroder Series Trust,
                                                         Inc. from 2005 to            Schroder Global Series Trust and JP
                                                         2013.                        Morgan Active ETFs.

                                                                                      Former Directorships: Trustee of
                                                                                      Munder Funds to 2014. Trustee of
                                                                                      Victory Funds to 2015. Trustee of
                                                                                      O'Connor EQUUS (closed-end
                                                                                      investment company) to 2016.
                                                                                      Trustee of Winton Series Trust and
                                                                                      AXA Premier VIP Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel              Trustee                        Self-Employed                Current Directorships: Trustee of
(Born: 1958)              (since 2016)                   Consultant since 2004.       City National Rochdale Funds,
                                                                                      Winton Diversified Opportunities
                                                                                      Fund (closed-end investment
                                                                                      company), Gallery Trust, Schroder
                                                                                      Series Trust and Schroder Global
                                                                                      Series Trust.

                                                                                      Former Directorship: Trustee of
                                                                                      Rochdale Investment Trust to 2013.
                                                                                      Trustee of Winton Series Trust to
                                                                                      2017. Director of Lapolla Industries,
                                                                                      Inc. to 2017.
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker         Trustee                        Co-Founder and Senior        Current Directorships: Trustee of
(Born: 1960)              (since 2014)                   Partner, Alternative         Winton Diversified Opportunities
                                                         Asset Managers, L.P.         Fund (closed-end investment
                                                         since 2004.                  company), Gallery Trust, Schroder
                                                                                      Series Trust and Schroder Global
                                                                                      Series Trust. Independent Non-
                                                                                      Executive Director of HFA Holdings
                                                                                      Limited.

                                                                                      Former Directorship: Trustee of
                                                                                      O'Connor EQUUS (closed-end
                                                                                      investment company) to 2016.
                                                                                      Trustee of Winton Series Trust to
                                                                                      2017.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Doran may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.


INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders.
 The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund boards.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues;
          (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and considering proposals of and making recommendations for "interested" Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Mr. Lemke serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met five
          (5) times during the most recently completed fiscal year.


FAIR VALUE PRICING COMMITTEE. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


----------------------------------------------------------------------------------------------------------------
                                  DOLLAR RANGE OF                 AGGREGATE DOLLAR RANGE OF SHARES
       NAME                    FUND SHARES (FUND)(1)     (ALL FUNDS IN THE FAMILY OF INVESTMENT COMPANIES)(1,2)
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------
William M. Doran                       None                                    None
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
Jon C. Hunt                            None                                    None
----------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                        None                                    None
----------------------------------------------------------------------------------------------------------------
Jay C. Nadel                           None                                    None
----------------------------------------------------------------------------------------------------------------
Randall S. Yanker                      None                                    None
----------------------------------------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2017.

(2)  The Fund is the only fund in the family of investment companies.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2017.


------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT          ESTIMATED
                                                      BENEFITS ACCRUED         ANNUAL                   TOTAL COMPENSATION
                           AGGREGATE COMPENSATION        AS PART OF         BENEFITS UPON                 FROM THE TRUST
        NAME                   FROM THE TRUST          FUND EXPENSES         RETIREMENT                 AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran                    $0                       N/A                N/A            $0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Jon C. Hunt                      $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                  $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel                     $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker                $53,741                     N/A                 N/A           $53,741 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------

(1)  All funds in the Fund Complex are series of the Trust.

TRUST OFFICERS. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.


Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Michael Beattie       President                              Director of Client Service, SEI Investments,
(Born: 1965)          (since 2014)                           since 2004.
------------------------------------------------------------------------------------------------------------------
James Bernstein       Vice President and Assistant          Attorney,  SEI  Investments,  since  2017.
(Born: 1962)          Secretary (since 2017)
                                                            Prior Positions: Self-employed consultant, 2017.
                                                            Associate General Counsel & Vice President,
                                                            Nationwide Funds Group and Nationwide Mutual
                                                            Insurance Company, from 2002 to 2016. Assistant
                                                            General Counsel & Vice President, Market Street
                                                            Funds and Provident Mutual Insurance Company,
                                                            from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------
John Bourgeois        Assistant Treasurer                    Fund Accounting Manager, SEI Investments,
(Born: 1973)          (since 2017)                           since 2000.
------------------------------------------------------------------------------------------------------------------
Stephen               Treasurer, Controller and Chief        Director, SEI Investments, Fund Accounting,
Connors               Financial Officer                      since 2014. Audit Manager, Deloitte & Touche
(Born: 1984)          (since 2015)                           LLP, from 2011 to 2014.
------------------------------------------------------------------------------------------------------------------
Dianne M.             Vice President and Secretary           Counsel at SEI Investments since 2010.
Descoteaux            (since 2014)                           Associate at Morgan, Lewis & Bockius LLP
(Born: 1977)                                                 from 2006 to 2010.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Russell Emery         Chief Compliance Officer               Chief Compliance Officer of SEI Structured
(Born: 1962)          (since 2014)                           Credit Fund, LP since 2007. Chief Compliance
                                                             Officer of SEI Alpha Strategy Portfolios, LP
                                                             from 2007 to 2013. Chief Compliance Officer
                                                             of The Advisors' Inner Circle Fund, The
                                                             Advisors' Inner Circle Fund II, Bishop Street
                                                             Funds, The KP Funds, Winton Diversified
                                                             Opportunities Fund (closed-end investment
                                                             company), Gallery Trust, Schroder Series
                                                             Trust, Schroder Global Series Trust, SEI
                                                             Institutional Managed Trust, SEI Asset
                                                             Allocation Trust, SEI Institutional
                                                             International Trust, SEI Institutional
                                                             Investments Trust, SEI Daily Income Trust,
                                                             SEI Tax Exempt Trust, Adviser Managed
                                                             Trust, New Covenant Funds, SEI Insurance
                                                             Products Trust and SEI Catholic Values Trust.
                                                             Chief Compliance Officer of SEI Opportunity
                                                             Fund, L.P. to 2010. Chief Compliance Officer
                                                             of O'Connor EQUUS (closed-end investment
                                                             company) to 2016. Chief Compliance Officer
                                                             of SEI Liquid Asset Trust to 2016. Chief
                                                             Compliance Officer of Winton Series Trust to
                                                             2017.
------------------------------------------------------------------------------------------------------------------
Robert Morrow         Vice President                         Account Manager, SEI Investments, since
(Born: 1968)          (since 2017)                           2007.
------------------------------------------------------------------------------------------------------------------
Robert Nesher         Vice Chairman                          SEI employee 1974 to present; currently
(Born: 1946)          (since 2014)                           performs various services on behalf of SEI
                                                             Investments for which Mr. Nesher is
                                                             compensated. Vice Chairman of Winton
                                                             Diversified Opportunities Fund (closed-end
                                                             investment company), Gallery Trust, Schroder
                                                             Series Trust and Schroder Global Series Trust.
                                                             President, Chief Executive Officer and Trustee
                                                             of SEI Daily Income Trust, SEI Tax Exempt
                                                             Trust, SEI Institutional Managed Trust, SEI
                                                             Institutional International Trust, SEI
                                                             Institutional Investments Trust, SEI Asset
                                                             Allocation Trust, Adviser Managed Trust, New
                                                             Covenant Funds, SEI Insurance Products Trust
                                                             and SEI Catholic Values Trust. President and
                                                             Director of SEI Structured Credit Fund, LP.
                                                             President, Chief Executive Officer and
                                                             Director of SEI Alpha Strategy Portfolios, LP,
                                                             from 2007 to 2013. President and Director of
                                                             SEI Opportunity Fund, L.P. to 2010. Vice
                                                             Chairman of O'Connor EQUUS (closed-end
                                                             investment company) to 2016. Vice Chairman
                                                             of Winton Series Trust to 2017. President,
                                                             Chief Executive Officer and Trustee of SEI
                                                             Liquid Asset Trust to 2016.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 NAME AND             POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
 YEAR OF BIRTH        TIME SERVED
------------------------------------------------------------------------------------------------------------------
Bridget E.            Privacy Officer                        Senior Associate and AML Officer, Morgan
Sudall                (since 2015)                           Stanley Alternative Investment Partners, from
(Born: 1980)                                                 2011 to 2015. Investor Services Team Lead,
                      Anti-Money Laundering Officer          Morgan Stanley Alternative Investment
                      (since 2015)                           Partners, from 2007 to 2011.
------------------------------------------------------------------------------------------------------------------
Lisa Whittaker        Vice President and Assistant           Attorney, SEI Investments, since    2012.
(Born: 1978)          Secretary                              Associate Counsel and Compliance Officer,
                      (since 2014)                           The Glenmede Trust Company, N.A., from
                                                             2011 to 2012. Associate, Drinker Biddle &
                                                             Reath LLP, from 2006 to 2011.
------------------------------------------------------------------------------------------------------------------


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Fund calculates net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes specifically with respect to the regulated investment company ("RIC") rules, but the Tax Act makes numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elects to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If the Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the
"Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of the Fund's taxable year: (A) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund's total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF or an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. The Fund's investment strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Fund does not expect a significant portion of its distributions to qualify for the dividends-received deduction for shareholders that are corporations.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as its default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund's ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Certain derivative investment by the Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the "Qualifying Income Test" described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the "Asset Test" described above. The Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund's determination of the "Asset Test" with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which the Fund invests are not securities.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

CERTAIN FOREIGN CURRENCY TAX ISSUES. The Fund's transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to the Fund's business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund's non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund's status as a RIC for all years to which the regulations are applicable.

FOREIGN TAXES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stocks or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund-of-funds" under the Code. If the Fund is a "qualified fund-of-funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a "qualified fund-of-funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. Under the Tax Act, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. However, notwithstanding that the Fund generally blocks UBTI, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or
(iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance
Act), the Fund is required to withhold 30% of certain ordinary dividends it pays, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

The Fund's shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

          ----------------------------------------------------------
                      AGGREGATE DOLLAR AMOUNT OF BROKERAGE
                                COMMISSIONS PAID
          ----------------------------------------------------------
                                      2017
          ----------------------------------------------------------
                                    $217,043
          ----------------------------------------------------------


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research services to the Adviser:

--------------------------------------------------------------------------------
   TOTAL DOLLAR AMOUNT OF BROKERAGE       TOTAL DOLLAR AMOUNT OF TRANSACTIONS
   COMMISSIONS FOR RESEARCH SERVICES      INVOLVING BROKERAGE COMMISSIONS FOR
                                                   RESEARCH SERVICES
--------------------------------------------------------------------------------
               $98,586                               $107,866,837
--------------------------------------------------------------------------------


BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. During the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the Fund did not hold any securities of its "regular brokers or dealers.

PORTFOLIO TURNOVER RATE. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal period from December 30, 2016 (commencement of Fund operations) to September 30, 2017, the

Fund's portfolio turnover rate was as follows:

                    ----------------------------------------
                            PORTFOLIO TURNOVER RATE
                    ----------------------------------------
                                      2017
                    ----------------------------------------
                                      47%
                    ----------------------------------------


PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of the Fund's shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). The Fund discloses a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Fund's complete schedule of investments following the second and fourth fiscal quarters will be available in shareholder reports filed with the SEC on Form N-CSR.

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-855-RWC-FUND.

In addition to the quarterly portfolio holdings disclosure required by applicable law, the Fund will post its holdings within 30 days of the end of each calendar quarter, on the internet at https://www.rwcpartners.com/us/. The Adviser may exclude any portion of the portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the Custodian, Administrator or Transfer Agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Fund's policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.


The Trust's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, the Adviser and their affiliates or recipients of the Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, and any person who is serving or has served at the Trust's request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures.

The Adviser's policy and procedures for voting proxies applies to those client accounts for which the Adviser provides discretionary investment management services for and for which authority to vote such proxies has been granted to it via the applicable investment advisory agreement. The policy and procedures are reasonably designed to ensure that proxies are voted in the best interests of those client accounts, as determined by the Adviser in good faith after appropriate review.

The decision to vote proxies resides with the relevant investment management team within the Adviser. These teams will utilize their knowledge of the issuer company, including meetings with management, in reaching a voting decision that will be in the best interests of the client. The investment management teams also have recourse to ISS, an independent advisory firm, who may provide research and voting recommendations. The Adviser is not, however, obligated in any way to follow such recommendation if it does not feel it would be in the clients' best interests. In addition to research, the Adviser may utilize ISS for vote execution, reporting and record keeping.

Inherent in its obligations under this policy, the Adviser will seek to identify and effectively manage any actual or potential conflicts of interest that may arise by virtue of its authority to vote proxies on behalf of its clients. The Adviser maintains a register of conflicts and has procedures in place to ensure their effective management. In the management of conflicts, the Adviser has a range of actions at its disposal, including, but not limited to, the removal of a conflicted individual from participating in or having an influence on the evaluation of a proxy vote or following the voting recommendation of an independent third party advisory firm such as ISS. Appropriate records are retained to evidence the rationale behind all voting decisions.

As an investment advisor investing in markets globally, the Adviser may find that, due to local market customs, its ability to vote proxies in certain jurisdictions could either be restricted or entails significant costs. As such, voting in such jurisdictions is done on a best endeavors basis after due consideration of the various contributing factors by the investment management team.

The Trust is required to disclose annually the Fund's complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-855-RWC-FUND and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

CODES OF ETHICS


The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of January 16, 2018, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. Persons beneficially owning more than 25% of the Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund.

--------------------------------------------------------------------------------
RWC GLOBAL EMERGING EQUITY FUND
--------------------------------------------------------------------------------
          NAME AND ADDRESS                 CLASS OF SHARES          % OF CLASS
--------------------------------------------------------------------------------
CHARLES SCHWAB & CO INC                    Class I Shares             47.96%
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO, CA 94105-1905
--------------------------------------------------------------------------------
NFS LLC FEBO                               Class I Shares              5.60%
WOODWARD HINES EDUCATION FDTN
PO BOX 5008
JACKSON, MS 39296-5008
--------------------------------------------------------------------------------
NFS LLC FEBO                               Class I Shares              5.08%
MILLSAPS COLLEGE
1701 NORTH STATE STREET
JACKSON, MS 39210-0002
--------------------------------------------------------------------------------
MAC & CO                            Institutional Class Shares        37.81%
A/C 118417
MUTUAL FUND OPERATIONS
500 GRANT STREET ROOM 151-1010
PITTSBURGH, PA 15219-2502
--------------------------------------------------------------------------------
PUSSYCAT FOUNDATION                 Institutional Class Shares        27.16%
300 WEST 57TH STREET
NEW YORK, NY 10019-3741
--------------------------------------------------------------------------------
CRANE INVESTMENT COMPANY LLC        Institutional Class Shares        19.87%
330 W SPRING ST STE 300
COLUMBUS, OH 43215-7300
--------------------------------------------------------------------------------
THE URBAN CHILD INSTITUTE           Institutional Class Shares         8.79%
1350 CONCOURSE AVE STE 481
MEMPHIS, TN 38104-2027
--------------------------------------------------------------------------------
PITTSBURG STATE UNIVERSITY          Institutional Class Shares         6.21%
FOUNDATION
1701 S BROADWAY ST
PITTSBURG, KS 66762-7500
--------------------------------------------------------------------------------

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;

o The nature of and provisions of the financial obligation; and the promise S&P imputes; and

o The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its webpage. Such issues are denoted 'NR.'

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) The Advisors' Inner Circle Fund III's (the "Registrant") Certificate of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit
(a)(1) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(a)(2) Registrant's Agreement and Declaration of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(b) Registrant's Amended and Restated By-Laws, dated September 18, 2014, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(c) Not Applicable.

(d)(1)(i) Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital, LLC ("NorthPointe"), relating to the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund (together, the "NorthPointe Funds"), is incorporated herein by reference to Exhibit (d)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(d)(1)(ii) Amended Schedule A, dated [ ], to the Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, to be filed by amendment.

(d)(1)(iii) Investment Advisory Agreement, dated December 5, 2016, between the Registrant and Fiera Capital Inc. ("Fiera"), relating to the Fiera Capital Diversified Alternatives Fund, is incorporated herein by reference to Exhibit
(d)(1)(iii) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(1)(iv) Investment Advisory Agreement, dated September 15, 2017, between the Registrant and Logan Circle Partners L.P. ("Logan Circle Partners"), relating to the Logan Circle Partners Core Plus Fund and Logan Circle Partners Multi-Sector Fixed Income Fund (together, the "Logan Circle Partners Funds"), is filed herewith.

(d)(1)(v) Investment Advisory Agreement, dated February 26, 2015, between the Registrant and Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors"), relating to the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund (together, the "Knights of Columbus Funds"), is incorporated herein by reference to Exhibit
(d)(1)(v) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(d)(1)(vi) Investment Advisory Agreement, dated October 30, 2015, between the Registrant and Chiron Investment Management, LLC ("Chiron"), relating to the Chiron Capital Allocation Fund, is incorporated herein by reference to Exhibit
(d)(1)(vii) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(d)(1)(vii) Amended Schedule A, dated September 30, 2017, to the Investment Advisory Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron SMid Opportunities Fund, is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000965 on September 27, 2017.

(d)(1)(viii) Investment Advisory Agreement, dated October 30, 2015, between the Registrant and PineBridge Investments LLC ("PineBridge"), relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(d)(1)(ix) Investment Advisory Agreement, dated September 22, 2016, between the Registrant and Strategic Global Advisors, LLC ("Strategic Global Advisors"), relating to the SGA International Equity Fund, SGA International Equity Plus Fund, SGA International Small Cap Equity Fund and SGA Global Equity Fund (together, the "Strategic Global Advisors Funds"), is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(d)(1)(x) Investment Advisory Agreement, dated November 1, 2016, between the Registrant and RWC Asset Advisors (US) LLC ("RWC"), relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(ix) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(1)(xi) Investment Advisory Agreement, dated October 19, 2016, between the Registrant and Chilton Investment Company, LLC ("Chilton"), relating to the Chilton Strategic European Equities Fund, is incorporated herein by reference to Exhibit (d)(1)(x) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(d)(1)(xii) Investment Advisory Agreement, dated December 15, 2016, between the Registrant and GQG Partners LLC ("GQG Partners"), relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit
(d)(1)(xi) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(1)(xiii) Investment Advisory Agreement, dated February 6, 2017, between the Registrant and BNP PARIBAS ASSET MANAGEMENT USA, Inc. ("BNPP AM USA") (f/k/a Fischer Francis Trees & Watts, Inc.), relating to the BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund (together, the "BNP Paribas AM Funds"), is incorporated herein by reference to Exhibit (d)(1)(xiii) of Post-Effective

Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(d)(1)(xiv) Amended Schedule A, dated June 23, 2017, to the Investment Advisory Agreement, dated February 6, 2017, between the Registrant and BNPP AM USA, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (d)(1)(xiv) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-001070 on November 28, 2017.

(d)(1)(xv) Investment Advisory Agreement, dated May 17, 2017, between the Registrant and Magellan Asset Management Limited ("MFG Asset Management"), relating to the MFG Low Carbon Global Fund and MFG Infrastructure Fund (together, the "MFG Funds"), is incorporated herein by reference to Exhibit
(d)(1)(xv) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(d)(1)(xvi) Investment Advisory Agreement, dated July 17, 2017, between the Registrant and Investec Asset Management North America, Inc. ("Investec"), relating to the Investec Global Franchise Fund, is incorporated herein by reference to Exhibit (d)(1)(xvii) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(d)(2)(i) Amended and Restated Investment Sub-Advisory Agreement, dated December 7, 2016, between Fiera and Karya Capital Management LP ("Karya"), is incorporated herein by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(2)(ii) Investment Sub-Advisory Agreement, dated December 5, 2016, between Fiera and Mizuho Alternative Investments, LLC ("MAI"), is incorporated herein by reference to Exhibit (d)(2)(v) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000442 on April 21, 2017.

(d)(2)(iii) Amended and Restated Investment Sub-Advisory Agreement, dated December 7, 2016, between Fiera and Acadian Asset Management LLC ("Acadian"), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(2)(iv) Investment Sub-Advisory Agreement, dated February 26, 2015, between Knights of Columbus Asset Advisors and Boston Advisors, LLC ("Boston Advisors"), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(d)(2)(v) Investment Sub-Advisory Agreement, dated July 24, 2017, between BNPP AM USA and BNP PARIBAS ASSET MANAGEMENT UK Limited ("BNPP AM UK"), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-17-001070 on November 28, 2017.

(d)(3)(i) Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, is incorporated herein by reference to Exhibit (d)(2) of the Registrant's Pre-Effective Amendment No. 3 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000204 on March 19, 2014.

(d)(3)(ii) Amended Schedule A, dated [ ], to the Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, to be filed by amendment.

(d)(3)(iii) Expense Limitation Agreement, dated December 6, 2016, between the Registrant and Fiera, relating to the Fiera Capital Diversified Alternatives Fund, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(d)(3)(iv) Expense Limitation Agreement, dated December 15, 2014, between the Registrant and Logan Circle Partners, relating to the Logan Circle Partners Funds, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000799 on December 24, 2014.

(d)(3)(v) Amended and Restated Expense Limitation Agreement, dated June 24, 2015, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit (d)(3)(v) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(d)(3)(vi) Amended Schedule A, amended as of February 29, 2016 to the Amended and Restated Expense Limitation Agreement, dated June 24, 2015, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(3)(vii) Expense Limitation Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron Capital Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(vii) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(d)(3)(viii) Amended Schedule A, amended as of September 30, 2017, to the Expense Limitation Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron SMid Opportunities Fund, is incorporated herein by reference to Exhibit (d)(3)(x) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000965 on September 27, 2017.

(d)(3)(ix) Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(d)(3)(x) Amended Schedule A, dated February 14, 2017, to the Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(xii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(3)(xi) Expense Limitation Agreement, dated September 22, 2016, between the Registrant and Strategic Global Advisors, relating to the Strategic Global Advisors Funds, is incorporated herein by reference to Exhibit (d)(3)(ix) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(d)(3)(xii) Expense Limitation Agreement, dated November 1, 2016, between the Registrant and RWC, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(x) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-16-001937 on December 28, 2016.

(d)(3)(xiii) Expense Limitation Agreement, dated October 19, 2016, between the Registrant and Chilton, relating to the Chilton Strategic European Equities Fund, is incorporated herein by reference to Exhibit (d)(3)(xi) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(d)(3)(xiv) Expense Limitation Agreement, dated December 15, 2016, between the Registrant and GQG Partners, relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(xii) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(3)(xv) Expense Limitation Agreement, dated February 28, 2017, between the Registrant and BNPP AM USA, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (d)(3)(xvii) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(d)(3)(xvi) Amended Schedule A, dated January 26, 2018, to the Expense Limitation Agreement, dated February 28, 2017, between the Registrant and BNPP AM USA, relating to the BNP Paribas AM Funds, is filed herewith.

(d)(3)(xvii) Expense Limitation Agreement, dated May 19, 2017, between the Registrant and MFG Asset Management, relating to the MFG Funds, is incorporated herein by reference to Exhibit (d)(3)(xix) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(d)(3)(xviii) Expense Limitation Agreement, dated July 17, 2017, between the Registrant and Investec, relating to the Investec Global Franchise Fund, is incorporated herein by reference to Exhibit (d)(3)(xx) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-17-000992 on September 29, 2017.

(e)(1)(i) Distribution Agreement, dated February 12, 2014, between the Registrant and SEI Investments Distribution Co. ("SIDCO"), is incorporated herein by reference to Exhibit (e) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(e)(1)(ii) Amendment No. 1, dated December 7, 2017, to the Distribution Agreement, dated February 12, 2014, between the Registrant and SIDCO, is filed herewith.

(f) Not Applicable.

(g)(1)(i) Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(g)(1)(ii) Amended Schedule I, dated October 1, 2014, to the Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g)(1)(ii) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.

(g)(2)(i) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(g)(2)(ii) Amendment, dated November 6, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3)(i) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(g)(2)(iii) Amendment, dated September 27, 2016, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(2)(i) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(g)(2)(iv) Amendment, dated April 27, 2017, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to Exhibit (g)(2)(iv) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(g)(2)(v) Amendment, dated September 12, 2017, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to Exhibit (g)(2)(v) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(h)(1)(i) Administration Agreement, dated February 12, 2014, between the Registrant and SEI Investments Global Funds Services ("SEI GFS"), is incorporated herein by reference to Exhibit (h)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(1)(ii) Amendment No. 1, dated March 31, 2016, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(ii) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(h)(1)(iii) Amendment No. 2, dated June 23, 2016, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(iii) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(h)(1)(iv) Amendment No. 3, dated December 7, 2017, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is filed herewith.

(h)(2)(i) Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(4) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(2)(i)(a) Advisor Complex Schedule relating to the NorthPointe Funds, dated [ ], to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., to be filed by amendment.

(h)(2)(i)(b) Advisor Complex Schedule relating to the Fiera Capital Diversified Alternatives Fund (f/k/a Rothschild Larch Lane Alternatives Fund), dated July 25, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(b) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(i)(c) Advisor Complex Schedule relating to the Logan Circle Partners Funds, dated December 18, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(d) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(i)(d) Advisor Complex Schedule relating to the Knights of Columbus Funds, dated January 21, 2015, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(e) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(h)(2)(i)(e) Advisor Complex Schedule relating to the Strategic Global Advisors Funds, dated September 30, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(f) of Post-Effective Amendment No.

77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(h)(2)(i)(f) Advisor Complex Schedule relating to the RWC Global Emerging Equity Fund, dated December 30, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(g) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(h)(2)(i)(g) Advisor Complex Schedule relating to the GQG Partners Emerging Markets Equity Fund, dated December 28, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(h) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(h)(2)(i)(h) Advisor Complex Schedule relating to the Investec Global Franchise Fund, dated [ ], to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., to be filed by amendment.

(h)(2)(ii) Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(ii)(a) Amendment, dated November 3, 2015, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(a) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(h)(2)(ii)(b) Amendment, dated October 2016, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(b) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(h)(2)(ii)(c) Amendment, dated February 22, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(c) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(h)(2)(ii)(d) Amendment, dated May 3, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(d) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(h)(2)(ii)(e) Amendment, dated September 20, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(e) of Post-Effective Amendment No. 112 to the Registrant's
Registration

Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000965 on September 27, 2017.

(h)(3)(i) Amended and Restated Shareholder Services Plan, dated December 10, 2015, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001068 on February 26, 2016.

(h)(3)(ii) Amended Exhibit A, dated December 7, 2017, to the Amended and Restated Shareholder Services Plan, dated December 10, 2015, to be filed by amendment.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm,
PricewaterhouseCoopers LLP, relating to the RWC Global Emerging Equity Fund, is filed herewith.

(j)(2) Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP, relating to the MFG Infrastructure Fund, is filed herewith.

(k) Not Applicable.

(l) Initial Capital Agreement, dated March 4, 2014, is incorporated herein by reference to Exhibit (l) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(m)(1) Amended and Restated Distribution Plan, dated March 3, 2015, is incorporated herein by reference to Exhibit (m)(1) of the Registrant's Post-Effective Amendment No. 45 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(m)(2) Amended Schedule A, dated June 22, 2017, to the Amended and Restated Distribution Plan, dated March 3, 2015, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 103 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000615 on June 23, 2017.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 12, 2014, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(n)(2) Schedule D and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit
(n)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(n)(3) Schedule F and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(n)(4) Schedule G and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Strategic Global Advisors Funds, is incorporated herein by reference to Exhibit
(n)(4) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(n)(5) Schedule H and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit
(n)(5) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001783 on October 21, 2016.

(n)(6) Schedule I and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(n)(7) Amended and Restated Schedule J and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (n)(7) of Post-Effective Amendment No. 103 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000615 on June 23, 2017.

(n)(8) Schedule K and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the MFG Funds, is incorporated herein by reference to Exhibit (n)(8) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(n)(9) Amended and Restated Schedule A and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the NorthPointe Funds, to be filed by amendment.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(2) SIDCO Code of Ethics, dated September 30, 2017, is filed herewith.

(p)(3) SEI GFS Code of Ethics, dated February 2017, is filed herewith.

(p)(4) NorthPointe Code of Ethics, dated March 2013, is incorporated herein by reference to Exhibit (p)(4) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000079 on February 20, 2014.

(p)(5) Fiera Code of Ethics, dated July 2017, is filed herewith.

(p)(6) Karya Code of Ethics, dated January 9, 2017, is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(p)(7) MAI Code of Ethics, dated December 31, 2014, is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001068 on February 26, 2016.

(p)(8) Logan Circle Partners Code of Ethics is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(p)(9) Knights of Columbus Asset Advisors Code of Ethics, dated December 1, 2014, is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(p)(10) Boston Advisors Code of Ethics, dated January 1, 2017, is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(p)(11) Chiron Code of Ethics, dated January 2017, is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000965 on September 27, 2017.

(p)(12) PineBridge Code of Ethics, dated July 2017, is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(p)(13) Strategic Global Advisors Code of Ethics, dated November 30, 2016, is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000442 on April 21, 2017.

(p)(14) RWC Code of Ethics, dated April 2016, is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001783 on October 21, 2016.

(p)(15) Chilton Code of Ethics, dated September 2015, is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(p)(16) GQG Partners Code of Ethics is filed herewith.

(p)(17) BNPP AM USA Code of Ethics, dated December 2015, is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(p)(18) BNPP AM UK Code of Ethics, dated December 2016, is incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 103 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000615 on June 23, 2017.

(p)(19) Acadian Code of Ethics, dated January 2016, is incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(p)(20) MFG Asset Management Code of Ethics, dated February 15, 2017, is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(p)(21) Investec Code of Ethics, dated October 2016, is incorporated herein by reference to Exhibit (p)(23) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(q)(1) Powers of Attorney, each dated February 12, 2014, for Michael Beattie, William M. Doran, Jon C. Hunt, Thomas P. Lemke and Randall S. Yanker, are incorporated herein by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(q)(2) Power of Attorney, dated September 17, 2015, for Mr. Stephen Connors, is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000803 on October 9, 2015.

(q)(3) Power of Attorney, dated June 27, 2016, for Mr. Jay Nadel, is incorporated herein by reference to Exhibit (q)(3) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001473 on July 15, 2016.

(q)(4) Resolution adopted by the Board of Trustees of the Registrant on February 12, 2014, is incorporated herein by reference to Exhibit (q)(4) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001834 on November 4, 2016.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust's Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust's By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers) and/or directors, officers or partners of each investment adviser (or sub-adviser) is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC

Acadian Asset Management LLC ("Acadian") serves as investment sub-adviser to the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
John Chisholm,             Acadian Asset Management (UK)           Affiliated Directorships
Executive Vice             Ltd
President, CIO, Member     110 Cannon Street, 4th Floor
of Board of Managers       London EC4N 6EU
                           United Kingdom
                           -----------------------------------
                           Acadian Asset Management
                           (Australia) Ltd
                           20 Martin Place
                           Level 9, Suite 3
                           Sydney, NSW 2000
                           Australia
-------------------------------------------------------------------------------------------------
Churchill Franklin,        Acadian Asset Management                Affiliated Directorships
CEO, Member of Board       (Australia) Ltd
of Managers                20 Martin Place
                           Level 9, Suite 3
                           Sydney, NSW 2000
                           Australia
                           -----------------------------------
                           Acadian Asset Management (UK)
                           Ltd
                           110 Cannon Street, 4th Floor
                           London EC4N 6EU
                           United Kingdom
                           -----------------------------------
                           Acadian Cayman Limited G.P.
                           Maples Corporate  Services
                           Limited
                           PO Box 309
                           Ugland House
                           Grand Cayman, KY1-1104
                           Cayman Islands
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
Ronald Frashure,           Acadian Asset Management                Affiliated Directorships
Chairman of the Board      (Singapore) Pte Ltd
of Managers                8 Shenton Way, #37-02
                           Singapore 068811
                           -----------------------------------
                           Acadian Cayman Limited G.P.
                           Maples  Corporate   Services
                           Limited
                           PO Box 309
                           Ugland House
                           Grand Cayman, KY1-1104
                           Cayman Islands
-------------------------------------------------------------------------------------------------
Mark Minichiello,          Acadian Asset Management (UK)           Affiliated Directorships
Executive Vice             Ltd
President, COO,            110 Cannon Street, 4th Floor
Treasurer, Secretary,      London EC4N 6EU
Member of Board of         United Kingdom
Managers                   -----------------------------------
                           Acadian Asset Management
                           (Australia) Ltd
                           20 Martin Place
                           Level 9, Suite 3
                           Sydney, NSW 2000
                           Australia
                           -----------------------------------
                           Acadian Asset Management
                           (Singapore) Pte Ltd
                           8 Shenton Way, #37-02
                           Singapore 068811
                           -----------------------------------
                           Acadian Asset Management
                           (Japan)
                           Marunouchi Trust Tower Main
                           1-8-3 Marunouchi, Chiyoda-ku
                           Tokyo 100-0005
                           Japan
-------------------------------------------------------------------------------------------------
Ross Dowd, Executive       Acadian Asset Management (UK)
Vice President, Head of    Ltd
Client Service, Member     110 Cannon Street, 4th Floor
of Board of Managers       London
                           EC4N 6EU
                           United Kingdom
                           -----------------------------------
                           Acadian Cayman Limited G.P.
                           Maples  Corporate   Services
                           Limited
                           PO Box 309
                           Ugland House
                           Grand Cayman, KY1-1104
                           Cayman Islands
                           -----------------------------------
                           Acadian Asset Management
                           (Australia) Ltd
                           20 Martin Place
                           Level 9, Suite 3
                           Sydney, NSW 2000
                           Australia
                           -----------------------------------
                           Acadian Asset Management
                           (Singapore) Pte Ltd
                           8 Shenton Way, #37-02
                           Singapore 068811
                           -----------------------------------
                           Acadian Asset Management
                           (Japan)
                           Marunouchi Trust Tower Main
                           1-8-3 Marunouchi, Chiyoda-ku
                           Tokyo 100-0005
                           Japan
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
Linda Gibson, Member       OM Asset Management PLC (a              Executive Vice President and
of Board of Managers       public company traded on the            Head of Global Distribution
                           NYSE);
                           5th Floor Millennium Bridge
                           House
                           2 Lambeth Hill
                           London
                           EC4V 4GG
                           United Kingdom
                           ----------------------------------------------------------------------
                           OMAM Inc. (f/k/a Old Mutual             Director, Executive Vice
                           (US) Holdings Inc.) (a holding          President and Head of Global
                           company);                               Distribution
                           200 Clarendon Street, 53rd Floor
                           Boston, MA 02116
                           ----------------------------------------------------------------------
                           Acadian Asset Management LLC            Affiliated Directorships
                           (an investment advisor);
                           260 Franklin Street
                           Boston, MA 02110
                           ----------------------------------------------------------------------
                           Barrow, Hanley, Mewhinney &             Affiliated Directorships
                           Strauss, LLC (an investment
                           advisor);
                           JPMorgan Chase Tower
                           2200 Ross Avenue, 31st Floor
                           Dallas, TX 75201
                           ----------------------------------------------------------------------
                           OMAM (HFL) Inc. (f/k/a Old              Affiliated Directorships
                           Mutual (HFL) Inc.) (a holding
                           company for Heitman affiliated
                           financial services firms);
                           200 Clarendon Street, 53(rd) Floor
                           Boston, MA 02116
                           ----------------------------------------------------------------------
                           OMAM International Ltd. (f/k/a          Affiliated Directorships
                           Old Mutual Asset Management
                           International, Ltd.) (an investment
                           advisor);
                           Millenium Bridge House
                           2 Lambeth Hill
                           London
                           EC4V 4GG
                           England
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
Christopher Hadley,        OM Asset Management PLC (a              Executive Vice President and
Member of Board of         public company traded on the            Chief Talent Officer
Managers                   NYSE);
                           5TH Floor Millennium Bridge
                           House
                           2 Lambeth Hill
                           London
                           EC4V 4GG
                           United Kingdom
                           ----------------------------------------------------------------------
                           OMAM Inc. (f/k/a Old Mutual             Executive Vice President and
                           (US) Holdings Inc.) (a holding          Chief Talent Officer
                           company);
                           200 Clarendon Street, 53(rd) Floor
                           Boston, MA 02116
                           Acadian Asset Management LLC
                           (an investment advisor)
                           260 Franklin Street
                           Boston, MA 02110
-------------------------------------------------------------------------------------------------
Aidan Riordan, Member      OM Asset Management PLC (a              Executive Vice President,
of Board of Managers       public company traded on the            Head of Affiliate Management
                           NYSE);
                           5th Floor Millennium Bridge
                           House
                           2 Lambeth Hill
                           London
                           EC4V 4GG
                           United Kingdom
                           ----------------------------------------------------------------------
                           OMAM Inc. (f/k/a Old Mutual             Executive Vice President,
                           (US) Holdings Inc.) (a holding          Head of Affiliate Management
                           company);
                           200 Clarendon Street, 53(rd) Floor
                           Boston, MA 02116
                           ----------------------------------------------------------------------
                           Acadian Asset Management LLC            Affiliated Directorships
                           (an investment advisor);
                           260 Franklin Street
                           Boston, MA 02110
                           ----------------------------------------------------------------------
                           Barrow, Hanley, Mewhinney &             Affiliated Directorships
                           Strauss, LLC (an investment
                           advisor);
                           JPMorgan Chase Tower
                           2200 Ross Avenue, 31st Floor
                           Dallas, TX 75201
                           ----------------------------------------------------------------------
                           Campbell Global, LLC (an                Affiliated Directorships
                           investment advisor)
                           One South West Columbia, Suite 1720
                           Portland, OR 97258
                           ----------------------------------------------------------------------
                           Copper Rock Capital Partners            Affiliated Directorships
                           LLC (an investment advisor);
                           200 Clarendon Street, 51(st) Floor
                           Boston, MA 02116
                           ----------------------------------------------------------------------
                           OMAM (HFL) Inc. (f/k/a Old              Affiliated Directorships
                           Mutual (HFL) Inc.) (a holding
                           company for Heitman affiliated
                           financial services firms);
                           200 Clarendon Street, 53(rd) Floor
                           Boston, MA 02116
                           ----------------------------------------------------------------------
                           Investment Counselors of                Affiliated Directorships
                           Maryland, LLC (an investment
                           advisor);
                           300 East Lombard Street, Suite 810
                           Baltimore, MD 21202
                           ----------------------------------------------------------------------
                           Thompson, Siegel & Walmsley             Affiliated Directorships
                           LLC (an investment advisor)
                           6806 Paragon Pl., Ste. 300
                           Richmond, VA 23230
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
 Stephen Belgrad,          OM Asset Management PLC (a              Executive Vice President and
 Member of Board of        public company traded on the            Chief Financial Officer
 Managers                  NYSE);
                           5th Floor Millennium Bridge
                           House
                           2 Lambeth Hill
                           London
                           EC4V 4GG
                           United Kingdom
                           ----------------------------------------------------------------------
                           OMAM Inc. (f/k/a Old Mutual             Director, Executive Vice
                           (US) Holdings Inc.) (a holding          President and Chief Financial
                           company);                               Officer
                           200 Clarendon Street, 53(rd) Floor
                           Boston, MA 02116
                           ----------------------------------------------------------------------
                           Acadian Asset Management LLC            Affiliated Directorships
                           (an investment advisor);
                           260 Franklin Street
                           Boston, MA 02110
                           ----------------------------------------------------------------------
                           OMAM International Ltd. (f/k/a          Affiliated Directorships
                           Old Mutual Asset Management
                           International, Ltd.) (an investment
                           advisor)
                           Millenium Bridge House
                           2 Lambeth Hill
                           London
                           EC4V 4GG
                           England
-------------------------------------------------------------------------------------------------

BNP PARIBAS ASSET MANAGEMENT UK LIMITED

BNP PARIBAS ASSET MANAGEMENT UK Limited ("BNPP AM UK") serves as investment sub-adviser to the Registrant's BNP Paribas AM Emerging Markets Total Return Fixed Income Fund. The principal address of BNPP AM UK is 5 Aldermanbury Square, London EC2V 7BP, United Kingdom. BNPP AM UK is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is for the fiscal years ended September 30, 2016 and 2017.

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
Frederic Janbon            BNP Paribas Asset Management                     Director
Director                   Monaco S.A.
                           6, Avenue de la Madone
                           Monaco 98000
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management                     Director
                           Holding S.A.
                           14 Rue Bergere
                           Paris, France 75009
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management                     Director
                           France
                           14 Rue Bergere
                           Paris, France 75009
-------------------------------------------------------------------------------------------------
Iain Heeps                 Harewood Helena 1 Limited                        Director
Chief Operating Officer    5 Aldermanbury Square
Director                   London EC2V 7BP
                        -------------------------------------------------------------------------
                           Harewood Helena 2 Limited                        Director
                           5 Aldermanbury Square
                           London EC2V 7BP
-------------------------------------------------------------------------------------------------
Alicia Lovejoy             Harewood Helena 1 Limited                        Director
Chief Financial Officer    5 Aldermanbury Square
                           London EC2V 7BP
                        -------------------------------------------------------------------------
                           Harewood Helena 2 Limited                        Director
                           5 Aldermanbury Square
                           London EC2V 7BP
-------------------------------------------------------------------------------------------------
Francois Regnier           BNP Paribas UK Limited                           Director
Non-Executive Director     10 Harewood Avenue
                           London NW1 6AA
-------------------------------------------------------------------------------------------------

BNP PARIBAS ASSET MANAGEMENT USA, INC.

BNP PARIBAS ASSET MANAGEMENT USA, Inc. ("BNPP AM USA") serves as investment adviser to the Registrant's BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund. The principal address of BNPP AM USA is 200 Park Avenue, New York, New York 10166. BNPP AM USA is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is for the fiscal years ended September 30, 2016 and 2017.

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
Robert Hawley              BNP Paribas                                  Deputy Head of CIB
Director                   787 7th Avenue                               Americas
                           New York, NY 10019                           Head of Global Markets
                                                                        Americas
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management USA             Director
                           Holdings Inc.
                           200 Park Avenue, 11th Floor
                           New York, NY 10166
                        -------------------------------------------------------------------------
                           BNP Paribas Securities Corp.                 President
                           787 7th Avenue
                           New York, NY 10019
                        -------------------------------------------------------------------------
                           BNP Paribas Prime Brokerage Inc.             Director
                           787 7th Avenue
                           New York, NY 10019
                        -------------------------------------------------------------------------
                           BNP Paribas US Wholesale Holdings            Director
                           Corp.
                           787 7th Avenue
                           New York, NY 10019
                        -------------------------------------------------------------------------
                           BNP Paribas Brazil Consulting Board          Director
                           Av Presidente Juscelino Kubitschek
                           510 -- 04543
                           906 Sao Paulo, Brazil
                        -------------------------------------------------------------------------
                           BANEXI Holding Corp.                         Director
                           787 7th Avenue
                           New York, NY 10019
                        -------------------------------------------------------------------------
                           BNP Paribas Capital Services, Inc.           Director
                           787 7th Avenue
                           New York, NY 10019
                        -------------------------------------------------------------------------
                           BNP Paribas CC, Inc.                         Director
                           787 7th Avenue
                           New York, NY 10019
                        -------------------------------------------------------------------------
                           BNP Paribas VPG Master, LLC                  Director
                           787 7th Avenue
                           New York, NY 10019
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
Pascal Biville             BNP Paribas Asset Management                   President,
Director                   France                                         Director
Treasurer                  14 Rue Bergere
                           Paris, France 75009
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management USA               Director
                           Holdings Inc.
                           200 Park Avenue, 11th Floor
                           New York, NY 10166
                        -------------------------------------------------------------------------
                           FundQuest Advisors                             Director
                           1 Boulevard Haussmann
                           Paris, France 75009
                        -------------------------------------------------------------------------
                           BNP Paribas Capital Partners                   Member of Supervisory
                           14 Rue Bergere                                 Board
                           Paris, France 75009
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management NL                Director
                           Holding N.V.
                           Herengracht 595
                           Amsterdam, The Netherlands
                                     1017CE
                        -------------------------------------------------------------------------
                           Alfred Berg Asset Management AB                Director
                           Nybrokajen 5
                           Stockholm, Sweden 107 25
                        -------------------------------------------------------------------------
                           Banco Estado S.A. Administradora               Director
                           General de Fondos
                           Nueva York 33
                           piso 7, Santiago Chile
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management                   Delegated Chief
                           Holding S.A.                                   Executive Officer
                           14 Rue Bergere                                 Deputy Director
                           Paris, France 75009                            General
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management                   Deputy Director
                           Monaco S.A.
                           6, Avenue de la Madone
                           Monaco 98000
-------------------------------------------------------------------------------------------------
Daniel Klein               BNP Paribas Investment Partners                Director
Chief Executive Officer    Trust Company
Director                   155 N. Wacker Drive, Suite 4450
                           Chicago, IL 60606
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management USA               Director,
                           Holdings Inc.                                  Chief Executive
                           200 Park Avenue, 11th Floor                    Officer/President
                           New York, NY 10166
                        -------------------------------------------------------------------------
                           Dwight International School                    Director
                           Foundation
                           291 Central Park West
                           New York, NY 10024
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
    NAME AND POSITION       NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                   OTHER COMPANY
-------------------------------------------------------------------------------------------------
Philippe Ditisheim         BNP Paribas Asset Management USA               Director, Chairman
Director, Chairman         Holdings Inc.
                           200 Park Avenue, 11th Floor
                           New York, NY 10166
                        -------------------------------------------------------------------------
                           FundQuest Advisor                              Director
                           1 Boulevard Haussmann
                           Paris, France 75009
                        -------------------------------------------------------------------------
                           BNP Paribas Dealing Services                   Director
                           1 Boulevard Haussmann
                           Paris, France 75009
                        -------------------------------------------------------------------------
                           BNP Paribas Asset Management                   Executive Committee
                           Holding S.A.                                   Member
                           14 Rue Bergere
                           Paris, France 75009
-------------------------------------------------------------------------------------------------
Robin Meister              BNP Paribas Asset Management USA               Secretary,
Secretary,                 Holdings Inc.                                  Chief Legal &
Head of Legal &            200 Park Avenue, 11th Floor                    Compliance Officer
Compliance                 New York, NY 10166
                        -------------------------------------------------------------------------
                           BNP Paribas Investment Partners                Chief Legal Officer
                           Trust Company
                           155 N. Wacker Drive, Suite 4450
                           Chicago, IL 60606
-------------------------------------------------------------------------------------------------
Gary Friedman              BNP Paribas Asset Management USA               Chief Financial
Chief Financial Officer    Holdings Inc.                                  Officer/Treasurer
                           200 Park Avenue, 11th Floor
                           New York, NY 10166
-------------------------------------------------------------------------------------------------

BOSTON ADVISORS, LLC

Boston Advisors, LLC ("Boston Advisors") serves as investment sub-adviser for the Registrant's Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund. The principal address of Boston Advisors is One Liberty Square, 10th Floor, Boston, Massachusetts 02109. Boston Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2015 and 2016, no director, officer or partner of Boston Advisors engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CHILTON INVESTMENT COMPANY, LLC

Chilton Investment Company, LLC ("Chilton") serves as investment adviser for the Registrant's Chilton Strategic European Equities Fund. The principal address of Chilton is 1290 East Main Street, Stamford, Connecticut 06902. Chilton is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

---------------------------------------------------------------------------------------------------------
    NAME AND POSITION           NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                  OTHER COMPANY
---------------------------------------------------------------------------------------------------------
Richard L. Chilton, Jr.       Chilton Trust Company                     Founder, Chairman, Chief
Chairman of the Board,        396 Royal Palm Way                        Investment Officer & Director
Chief Executive Officer &     Palm Beach, Florida 33480
Chief Investment Officer
                              Chilton Investment Services               Founder, Chairman, Chief
                              1290 East Main Street                     Investment Officer & Director
                              Stamford, Connecticut 06902

                              Chilton International (BVI) Ltd.          Director
                              Chilton Strategic Value International     Director
                              II (BVI) Ltd.
                              Chilton European International (BVI)      Director
                              Ltd.
                              Chilton Small Cap & Mid Cap               Director
                              International (BVI) Ltd.

                              Chilton Investment Partners, L.P.         Partnership Board
                              Chilton Opportunity Trust, L.P.           Partnership Board
                              Chilton Strategic Value Partners, L.P.    Partnership Board
                              Chilton QP European Partners, L.P.        Partnership Board
                              Chilton Small Cap & Mid Cap               Partnership Board
                              Partners, L.P.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
    NAME AND POSITION           NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                  OTHER COMPANY
---------------------------------------------------------------------------------------------------------
James Steinthal               Chilton International (BVI) Ltd.          Director
Director, President, Chief    Chilton Strategic Value International     Director
Operating Officer &           II (BVI) Ltd.
General Counsel               Chilton European International (BVI)      Director
                              Ltd.
                              Chilton Small Cap & Mid Cap               Director
                              International (BVI) Ltd.

                              Chilton Investment Partners, L.P.         Partnership Board
                              Chilton Opportunity Trust, L.P.           Partnership Board
                              Chilton Strategic Value Partners, L.P.    Partnership Board
                              Chilton QP European Partners, L.P.        Partnership Board
                              Chilton Small Cap & Mid Cap               Partnership Board
                              Partners, L.P.

                              Chilton Investment Company, Ltd.          Director, Vice President,
                              33 Sackville Street                       Compliance Officer, FATCA
                              London W1S 3EB                            Responsible Officer & Secretary
                              United Kingdom

                              Chilton Trust Company                     Executive Vice President,
                              396 Royal Palm Way                        General Counsel
                              Palm Beach, Florida 33480

                              Chilton Investment Services               Executive Vice President,
                              1290 East Main Street                     General Counsel
                              Stamford, CT 06880
---------------------------------------------------------------------------------------------------------
Jennifer Foster               Chilton Trust Company                     Executive Vice President, Co-
Director, Executive Vice      396 Royal Palm Way                        Chief Investment Officer &
President-Co-Chief            Palm Beach, Florida 33480                 Portfolio Manager, Equities
Investment Officer,
Portfolio Manager             Chilton Investment Services               Executive Vice President, Co-
                              1290 East Main Street                     Chief Investment Officer &
                              Stamford, CT 06880                        Portfolio Manager, Equities
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
    NAME AND POSITION           NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                  OTHER COMPANY
---------------------------------------------------------------------------------------------------------
Patricia Mallon               Chilton International (BVI) Ltd.          Director
Director                      Chilton Strategic Value International     Director
                              II (BVI) Ltd.
                              Chilton European International (BVI)      Director
                              Ltd.
                              Chilton Small Cap & Mid Cap               Director
                              International (BVI) Ltd.

                              Chilton Investment Partners, L.P.         Partnership Board
                              Chilton Opportunity Trust, L.P.           Partnership Board
                              Chilton Strategic Value Partners, L.P.    Partnership Board
                              Chilton QP European Partners, L.P.        Partnership Board
                              Chilton Small Cap & Mid Cap               Partnership Board
                              Partners, L.P.
---------------------------------------------------------------------------------------------------------
Jonathan Wainwright           Cadwalader, Wickersham & Taft LLP         Senior Counsel
Director                      One World Financial Center
                              New York, NY 10281

                              Chilton Trust Company                     Director
                              396 Royal Palm Way
                              Palm Beach, Florida 33480

                              Chilton Investment Services               Director
                              1290 East Main Street
                              Stamford, Connecticut 06902

                              Chilton International (BVI) Ltd.          Director
                              Chilton Strategic Value International     Director
                              II (BVI) Ltd.
                              Chilton European International (BVI)      Director
                              Ltd.
                              Chilton Small Cap & Mid Cap               Director
                              International (BVI) Ltd.

                              Chilton Investment Partners, L.P.         Partnership Board
                              Chilton Opportunity Trust, L.P.           Partnership Board
                              Chilton Strategic Value Partners, L.P.    Partnership Board
                              Chilton QP European Partners, L.P.        Partnership Board
                              Chilton Small Cap & Mid Cap               Partnership Board
                              Partners, L.P.
---------------------------------------------------------------------------------------------------------
 Peter Kim                    Chilton Trust Company                     Senior Vice President, Assistant
 Senior Vice President-       396 Royal Palm Way                        General Counsel and Chief
 Assistant General Counsel    Palm Beach, Florida 33480                 Compliance Officer

                              Chilton Investment Services               Senior Vice President, Assistant
                              1290 East Main Street                     General Counsel and Chief
                              Stamford, CT 06880                        Compliance Officer
---------------------------------------------------------------------------------------------------------
 Allison Schachter            Chilton Investment Company, Ltd.          Director, Vice President &
 Vice President-Treasurer     33 Sackville Street                       Treasurer
 & Chief Financial Officer-   London
 Management Company           W1S 3EB
                              United Kingdom
---------------------------------------------------------------------------------------------------------

CHIRON INVESTMENT MANAGEMENT, LLC

Chiron Investment Management, LLC ("Chiron") serves as investment adviser for the Registrant's Chiron Capital Allocation Fund and Chiron SMid Opportunities Fund. The principal address of Chiron is 1350 Avenue of the Americas, Suite 700, New York, New York 10019. Chiron is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2015 and 2016, no director, officer or partner of Chiron engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

FIERA CAPITAL INC.

Fiera Capital Inc. ("Fiera") serves as investment adviser to the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of Fiera is 375 Park Avenue, 8th Floor, New York, New York 10152. Fiera is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-------------------------------------------------------------------------------------------------
    NAME AND POSITION         NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
 WITH INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY             OTHER COMPANY
-------------------------------------------------------------------------------------------------
Jean-Guy Desjardins           Fiera Capital Corporation          Chairman of the Board and Chief
Director                      1501 McGill College Avenue,        Executive Officer
                              Suite 800
                              Montreal, Quebec
                              Canada H3A 3M8
-------------------------------------------------------------------------------------------------
Sylvain Brosseau              Fiera Capital Corporation          Global President and Chief
Director                      1501 McGill College Avenue,        Operating Officer
                              Suite 800
                              Montreal, Quebec
                              Canada H3A 3M8
-------------------------------------------------------------------------------------------------
Alain St. Hilaire             Fiera Capital Corporation          Executive Vice President, Human
Director                      1501 McGill College Avenue,        Resources and Corporate
                              Suite 800                          Communications
                              Montreal, Quebec
                              Canada H3A 3M8
-------------------------------------------------------------------------------------------------
John Valentini                Fiera Capital Corporation          Global Chief Financial Officer
Director                      1501 McGill College Avenue,        and Head of Private Alternative
                              Suite 800                          Investments
                              Montreal, Quebec
                              Canada H3A 3M8
-------------------------------------------------------------------------------------------------
Pierre Blanchette             Fiera Capital Corporation          Head of Finance(1)
Executive Vice President,     1501 McGill College Avenue,
Head of Finance               Suite 800
                              Montreal, Quebec
                              Canada H3A 3M8
-------------------------------------------------------------------------------------------------
Nitin N. Kumbhani             Apex Capital Management, Inc.      CEO and President(2)
Director, Vice Chairman       10050 Innovation Drive,
and Chief of Growth           Suite 120
Equities                      Dayton, OH 45342
-------------------------------------------------------------------------------------------------

(1) Mr. Blanchette held this position prior to joining Fiera Capital Inc. full time.

(2) Mr. Kumbhani held this position prior to the acquisition of Apex Capital Management, Inc. by Fiera Capital Corporation on June 1, 2016.

GQG PARTNERS LLC

GQG Partners LLC ("GQG Partners") serves as investment adviser for the Registrant's GQG Partners Emerging Markets Equity Fund. The principal address of GQG Partners is 350 East Las Olas Boulevard, Suite 1100, Fort Lauderdale, Florida 33301. GQG Partners is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended July 31, 2016 and 2017.

-------------------------------------------------------------------------------------------
NAME AND POSITION WITH         NAME AND PRINCIPAL BUSINESS          CONNECTION WITH OTHER
  INVESTMENT ADVISER            ADDRESS OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------
Rajiv Jain                     Vontobel Asset Management         Co-Chief Executive Officer
Chief Investment Officer       1540 Broadway                     Chief Investment Officer
Executive Chairman             New York, NY 10036                Head of Equities
                                                                 Portfolio Manager
-------------------------------------------------------------------------------------------
Timothy Carver                 Pacific Current Group Ltd         Chief Executive Officer
CEO                            1301 2nd Ave, Suite 1700          Director
                               Seattle, WA 98101
                               ------------------------------------------------------------
                               Northern Lights Capital Group     Chief Executive Officer
                               1301 2nd Ave, Suite 1700          Director
                               Seattle, WA 98101
                               ------------------------------------------------------------
                               WHV Investment Management,        Director
                               Inc.
                               301 Battery Street
                               San Francisco, CA 94111
                               ------------------------------------------------------------
                               Aperio Group LLC                  Director
                               Three Harbor Drive, Suite 315
                               Sausalito, CA 94965
                               ------------------------------------------------------------
                               Raven Capital Management          Director
                               LLC
                               110 Greene Street, Suite 9G
                               New York, NY 10012
                               ------------------------------------------------------------
                               Nereus Capital Investors          Director
                               (Singapore) Pte Ltd
                               112 Robinson Rd, Suite 04-02
                               Singapore, 068902
                               ------------------------------------------------------------
                               Northern Lights Alternative       Director
                               Investors LLP
                               Rex House, 4-12 Regent St
                               London, SW1 YPE
                               ------------------------------------------------------------
                               ROC Partners                      Director
                               Level 38, 259 George Street
                               Sydney, NSW, 2000
                               ------------------------------------------------------------
                               GQG Global UCITS ICAV             Director
                               3 George's Dock
                               IFSC
                               Dublin D01 X5X0
                               Ireland
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Paul Greenwood                 Pacific Current Group Ltd         North American CEO
Director                       1301 2nd Ave, Suite 1700          Chief Investment Officer
                               Seattle, WA 98101                 Director
-------------------------------------------------------------------------------------------
Melodie Zalakuk                Rainier Investment Management     Chief Operating Officer
Chief Operating Officer        601 Union Street, Suite 3525      Director
                               Seattle, WA 98101
                               ------------------------------------------------------------
                               Rainier Funds                     Chief Executive Officer
                               601 Union Street, Suite 3525      President
                               Seattle, WA 98101                 Chief Financial Officer
                               ------------------------------------------------------------
                               Cover 3 Consulting, LLC           Managing Member
                               1805 McGilvra Blvd. E,
                               Seattle, WA 98112
-------------------------------------------------------------------------------------------
Robert Mathai                  Stellate Partners                 Partner
Director of Client Services    168 Westwind Drive
                               Cape San Blas, FL 32456
                               ------------------------------------------------------------
                               GQG Global UCITS ICAV             Director
                               3 George's Dock
                               IFSC
                               Dublin D01 X5X0
                               Ireland
-------------------------------------------------------------------------------------------
Greg Lyons                     Greg Lyons, PLLC                  Principal
General Counsel                P.O. Box 13055
                               Burton, WA 98013
                               ------------------------------------------------------------
                               GQG Global UCITS ICAV             Director
                               3 George's Dock
                               IFSC
                               Dublin D01 X5X0
                               Ireland
-------------------------------------------------------------------------------------------

INVESTEC ASSET MANAGEMENT NORTH AMERICA, INC.

Investec Asset Management North America, Inc. ("Investec") serves as investment adviser for the Registrant's Investec Global Franchise Fund. The principal address of Investec is 666 Fifth Avenue, 37th Floor, New York, New York 10103. Investec is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of [date]. [To be updated by amendment.]

--------------------------------------------------------------------------------
   NAME AND POSITION         NAME AND PRINCIPAL BUSINESS       CONNECTION WITH
WITH INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY         OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

KARYA CAPITAL MANAGEMENT LP

Karya Capital Management LP ("Karya") serves as investment sub-adviser for the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of Karya is 1330 Avenue of the Americas, Suite 520, New York, New York 10019. Karya is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

------------------------------------------------------------------------------------------------
    NAME AND POSITION        NAME AND PRINCIPAL BUSINESS                CONNECTION WITH
WITH INVESTMENT ADVISER       ADDRESS OF OTHER COMPANY                  OTHER COMPANY
------------------------------------------------------------------------------------------------
Rajiv Sobti                  The Wharton School of the University    Advisory Board Member,
Managing Partner and         of Pennsylvania                         Huntsman Program
Chief Investment Officer     3620 Walnut Street
                             Philadelphia, PA 19104
                             -------------------------------------------------------------------
                             The University of Pennsylvania          Advisory Board Member,
                             3620 Walnut Street                      Center for Advanced Studies
                             Philadelphia, PA 19104                  in India
------------------------------------------------------------------------------------------------
Laura Pentimone              Ardmore Academy of Irish Dance          Owner, Member, President
Chief Compliance Officer     LLC
                             300 Park Avenue
                             Rutherford, NJ 07070
------------------------------------------------------------------------------------------------

KNIGHTS OF COLUMBUS ASSET ADVISORS LLC

Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors") serves as investment adviser for the Registrant's Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund. The principal address of Knights of Columbus Asset Advisors is One Columbus Plaza, New Haven, Connecticut 06510. Knights of Columbus Asset Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

------------------------------------------------------------------------------------------------
   NAME AND POSITION           NAME AND PRINCIPAL BUSINESS              CONNECTION WITH
WITH INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY                 OTHER COMPANY
------------------------------------------------------------------------------------------------
Anthony V. Minopoli,          Knights of Columbus                   Executive Vice President and
President and Chief                                                 Chief Investment Officer
Investment Officer
------------------------------------------------------------------------------------------------
Michael P. Votto, Vice        Knights of Columbus                   Special Counsel
President and Special
Counsel; formerly, Chief
Compliance Officer (from
2015 to June 2016)
------------------------------------------------------------------------------------------------
Robert F. Amweg, Chief        Vigilant Compliance, LLC              Director
Compliance Officer            Gateway Corporate Center, Suite 216
(effective June 2016)         223 Wilmington West Chester Pike
                              Chadds Ford, PA 19317
------------------------------------------------------------------------------------------------

LOGAN CIRCLE PARTNERS L.P.

Logan Circle Partners L.P. ("Logan Circle Partners") serves as investment adviser for the Registrant's Logan Circle Partners Core Plus Fund and Logan Circle Partners Multi-Sector Fixed Income Fund. The principal address of Logan Circle Partners is Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle Partners is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2015 and 2016, no director, officer or partner of Logan Circle Partners engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

MAGELLAN ASSET MANAGEMENT LIMITED

Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management"), serves as investment adviser for the Registrant's MFG Low Carbon Global Fund and MFG Infrastructure Fund. The principal address of MFG Asset Management is MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. MFG Asset Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended September 30, 2016 and 2017.

------------------------------------------------------------------------------------------------------
 NAME AND POSITION WITH          NAME AND PRINCIPAL BUSINESS                    CONNECTION WITH
   INVESTMENT ADVISER             ADDRESS OF OTHER COMPANY                       OTHER COMPANY
------------------------------------------------------------------------------------------------------
Hamish Douglass                  Victor Chang Cardiac Research Institute      Non-Executive Director
CEO and Chief Investment         405 Liverpool Street
Officer                          Darlinghurst NSW 2010, Australia
------------------------------------------------------------------------------------------------------
John Eales                       Flight Centre Travel Group Limited           Non-Executive Director
Non-Executive Director           Southpoint, 275 Grey Street
                                 South Brisbane QLD 4101, Australia
                                 ---------------------------------------------------------------------
                                 Fuji Xerox - Document Management Solutions   Non-Executive Director
                                 Level 5, 26 College Street
                                 Sydney NSW 2000, Australia
                                 ---------------------------------------------------------------------
                                 Rugby Australia                              Non-Executive Director
                                 Volvo Centre, Allianz Stadium
                                 Driver Avenue, Moore Park NSW 2021,
                                 Australia
------------------------------------------------------------------------------------------------------
Robert Fraser                    TC Corporate Pty Limited                     Managing Director
Non-Executive Director           Level 10, 167 Macquarie Street
                                 Sydney NSW 2000, Australia
                                 ---------------------------------------------------------------------
                                 Taylor Collison                              Director
                                 Level 10, 167 Macquarie Street
                                 Sydney NSW 2000, Australia
                                 ---------------------------------------------------------------------
                                 ARB Corporation                              Non-Executive Director
                                 42-44 Garden Street
                                 Kilsyth VIC 3137,
                                 Australia
                                 ---------------------------------------------------------------------
                                 FFI Holdings Limited                         Non-Executive Director
                                 23 Knock Place
                                 Jandakot WA 6164, Australia
                                 ---------------------------------------------------------------------
                                 Gowing Bros Limited                          Former Non-Executive
                                 Unit 21, Jones Bay Wharf                     Director
                                 26-32 Pirrama Rd
                                 Pyrmont NSW 2009, Australia
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 NAME AND POSITION WITH          NAME AND PRINCIPAL BUSINESS                    CONNECTION WITH
   INVESTMENT ADVISER             ADDRESS OF OTHER COMPANY                       OTHER COMPANY
------------------------------------------------------------------------------------------------------
Paul Lewis                       Australian British Chamber of Commerce       Deputy National
Non-Executive Director           15/3 Spring Street                           Chairman
                                 Sydney NSW 2000, Australia
                                 ---------------------------------------------------------------------
                                 Cure Cancer Australia Foundation             Non-Executive Director
                                 Level 1, 422 Kent Street
                                 Sydney NSW 2000, Australia
                                 ---------------------------------------------------------------------
                                 Grassroots Pty Limited                       Non-Executive Director
                                 Level 1 18 Bulletin Place
                                 Sydney NSW 2000, Australia
                                 ---------------------------------------------------------------------
                                 Growth Mantra                                Chairman
                                 Suite 301, 45 Lime St
                                 King Street Wharf Sydney 2000, Australia
                                 ---------------------------------------------------------------------
                                 NAB Business Advisory Council                Member
                                 800 Bourke St
                                 Docklands VIC 3008, Australia
                                 ---------------------------------------------------------------------
                                 Optal Limited                                Non-Executive Director
                                 17 Moorgate London,
                                 EC2R 6AR, United Kingdom
                                 ---------------------------------------------------------------------
                                 IPScape Limited                               Non-Executive Chairman
                                 Level 8, 140 Arthur Street
                                 North Sydney NSW 2060, Australia
                                 ---------------------------------------------------------------------
                                 Ipro Solutions Pty Limited                    Non-Executive Director
                                 301 Coronation Drive
                                 Milton QLD 4064, Australia
------------------------------------------------------------------------------------------------------
Hamish McLennan                  REA Group Limited                            Chairman
Non-Executive Director           511 Church Street
                                 Richmond VIC 3121,
                                 Australia
------------------------------------------------------------------------------------------------------
Karen Phin                       Ascham School Council of Governors           Ordinary Governor
Non Executive Director           188 New South Head Road
                                 Edgecliff NSW 2027, Australia
                                 ---------------------------------------------------------------------
                                 IMF Bentham Limited                          Non-Executive Director
                                 Level 18, 68 Pitt Street
                                 Sydney NSW 2000, Australia
                                 ---------------------------------------------------------------------
                                 The Takeovers Panel                          Panel Member
                                 Level 10 63 Exhibition Street
                                 Melbourne VIC 3000, Australia
------------------------------------------------------------------------------------------------------

MIZUHO ALTERNATIVE INVESTMENTS, LLC

Mizuho Alternative Investments, LLC ("MAI") serves as investment sub-adviser for the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of MAI is 757 Third Avenue, 8th Floor, New York, New York 10017. MAI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-----------------------------------------------------------------------------------------------
   NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS              CONNECTION WITH
     INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                 OTHER COMPANY
-----------------------------------------------------------------------------------------------
Masanobu Yamaguchi               Mizuho Financial Group, Inc.       Managing Director, Mizuho
President and Chief Executive    Otemachi Tower, 1--5--5            Capital Markets Corporation
Officer                          Otemachi, Chiyoda--ku, Tokyo       (from Apr 2014 through Apr
                                 100--8176, Japan                   2015)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ksenia Portnoy                   Guggenheim Fund Solutions          Director, Senior Legal and
General Counsel and Chief        LLC                                Compliance Counsel
Compliance Officer               135 East 57th Street, 21st Floor
                                 New York, NY 10022
-----------------------------------------------------------------------------------------------

NORTHPOINTE CAPITAL, LLC

NorthPointe Capital, LLC ("NorthPointe") serves as investment adviser for the Registrant's NorthPointe Small Cap Value Fund, NorthPointe Large Cap Value Fund and NorthPointe Small Cap Opportunities Fund. The principal address of NorthPointe is 39400 Woodward Avenue, Suite 190, Bloomfield Hills, Michigan 48304. NorthPointe is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-------------------------------------------------------------------------------------------
NAME AND POSITION WITH       NAME AND PRINCIPAL BUSINESS          CONNECTION WITH
  INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY             OTHER COMPANY
-------------------------------------------------------------------------------------------
Jeffrey Petherick, Partner      Albion College               Board of Trustees, Chairman of
                                611 E Porter St              Investment Committee
                                Albion, MI 49224
-------------------------------------------------------------------------------------------

PINEBRIDGE INVESTMENTS LLC

PineBridge Investments LLC ("PineBridge") serves as investment adviser for the Registrant's PineBridge Dynamic Asset Allocation Fund. The principal address of PineBridge is 399 Park Avenue, 4th Floor, New York, New York 10022. PineBridge is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of October 31, 2015 and 2016.

---------------------------------------------------------------------------------------------------
   NAME AND POSITION          NAME AND PRINCIPAL BUSINESS              CONNECTION WITH
WITH INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY                 OTHER COMPANY
---------------------------------------------------------------------------------------------------
Julian Sluyters              Lehigh University                    Board Member for Lehigh
Chief Operating Officer      Center for Financial Services        University's Center for Financial
                             621 Taylor Street                    Services Advisory Board
                             Bethlehem, PA 18015
---------------------------------------------------------------------------------------------------

RWC ASSET ADVISORS (US) LLC

RWC Asset Advisors (US) LLC ("RWC") serves as investment adviser for the Registrant's RWC Global Emerging Equity Fund. The principal address of RWC is 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. RWC is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended September 30, 2016 and 2017, no director, officer or partner of RWC engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

STRATEGIC GLOBAL ADVISORS, LLC

Strategic Global Advisors, LLC ("Strategic Global Advisors") serves as investment adviser for the Registrant's SGA International Equity Fund, SGA International Equity Plus Fund, SGA International Small Cap Equity Fund and SGA Global Equity Fund. The principal address of Strategic Global Advisors is 100 Bayview Circle, Suite 650, Newport Beach, California 92660. Strategic Global Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended July 31, 2016 and 2017, no director, officer or partner of Strategic Global Advisors engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     The Registrant's distributor, SEI Investments Distribution Co. ("SIDCO"), acts as distributor for:

     SEI Daily Income Trust                                         July 15, 1982
     SEI Tax Exempt Trust                                           December 3, 1982
     SEI Institutional Managed Trust                                January 22, 1987
     SEI Institutional International Trust                          August 30, 1988
     The Advisors' Inner Circle Fund                                November 14, 1991
     The Advisors' Inner Circle Fund II                             January 28, 1993
     Bishop Street Funds                                            January 27, 1995
     SEI Asset Allocation Trust                                     April 1, 1996
     SEI Institutional Investments Trust                            June 14, 1996
     City National Rochdale Funds (f/k/a CNI Charter Funds)         April 1, 1999
     Causeway Capital Management Trust                              September 20, 2001
     ProShares Trust                                                November 14, 2005
     Community Capital Trust (f/k/a Community Reinvestment
       Act Qualified Investment Fund)                               January 8, 2007
     TD Asset Management USA Funds                                  July 25, 2007
     SEI Structured Credit Fund, LP                                 July 31, 2007
     Global X Funds                                                 October 24, 2008
     ProShares Trust II                                             November 17, 2008
     Exchange Traded Concepts Trust (f/k/a FaithShares Trust)       August 7, 2009
     Schwab Strategic Trust                                         October 12, 2009
     RiverPark Funds Trust                                          September 8, 2010
     Adviser Managed Trust                                          December 10, 2010
     New Covenant Funds                                             March 23, 2012
     Cambria ETF Trust                                              August 30, 2012
     Highland Funds I (f/k/a Pyxis Funds I)                         September 25, 2012
     KraneShares Trust                                              December 18, 2012
     LocalShares Investment Trust                                   May 6, 2013
     SEI Insurance Products Trust                                   September 10, 2013
     The KP Funds                                                   September 19, 2013
     SEI Catholic Values Trust                                      March 24, 2015
     SEI Hedge Fund SPC                                             June 26, 2015
     SEI Energy Debt Fund                                           June 30, 2015
     Winton Diversified Opportunities Fund                          September 1, 2015

     Gallery Trust                                                  January 8, 2016
     RiverPark Floating Rate CMBS Fund
       (f/k/a RiverPark Commercial Real Estate Fund)                August 12, 2016
     Schroder Series Trust                                          February 10, 2017
     Schroder Global Series Trust                                   February 10, 2017
     City  National  Rochdale  Select  Strategies  Fund             March 1, 2017

     SIDCO provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                        POSITION AND OFFICE                                 POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                                    WITH REGISTRANT
----                    -------------------                                 ---------------------
William M. Doran        Director                                                Trustee
Paul F. Klauder         Director                                                   --
Wayne M. Withrow        Director                                                   --
Kevin P. Barr           Director, President, & Chief Executive Officer             --
Maxine J. Chou          Chief Financial Officer, Chief Operations Officer,
                          & Treasurer                                              --
Karen E. LaTourette     Chief Compliance Officer, Anti-Money Laundering
                          Officer & Assistant Secretary                            --
John C. Munch           General Counsel & Secretary                                --
Mark J. Held            Senior Vice President                                      --
John P. Coary           Vice President & Assistant Secretary                       --
Lori L. White           Vice President & Assistant Secretary                       --
Judith A. Hirx          Vice President                                             --
Jason McGhin            Vice President                                             --
Gary Michael Reese      Vice President                                             --
Robert M. Silvestri     Vice President                                             --

(c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.)
350 California Street
6th Floor
San Francisco, California 94104

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02110

BNP PARIBAS ASSET MANAGEMENT UK Limited
5 Aldermanbury Square
London
EC2V 7BP
United Kingdom

BNP PARIBAS ASSET MANAGEMENT USA, Inc.
200 Park Ave
New York, New York 10166

Boston Advisors, LLC
One Liberty Square
10th Floor
Boston, Massachusetts 02109

Chilton Investment Company, LLC
1290 East Main Street
Stamford, Connecticut 06902

Chiron Investment Management, LLC
1350 Avenue of the Americas
Suite 700
New York, New York 10019

Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152

GQG Partners LLC
350 East Las Olas Boulevard
Suite 1100
Fort Lauderdale, Florida 33301

Investec Asset Management North America, Inc.
666 Fifth Avenue, 37th Floor
New York, New York 10103

Karya Capital Management LP
1330 Avenue of the Americas
Suite 520
New York, New York 10019

Knights of Columbus Asset Advisors LLC
One Columbus Plaza
New Haven, Connecticut 06510

Logan Circle Partners L.P.
Fortress Investment Group LLC
Three Logan Square
1717 Arch Street, Suite 1500
Philadelphia, Pennsylvania 19103

Magellan Asset Management Limited, doing business as MFG Asset Management MLC Centre Level 36
19 Martin Place
Sydney NSW 2000, Australia

Mizuho Alternative Investments, LLC
757 Third Avenue
8th Floor
New York, New York 10017

NorthPointe Capital, LLC
39400 Woodward Ave, Suite 190
Bloomfield Hills, Michigan 48304

PineBridge Investments LLC
399 Park Avenue, 4th Floor
New York, New York 10022

RWC Asset Advisors (US) LLC
2640 South Bayshore Drive, Suite 201
Miami, Florida 33133

Strategic Global Advisors, LLC
100 Bayview Circle
Suite 650
Newport Beach, California 92660

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 120 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of January, 2018.

                                THE ADVISORS' INNER CIRCLE FUND III

                                     By:              *
                                         -----------------------------
                                         Michael Beattie
                                         President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


               *                  Trustee                     January 26, 2018
------------------------------
William M. Doran

              *                   Trustee                     January 26, 2018
------------------------------
Jon C. Hunt

              *                   Trustee                     January 26, 2018
------------------------------
Thomas P. Lemke

             *                    Trustee                     January 26, 2018
------------------------------
Jay C. Nadel

             *                    Trustee                     January 26, 2018
------------------------------
Randall S. Yanker

            *                     President                   January 26, 2018
------------------------------
Michael Beattie

            *                     Treasurer, Controller &     January 26, 2018
------------------------------    Chief Financial Officer
Stephen Connors

* By: /s/ Dianne M. Descoteaux
     -------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT           DESCRIPTION

(d)(1)(iv)        Investment Advisory Agreement, dated September 15, 2017, between the
                  Registrant and Logan Circle Partners, relating to the Logan Circle Partners
                  Core Plus Fund and Logan Circle Partners Multi-Sector Fixed Income Fund

(d)(3)(xvi)       Amended Schedule A, dated January 26, 2018, to the Expense Limitation
                  Agreement, dated February 28, 2017, between the Registrant and BNPP
                  AM USA, relating to the BNP Paribas AM Funds

(e)(1)(ii)        Amendment No. 1, dated December 7, 2017 to the Distribution Agreement, dated February 12, 2014 between the Registrant and SIDCO

(h)(1)(iv)        Amendment No. 3, dated December 7, 2017, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS

(i)               Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

(j)(1)            Consent of Independent Registered Public Accounting Firm,
                  PricewaterhouseCoopers LLP, relating to the RWC Global Emerging Equity
                  Fund

(j)(2)            Consent of Independent Registered Public Accounting Firm, Ernst & Young
                  LLP, relating to the MFG Infrastructure Fund

(p)(2)            SIDCO Code of Ethics, dated September 30, 2017

(p)(3)            SEI GFS Code of Ethics, dated February 2017

(p)(5)            Fiera Code of Ethics, dated July 2017

(p)(16)           GQG Partners Code of Ethics